SPINNAKER PLUS                                       File Nos. 33-69600/811-4716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                         Pre-Effective Amendment No.                   [ ]
                                                           ------
                              Post-Effective Amendment No.    10       [X]
                                                           ------

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                 Amendment No. 33                      [X]
                                              -----
                        (Check appropriate box or boxes.)

                       SAFECO RESOURCE VARIABLE ACCOUNT B
                       ----------------------------------
                           (Exact Name of Registrant)

                          SAFECO LIFE INSURANCE COMPANY
                          -----------------------------
                               (Name of Depositor)

                5069 154TH PLACE N.E., REDMOND, WASHINGTON    98052
               -------------------------------------------   -------
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (425)376-8000
                                                          --------------

                      NAME AND ADDRESS OF AGENT FOR SERVICE
                      -------------------------------------
                               WILLIAM E. CRAWFORD
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5328

     Approximate date of Proposed Public Offering . . . . . . As Soon as
     Practicable after Effective Date

It is proposed that this filing will become effective:
                immediately upon filing pursuant to paragraph (b) of Rule 485
        ----
          X     on April 30, 2002 pursuant to paragraph (b) of Rule 485
        ----
                60 days after filing pursuant to paragraph (a)(1) of Rule 485
        ----
                on (date) pursuant to paragraph (a)(1) of Rule 485
        ----

If appropriate, check the following:

       this post-effective amendment designates a new effective date for a
----   previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 2001 on or about March 26, 2002.

                       SAFECO RESOURCE VARIABLE ACCOUNT B

                       REGISTRATION STATEMENT ON FORM N-4

                              CROSS REFERENCE SHEET

ITEM NO.                                                                                LOCATION
--------                                                                                --------
                                     PART A
                                     ------
Item 1.       Cover Page                                                                Cover Page

Item 2.       Definitions                                                               Index of Special Terms

Item 3.       Synopsis or Highlights                                                    Fee Table; Summary

Item 4.       Condensed Financial Information                                           Appendix - Accumulation
                                                                                        Unit Value History

Item 5.       General Description of Registrant, Depositor, and Portfolio Companies     Other Information

Item 6.       Deductions and Expenses                                                   Expenses; Fee Table

Item 7.       General Description of Variable Annuity Contracts                         The Annuity Contract

Item 8.       Annuity Period                                                            Annuity Payments (Income
                                                                                        Phase)

Item 9.       Distribution Requirements                                                 Annuity Payments (Income
                                                                                        Phase) and Death  Benefit

Item 10.      Purchases and Contract Value                                              Purchase

Item 11.      Redemptions                                                               Access to Your Money

Item 12.      Taxes                                                                     Taxes

Item 13.      Legal Proceedings                                                         Other Information

Item 14.      Table of Contents of the Statement of Additional Information              Other Information



                                     PART B
                                     ------
Item 15.      Cover Page                                                                Cover Page

Item 16.      Table of Contents                                                         Cover Page

Item 17.      General Information and History                                           Separate Account;
                                                                                        Experts

Item 18.      Services                                                                  Not Applicable

Item 19.      Purchase of Securities Being Offered                                      Not Applicable

Item 20.      Underwriters                                                              Distribution

Item 21.      Calculation of Performance Data                                           Performance Information

Item 22.      Annuity Payments                                                          Annuity Provisions

Item 23.      Financial Statements                                                      Financial Statements

                                     PART C
                                     ------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                    PART A

                                  PROSPECTUS

                                            SPINNAKER-REGISTERED TRADEMARK- PLUS
                                                                Variable Annuity
                                                                       ISSUED BY
                                                                 SAFECO RESOURCE
                                                              VARIABLE ACCOUNT B
                                                                             AND
                                                                     SAFECO LIFE
                                                               INSURANCE COMPANY

      This prospectus describes the Spinnaker Plus Variable Annuity Contract and contains important information. Please read it before investing and keep it on file for future reference. This prospectus is not valid unless given with current prospectuses for the PORTFOLIOS available under the contract. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.


To learn more about the Spinnaker Plus Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2002. The
     SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. The SEC maintains a website at
                                                     http://www.sec.gov. You may
                                              request a free copy of the SAI, or
                                              a paper copy of this prospectus if
                                                      you have received it in an
                                             electronic format, by calling us at
                                                1-800-472-3326 or writing us at:
                                                       PO Box 34690, Seattle, WA
                                                                     98124-1690.



                                                              Dated: May 1, 2002


SAFECO RESOURCE SERIES TRUST
         - SAFECO RST Equity Portfolio
         - SAFECO RST Growth Opportunities Portfolio
         - SAFECO RST Northwest Portfolio
         - SAFECO RST Bond Portfolio
         - SAFECO RST Money Market Portfolio
         - SAFECO RST Small Company Value Portfolio

AIM VARIABLE INSURANCE FUNDS

         - AIM V.I. Aggressive Growth Fund (Series I Shares)


         - AIM V.I. Growth Fund (Series I Shares)


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
         - American Century VP Balanced
         - American Century VP International

         - American Century VP Value


DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")

         - Dreyfus IP - MidCap Stock Portfolio - Initial Shares


         - Dreyfus IP - Technology Growth Portfolio - Initial Shares


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

         - The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares


DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")

         - Dreyfus VIF - Appreciation Portfolio - Initial Shares


         - Dreyfus VIF - Quality Bond Portfolio - Initial Shares


FEDERATED INSURANCE SERIES
         - Federated High Income Bond Fund II
         - Federated Utility Fund II

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS


         - Fidelity-Registered Trademark- VIP Growth Portfolio


         - Fidelity-Registered Trademark- VIP Growth Opportunities Portfolio


         - Fidelity-Registered Trademark- VIP Growth & Income Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
         - Franklin Small Cap Fund - Class 2
         - Franklin U.S. Government Fund - Class 2

         - Mutual Shares Securities Fund - Class 2

         - Templeton Developing Markets Securities Fund - Class 2

         - Templeton Growth Securities Fund - Class 2


INVESCO VARIABLE INVESTMENT FUNDS, INC.
         - INVESCO VIF-Real Estate Opportunity Fund

J.P. MORGAN SERIES TRUST II

         - JPMorgan U.S. Disciplined Equity Portfolio



SCUDDER VARIABLE SERIES I ("VS I")


         - Scudder VS I Balanced Portfolio


         - Scudder VS I International Portfolio


                                                       SPINNAKER PLUS PROSPECTUS

    INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
      GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
                                                            OR ANY OTHER AGENCY.

  NEITHER THE SEC OR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED
   OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The following PORTFOLIOS are available only if you have been continuously invested in them since April 30, 2000:

FEDERATED INSURANCE SERIES
         - Federated International Equity Fund II


FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS


         - Fidelity-Registered Trademark- VIP Contrafund-Registered Trademark-Portfolio



ING VP EMERGING MARKETS FUND, INC.


         - ING VP Emerging Markets Fund



ING VP NATURAL RESOURCES TRUST


         - ING VP Natural Resources Trust


SPINNAKER PLUS PROSPECTUS

-------------------------------------------------------
TABLE OF CONTENTS                                PAGE
-------------------------------------------------------

SUMMARY......................................         1

FEE TABLE....................................         4

EXAMPLES.....................................         6

1.   THE ANNUITY CONTRACT....................         8
     Owner...................................         8
     Annuitant...............................         8
     Assignment..............................         8

2.   ANNUITY PAYMENTS (INCOME PHASE).........         8
     Changing Portfolios During the Income
       Phase.................................         9

3.   PURCHASE................................        10
     Purchase Payments.......................        10
     Allocation of Purchase Payments.........        10
     Accumulation Units......................        10
     Right to Examine........................        10

4.   INVESTMENT OPTIONS......................        11
     Variable Investment Options.............        11
     Fixed Account...........................        11
     Transfers...............................        11
     Scheduled Transfers.....................        12
       Dollar Cost Averaging.................        12
       Appreciation or Interest Sweep........        12
       Portfolio Rebalancing.................        12
     Limits on Excessive Transfers...........        12

5.   EXPENSES................................        12
     Insurance Charge........................        12
     Contingent Deferred Sales Charge........        13
     Withdrawal Charge.......................        13
     Transfer Charge.........................        13
     Premium Taxes...........................        13
     Income or Other Taxes...................        13
     Portfolio Expenses......................        13

6.   TAXES...................................        13
     Annuity Contracts in General............        13
     Qualified Contracts.....................        13
     Non-qualified Contracts.................        14
     Diversification.........................        14
     Tax Withholding.........................        14

7.   ACCESS TO YOUR MONEY....................        14
     Free Withdrawal Amount..................        14
     Healthcare Confinement..................        15
     Repetitive Withdrawals..................        15
     Withdrawal Restrictions on TSA or
       403(b)................................        15
     Withdrawal Restrictions on Texas
       Optional Retirement Program ("Texas
       ORP").................................        15
     Minimum Value...........................        15

8.   PERFORMANCE.............................        15

9.   DEATH BENEFIT...........................        16
     Death During the Accumulation Phase.....        16
     Death During the Income Phase...........        16
     Beneficiary.............................        16

10.  OTHER INFORMATION.......................        17
     SAFECO Life.............................        17
     Separate Account........................        17
     General Account.........................        17
     Distribution (Principal Underwriter)....        17
     Legal Proceedings.......................        17
     Right to Suspend Annuity Payments,
       Transfers, or Withdrawals.............        17
     Voting Rights...........................        18
     Reduction of Charges or Additional
       Amounts Credited......................        18
     Internet Information....................        18
     Financial Statements....................        18

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
INFORMATION..................................        18

APPENDIX
Accumulation Unit Value History..............       A-1

INDEX OF SPECIAL TERMS
We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                   PAGE
     Accumulation Phase......................         8
     Accumulation Unit.......................        10
     Annuitant...............................         8
     Annuity Date............................         8
     Annuity Payments........................         8
     Annuity Unit............................        10
     Beneficiary.............................        16
     Fixed Account...........................        11
     Income Phase............................         8
     Joint Owner.............................         8
     Non-qualified...........................        14
     Owner...................................         8
     Portfolios..............................        11
     Purchase Payment........................        10
     Qualified...............................        13
     Tax Deferral............................         8


                                                       SPINNAKER PLUS PROSPECTUS

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 TOPICS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THE PROSPECTUS WHICH DISCUSS
                              THEM IN MORE DETAIL.

---------------------------------------------------

THE ANNUITY CONTRACT
----------------------------------------------


The prospectus describes generally applicable provisions. You should refer to your contract for any variations required by your state. The provisions of your contract control if inconsistent with any of the provisions in the prospectus.


The annuity contract is an agreement between you, the OWNER, and SAFECO Life Insurance Company ("SAFECO Life", "we", and "us"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may divide your money among the available variable investment PORTFOLIOS and a FIXED ACCOUNT. The value of the PORTFOLIOS can fluctuate up or down, based on the investment performance of the underlying investments. Your investment in the PORTFOLIOS is not guaranteed and you may lose money. The FIXED ACCOUNT offers an interest rate set and guaranteed by SAFECO Life. Your choices for the various investment options are found in Section 4.

Like most annuities, the contract has an ACCUMULATION PHASE and an INCOME PHASE. During the ACCUMULATION PHASE, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings are based on the investment performance of the PORTFOLIOS you selected and/or the interest rate earned on the FIXED ACCOUNT. During the INCOME PHASE, the payee (you or someone you choose) will receive payments from your annuity.

The amount of money you are able to accumulate in your contract during the ACCUMULATION PHASE will determine the amount of payments during the INCOME PHASE.

---------------------------------------------------

ANNUITY PAYMENTS (INCOME PHASE)
----------------------------------------------

You can select from one of four payment options. This selection cannot be changed once you switch to the INCOME PHASE. However, switching to the INCOME PHASE does not affect the available investment options. You can choose to have fixed or variable payments, or both. If you choose to have any part of your payments come from the PORTFOLIOS, the dollar amount of your payments will usually go up or down.

---------------------------------------------------

PURCHASE
----------------------------------------------


You can buy the contract with $50,000 or more. You can make additional PURCHASE PAYMENTS of $250 or more only within six months of your contract date. These additional PURCHASE PAYMENTS are not permitted in New Jersey.


---------------------------------------------------

INVESTMENT OPTIONS
----------------------------------------------

Not all PORTFOLIOS listed below may be available for all contracts. Each PORTFOLIO is fully described in its accompanying prospectus.

  - SAFECO RST Equity Portfolio

  - SAFECO RST Growth Opportunities Portfolio

  - SAFECO RST Northwest Portfolio

  - SAFECO RST Bond Portfolio

  - SAFECO RST Money Market Portfolio

  - SAFECO RST Small Company Value Portfolio


  - AIM V.I. Aggressive Growth Fund (Series I Shares)



  - AIM V.I. Growth Fund (Series I Shares)


  - American Century VP Balanced

  - American Century VP International


  - American Century VP Value



  - Dreyfus IP - MidCap Stock Portfolio - Initial Shares



  - Dreyfus IP - Technology Growth Portfolio - Initial Shares



  - The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares



  - Dreyfus VIF - Appreciation Portfolio - Initial Shares



  - Dreyfus VIF - Quality Bond Portfolio - Initial Shares


  - Federated High Income Bond Fund II

  - Federated Utility Fund II

  - Fidelity VIP Growth Portfolio


  - Fidelity VIP Growth Opportunities Portfolio



  - Fidelity VIP Growth & Income Portfolio


  - Franklin Small Cap Fund - Class 2

  - Franklin U.S. Government Fund - Class 2


  - Mutual Shares Securities Fund - Class 2


  - Templeton Developing Markets Securities Fund - Class 2


  - Templeton Growth Securities Fund - Class 2


  - INVESCO VIF-Real Estate Opportunity Fund


  - JPMorgan U.S. Disciplined Equity Portfolio



  - Scudder VS I Balanced Portfolio



  - Scudder VS I International Portfolio


                                                       SPINNAKER PLUS PROSPECTUS

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000:

  - Federated International Equity Fund II


  - Fidelity VIP Contrafund Portfolio



  - ING VP Emerging Markets Fund



  - ING VP Natural Resources Trust


Depending upon market conditions, you can make or lose money in any of these PORTFOLIOS. You may also allocate money to the FIXED ACCOUNT which credits guaranteed interest rates.

---------------------------------------------------

EXPENSES
----------------------------------------------

The contract has insurance features and investment features, and there are costs related to each.


We deduct an insurance charge ("mortality and expense risk charge") which equals 1.25% annually of the average daily net assets of each PORTFOLIO. This is not charged on money allocated to the FIXED ACCOUNT.


If you take more than 10% of your contract value out in a contract year, you may be assessed a contingent deferred sales charge. The amount of this charge depends upon the age of your contract and is based upon the amount withdrawn. It starts at 8% in the first contract year and decreases one percent each contract year until the ninth and later contract years when there is no charge.

If more than one withdrawal is made during a contract year, a separate withdrawal charge equal to the lesser of $25 or 2% of the amount withdrawn may apply.

You can transfer between investment options up to 12 times per contract year free of a transfer charge. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer.

In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.


There are also annual PORTFOLIO expenses which vary depending upon the PORTFOLIOS you select. In 2001, these expenses ranged from 0.56% to 1.85%.


The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the OWNER transaction expenses do not apply. See
Section 5 - Expenses for a complete discussion.

---------------------------------------------------

TAXES
----------------------------------------------

Generally, earnings and amounts equal to PURCHASE PAYMENTS made with pre-tax dollars are not taxed until you take them out. During the ACCUMULATION PHASE, taxable amounts generally come out first and are taxed as ordinary income. Exceptions may apply to contracts issued in connection with certain retirement plans. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the INCOME PHASE, ANNUITY PAYMENTS are considered partly a return of your original investment and partly earnings, and are taxed in the year received.

---------------------------------------------------

ACCESS TO YOUR MONEY
----------------------------------------------

You may take money out at any time during the ACCUMULATION PHASE unless you are restricted by requirements of a retirement plan. Each contract year, you can take up to 10% of the contract value without paying a contingent deferred sales charge. Amounts in excess of 10% may be subject to a contingent deferred sales charge. This charge varies based on the age of your contract, not on the age of particular PURCHASE PAYMENTS. You may have to pay income taxes and tax penalties on any money you take out.

---------------------------------------------------

PERFORMANCE
----------------------------------------------

The value of your contract will vary up or down depending upon the investment performance of the PORTFOLIOS you choose. Past performance is not a guarantee of future results.

---------------------------------------------------

DEATH BENEFIT
----------------------------------------------

If you die before moving to the INCOME PHASE, your BENEFICIARY will receive a death benefit.

---------------------------------------------------

OTHER INFORMATION
----------------------------------------------


RIGHT TO EXAMINE. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original PURCHASE PAYMENT if permitted by state law.


TRANSACTIONS. You can initiate transfers or withdrawals as needed or schedule them in advance under the following strategies:

  - Dollar Cost Averaging: You may elect to automatically transfer a set amount from any PORTFOLIO or the FIXED ACCOUNT to any of the other

SPINNAKER PLUS PROSPECTUS

    PORTFOLIOS monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.

  - Appreciation or Interest Sweep: As long as your contract value exceeds $10,000, you may elect to have interest from the FIXED ACCOUNT or earnings from the SAFECO RST Money Market Portfolio automatically swept monthly, quarterly, or annually into any other PORTFOLIO of your choice.

  - Portfolio Rebalancing: As long as your contract value exceeds $10,000, you may elect to have each PORTFOLIO rebalanced quarterly, semiannually, or annually to maintain your specified allocation percentages.

  - Repetitive Withdrawals: You may elect to receive monthly, quarterly, or annual checks during the ACCUMULATION PHASE. Any money you receive may result in contract charges, income taxes, and tax penalties.

---------------------------------------------------

INQUIRIES
----------------------------------------------

If you need more information, please contact us at:


    SAFECO LIFE INSURANCE COMPANY
    5069 154TH PLACE N.E.
    REDMOND, WA 98052
    1-800-472-3326
    HTTP://WWW.SAFECO.COM


                                                       SPINNAKER PLUS PROSPECTUS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  SAFECO RESOURCE VARIABLE ACCOUNT B FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES (See Note 2)

Contingent Deferred Sales Charge (as a percentage of the amount withdrawn)

    No charge for first 10% of contract value withdrawn in a contract year. Thereafter, the charge is:

year 1 ............ 8%  year 4 ............ 5%  year 7 ............ 2%
year 2 ............ 7%  year 5 ............ 4%  year 8 ............ 1%
year 3 ............ 6%  year 6 ............ 3%  year 9+ ........... 0%

Withdrawal Charge


   No charge for first withdrawal in a contract year; thereafter, the charge is $25 per withdrawal or, if less, 2% of the amount withdrawn.


Transfer Charge

   No charge for first 12 transfers in a contract year; thereafter, the charge is $10 per transfer or, if less, 2% of the amount transferred.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE

    None.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES               Mortality and Expense Risk Charge............  1.25%
(as a percentage of average account value)     Asset Related Administration Charge..........   None

                                               Total Separate Account Annual Expenses.......  1.25%
                                                                                              =====

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS

In some cases, the fund advisers or other parties agree to waive or reimburse all or a portion of the PORTFOLIO expenses. For those PORTFOLIOS where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. In cases where this waiver or reimbursement is voluntary, the expense information in the table below has been restated to reflect what the fees would have been without the voluntary waiver or reimbursement. Please see the individual PORTFOLIO prospectuses for more detailed information about PORTFOLIO expenses.

In addition, we have Fund Participation Agreements with each of the non-SAFECO fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, SAFECO Life may receive an asset based administrative fee from the fund's adviser or distributor that is not deducted from the PORTFOLIO'S assets.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


PORTFOLIO EXPENSES                        Management         Distribution and         Other        Total Annual
(as a percentage of average net assets)      Fees          Service (12b-1) Fees      Expenses        Expenses
                                                     (after any reimbursement and waiver agreement)
---------------------------------------------------------------------------------------------------------------
  SAFECO RST Equity Portfolio...             0.74%                 None               0.04%           0.78%
  SAFECO RST Growth Opportunities
    Portfolio................                0.74%                 None               0.04%           0.78%
  SAFECO RST Northwest Portfolio...          0.74%                 None               0.07%           0.81%
  SAFECO RST Bond Portfolio...               0.74%                 None               0.08%           0.82%
  SAFECO RST Money Market Portfolio...       0.65%                 None               0.13%           0.78%
  SAFECO RST Small Company Value
    Portfolio (a)............                0.85%                 None               0.11%           0.96%

  AIM V.I. Aggressive Growth Fund
    (Series I Shares)........                0.80%                 None               0.41%           1.21%
  AIM V.I. Growth Fund (Series I
    Shares)..................                0.62%                 None               0.26%           0.88%

  American Century VP Balanced...            0.90%                 None               0.00%           0.90%
  American Century VP International...       1.26%                 None               0.00%           1.26%
  American Century VP Value...               0.97%                 None               0.00%           0.97%

(Initial Class shares only)
  Dreyfus IP - MidCap Stock
    Portfolio................                0.75%                 None               0.14%           0.89%
  Dreyfus IP - Technology Growth
    Portfolio................                0.75%                 None               0.12%           0.87%
  The Dreyfus Socially Responsible
    Growth Fund, Inc........                 0.75%                 None               0.03%           0.78%
  Dreyfus VIF - Appreciation
    Portfolio................                0.75%                 None               0.03%           0.78%
  Dreyfus VIF - Quality Bond
    Portfolio................                0.65%                 None               0.10%           0.75%

  Federated High Income Bond Fund II
    (a)......................                0.60%                 None               0.16%           0.76%
  Federated International Equity Fund
    II (a)(b)(d).............                1.00%                 None               0.51%           1.51%
  Federated Utility Fund II (a)...           0.75%                 None               0.17%           0.92%

(Initial Class shares only)
  Fidelity VIP Growth Portfolio (c)...       0.58%                 None               0.10%           0.68%
  Fidelity VIP Contrafund Portfolio
    (c)(d)...................                0.58%                 None               0.10%           0.68%
  Fidelity VIP Growth Opportunities
    Portfolio (c)............                0.58%                 None               0.11%           0.69%
  Fidelity VIP Growth & Income
    Portfolio (c)............                0.48%                 None               0.10%           0.58%


SPINNAKER PLUS PROSPECTUS

  Franklin Small Cap Fund - Class 2
    (e)(f)...................                0.45%                0.25%               0.31%           1.01%
  Franklin U.S. Government Fund -
    Class 2 (e)(g)...........                0.51%                0.25%               0.02%           0.78%
  Mutual Shares Securities Fund -
    Class 2 (e)..............                0.60%                0.25%               0.19%           1.04%
  Templeton Developing Markets
    Securities Fund - Class 2 (e)...         1.25%                0.25%               0.32%           1.82%
  Templeton Growth Securities Fund -
    Class 2 (e)(g)...........                0.80%                0.25%               0.05%           1.10%

  INVESCO VIF-Real Estate Opportunity
    Fund (a).................                0.90%                 None               0.48%           1.38%

  JPMorgan U.S. Disciplined Equity
    Portfolio................                0.35%                 None               0.50%           0.85%

  ING VP Emerging Markets Fund (d)...        0.85%                 None               1.00%           1.85%
  ING VP Natural Resources Trust (d)...      1.00%                 None               0.35%           1.35%

  Scudder VS I Balanced Portfolio...         0.48%                 None               0.08%           0.56%
  Scudder VS I International
    Portfolio................                0.84%                 None               0.16%           1.00%

---------------------------------------------------------------------------------------------------------------


(a) Expenses absent waiver or reimbursement would have been 1.09% for the SAFECO RST Small Company Value Portfolio, 1.01% for the Federated High Income Bond Fund II, 1.76% for the Federated International Equity Fund II, 1.17% for the Federated Utility Fund II, and 2.70% for the INVESCO VIF-Real Estate Opportunity Fund.



(b) The Adviser voluntarily waived a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.90% for the fiscal year ended December 31, 2001.



(c) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. With these reductions, the total operating expenses presented in the table would have been 0.65% for the Fidelity VIP Growth Portfolio, 0.64% for the Fidelity VIP Contrafund Portfolio, 0.67% for the Fidelity VIP Growth Opportunities Portfolio, and 0.56% for the Fidelity VIP Growth & Income Portfolio. These offsets may be discontinued at any time.


(d) This PORTFOLIO is available only if you have been continuously invested in it since April 30, 2000.

(e) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.


(f) The Manager has agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual Portfolio operating expenses are estimated to be 1.09%.



(g) The Fund administration fee is paid indirectly through the management fee.


The above PORTFOLIO expenses were provided by the PORTFOLIOS. We have not independently verified the accuracy of the information.

                                                       SPINNAKER PLUS PROSPECTUS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    (a) upon surrender at the end of each time period;

    (b) if the contract is not surrendered or is annuitized.


                                                    1 year       3 years       5 years       10 years
    SAFECO RST Equity Portfolio                (a)   $ 95   (a)   $123    (a)   $151    (a)    $236
                                               (b)   $ 21   (b)   $ 64    (b)   $109    (b)    $236
    SAFECO RST Growth Opportunities Portfolio  (a)   $ 95   (a)   $123    (a)   $151    (a)    $236
                                               (b)   $ 21   (b)   $ 64    (b)   $109    (b)    $236
    SAFECO RST Northwest Portfolio             (a)   $ 95   (a)   $123    (a)   $152    (a)    $239
                                               (b)   $ 21   (b)   $ 65    (b)   $111    (b)    $239
    SAFECO RST Bond Portfolio                  (a)   $ 95   (a)   $124    (a)   $153    (a)    $240
                                               (b)   $ 21   (b)   $ 65    (b)   $111    (b)    $240
    SAFECO RST Money Market Portfolio          (a)   $ 95   (a)   $123    (a)   $151    (a)    $236
                                               (b)   $ 21   (b)   $ 64    (b)   $109    (b)    $236
    SAFECO RST Small Company Value Portfolio   (a)   $ 96   (a)   $128    (a)   $160    (a)    $254
                                               (b)   $ 22   (b)   $ 69    (b)   $118    (b)    $254
    AIM V.I. Aggressive Growth Fund
      (Series I Shares)                        (a)   $ 99   (a)   $135    (a)   $172    (a)    $280
                                               (b)   $ 25   (b)   $ 77    (b)   $131    (b)    $280
    AIM V.I. Growth Fund (Series I Shares)     (a)   $ 96   (a)   $125    (a)   $156    (a)    $246
                                               (b)   $ 22   (b)   $ 67    (b)   $114    (b)    $246
    American Century VP Balanced               (a)   $ 96   (a)   $126    (a)   $157    (a)    $248
                                               (b)   $ 22   (b)   $ 67    (b)   $115    (b)    $248
    American Century VP International          (a)   $ 99   (a)   $136    (a)   $174    (a)    $285
                                               (b)   $ 25   (b)   $ 78    (b)   $134    (b)    $285
    American Century VP Value                  (a)   $ 97   (a)   $128    (a)   $160    (a)    $255
                                               (b)   $ 23   (b)   $ 69    (b)   $119    (b)    $255
    Dreyfus IP - MidCap Stock Portfolio -
      Initial Shares                           (a)   $ 96   (a)   $126    (a)   $156    (a)    $247
                                               (b)   $ 22   (b)   $ 67    (b)   $115    (b)    $247
    Dreyfus IP - Technology Growth
      Portfolio - Initial Shares               (a)   $ 96   (a)   $125    (a)   $155    (a)    $245
                                               (b)   $ 22   (b)   $ 66    (b)   $114    (b)    $245
    The Dreyfus Socially Responsible Growth
      Fund, Inc. - Initial Shares              (a)   $ 95   (a)   $123    (a)   $151    (a)    $236
                                               (b)   $ 21   (b)   $ 64    (b)   $109    (b)    $236
    Dreyfus VIF - Appreciation Portfolio -
      Initial Shares                           (a)   $ 95   (a)   $123    (a)   $151    (a)    $236
                                               (b)   $ 21   (b)   $ 64    (b)   $109    (b)    $236
    Dreyfus VIF - Quality Bond Portfolio -
      Initial Shares                           (a)   $ 94   (a)   $122    (a)   $150    (a)    $233
                                               (b)   $ 20   (b)   $ 63    (b)   $108    (b)    $233
    Federated High Income Bond Fund II         (a)   $ 95   (a)   $122    (a)   $150    (a)    $234
                                               (b)   $ 20   (b)   $ 63    (b)   $108    (b)    $234
    Federated International Equity Fund II     (a)   $102   (a)   $143    (a)   $186    (a)    $309
                                               (b)   $ 28   (b)   $ 86    (b)   $146    (b)    $309
    Federated Utility Fund II                  (a)   $ 96   (a)   $127    (a)   $158    (a)    $250
                                               (b)   $ 22   (b)   $ 68    (b)   $116    (b)    $250
    Fidelity VIP Growth Portfolio              (a)   $ 94   (a)   $120    (a)   $146    (a)    $225
                                               (b)   $ 20   (b)   $ 61    (b)   $104    (b)    $225
    Fidelity VIP Contrafund Portfolio          (a)   $ 94   (a)   $120    (a)   $146    (a)    $225
                                               (b)   $ 20   (b)   $ 61    (b)   $104    (b)    $225
    Fidelity VIP Growth Opportunities
      Portfolio                                (a)   $ 94   (a)   $120    (a)   $147    (a)    $226
                                               (b)   $ 20   (b)   $ 61    (b)   $105    (b)    $226
    Fidelity VIP Growth & Income Portfolio     (a)   $ 93   (a)   $117    (a)   $141    (a)    $215
                                               (b)   $ 19   (b)   $ 58    (b)   $ 99    (b)    $215
    Franklin Small Cap Fund - Class 2          (a)   $ 97   (a)   $129    (a)   $162    (a)    $260
                                               (b)   $ 23   (b)   $ 71    (b)   $121    (b)    $260
    Franklin U.S. Government Fund - Class 2    (a)   $ 95   (a)   $123    (a)   $151    (a)    $236
                                               (b)   $ 21   (b)   $ 64    (b)   $109    (b)    $236
    Mutual Shares Securities Fund - Class 2    (a)   $ 97   (a)   $130    (a)   $164    (a)    $263
                                               (b)   $ 23   (b)   $ 72    (b)   $123    (b)    $263
    Templeton Developing Markets Securities
      Fund - Class 2                           (a)   $104   (a)   $152    (a)   $201    (a)    $338
                                               (b)   $ 31   (b)   $ 95    (b)   $161    (b)    $338
    Templeton Growth Securities Fund -
      Class 2                                  (a)   $ 98   (a)   $132    (a)   $167    (a)    $269
                                               (b)   $ 24   (b)   $ 73    (b)   $126    (b)    $269
    INVESCO VIF-Real Estate Opportunity Fund   (a)   $100   (a)   $140    (a)   $180    (a)    $296
                                               (b)   $ 27   (b)   $ 82    (b)   $140    (b)    $296


SPINNAKER PLUS PROSPECTUS

    JPMorgan U.S. Disciplined Equity
      Portfolio                                (a)   $ 95   (a)   $125    (a)   $154    (a)    $243
                                               (b)   $ 21   (b)   $ 66    (b)   $113    (b)    $243
    ING VP Emerging Markets Fund               (a)   $105   (a)   $153    (a)   $202    (a)    $341
                                               (b)   $ 31   (b)   $ 96    (b)   $163    (b)    $341
    ING VP Natural Resources Trust             (a)   $100   (a)   $139    (a)   $179    (a)    $293
                                               (b)   $ 26   (b)   $ 81    (b)   $138    (b)    $293
    Scudder VS I Balanced Portfolio            (a)   $ 93   (a)   $116    (a)   $140    (a)    $213
                                               (b)   $ 18   (b)   $ 57    (b)   $ 98    (b)    $213
    Scudder VS I International Portfolio       (a)   $ 97   (a)   $129    (a)   $162    (a)    $258
                                               (b)   $ 23   (b)   $ 70    (b)   $120    (b)    $258


EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the Fee Table is to show the various expenses you will incur directly and indirectly by investing in the contract. The Fee Table reflects expenses of the Separate Account as well as the PORTFOLIOS.

2. There are situations where all or some of the OWNER transaction expenses do not apply. See Section 5 - Expenses for a complete discussion.

3. The examples do not reflect premium taxes that may apply depending on the state where you live.

4. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

5. The examples assume that current fee waivers and expense reimbursement arrangements for the PORTFOLIOS continue for the periods shown.

             THE APPENDIX CONTAINS ACCUMULATION UNIT VALUE HISTORY.

                                                       SPINNAKER PLUS PROSPECTUS

---------------------------------------------------

1. THE ANNUITY CONTRACT
----------------------------------------------

This prospectus describes a variable annuity contract offered by SAFECO Life.

The annuity contract is an agreement between SAFECO Life and you, the OWNER, where we promise to pay the payee (you or someone you choose) an income in the form of ANNUITY PAYMENTS, beginning on a date you select, or a death benefit to your BENEFICIARY(IES). When you are investing money, your contract is in the ACCUMULATION PHASE. Once you begin receiving ANNUITY PAYMENTS, your contract is in the INCOME PHASE.

Contracts owned by or for individuals generally benefit from TAX DEFERRAL under the Internal Revenue Code of 1986, as amended ("Code"). You can change your investment allocation or transfer between investment options without paying tax on contract earnings until you take money out.

The contract is called a variable annuity because you can choose among the available variable investment PORTFOLIOS in which you can make or lose money depending upon market conditions. The investment performance of the PORTFOLIO(S) you select affects the value of your contract and the amount of any variable ANNUITY PAYMENTS.


The contract also has a FIXED ACCOUNT which earns interest at a rate set and guaranteed by us. The annual effective interest rate credited to a PURCHASE PAYMENT will never be less than 3% and is guaranteed for at least 12 months. The total interest credited to you in the FIXED ACCOUNT affects the value of your contract. Unlike variable ANNUITY PAYMENTS, fixed ANNUITY PAYMENTS are not affected by the investment performance of the PORTFOLIOS.


OWNER

The OWNER is as shown on the contract application, unless changed. You, as the OWNER, may exercise all ownership rights under the contract.

The contract can be owned by JOINT OWNERS. Each JOINT OWNER has equal ownership rights and must exercise those rights jointly.

ANNUITANT


The ANNUITANT(S) is/are the person(s) on whose life/lives ANNUITY PAYMENTS are based. You are the ANNUITANT unless you designate someone else before switching to the INCOME PHASE.


OWNERS who are non-natural persons (e.g., corporations or trusts) may not change the ANNUITANT.

ASSIGNMENT

You can assign the contract. This may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. Assignments are effective when we receive and acknowledge them. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid.

If your contract is an Individual Retirement Annuity ("IRA") or otherwise tax-qualified, your ability to assign the contract may be limited.

---------------------------------------------------

2. ANNUITY PAYMENTS (INCOME PHASE)
----------------------------------------------


You can switch to the INCOME PHASE at any time unless you are restricted by the requirements of a retirement plan. During the INCOME PHASE, the payee (you or someone you choose) will receive ANNUITY PAYMENTS beginning on the ANNUITY DATE. You may select or change an annuity option at any time prior to switching to the INCOME PHASE. Some retirement plans and/or contract versions require that the ANNUITANT be the OWNER and payee once ANNUITY PAYMENTS begin.


Switching to the INCOME PHASE is irrevocable. Once you begin receiving ANNUITY PAYMENTS, you cannot switch back to the ACCUMULATION PHASE. During the INCOME PHASE, you cannot add PURCHASE PAYMENTS, change or add an ANNUITANT, change the annuity option, or change between fixed and variable ANNUITY PAYMENTS. If you transfer the right to receive ANNUITY PAYMENTS to someone else, there may be gift and income tax consequences.

ANNUITY PAYMENTS are required to begin on the earlier of:

  - the first available payment date after you elect to begin ANNUITY PAYMENTS;

  - the latest ANNUITY DATE specified in your contract; or

  - a different ANNUITY DATE if required by law.

You can choose whether ANNUITY PAYMENTS will be made on a fixed basis, variable basis, or both. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. You can choose one of the options listed below or any other option you want and that we agree to provide. Life annuity options (the first three options) convert ACCUMULATION UNITS to ANNUITY UNITS on the date you switch to the INCOME PHASE. Once ANNUITY PAYMENTS under a life annuity option are started, they cannot be exchanged for a lump sum. See the SAI for additional information.

The amount of each ANNUITY PAYMENT depends on many factors including the guarantees under the annuity option you choose, the frequency of ANNUITY PAYMENTS, the investment performance if you choose variable ANNUITY PAYMENTS, the ANNUITANT'S age at the time you switch to the INCOME PHASE and under some contracts, the ANNUITANT'S sex. If you choose a life annuity option, the number of ANNUITY PAYMENTS the payee receives depends

SPINNAKER PLUS PROSPECTUS
on how long the ANNUITANT lives, not the ANNUITANT'S life expectancy.

    LIFE ANNUITY. The payee receives monthly ANNUITY PAYMENTS as long as the ANNUITANT is living. ANNUITY PAYMENTS stop when the ANNUITANT dies. If the ANNUITANT has a shortened life expectancy, there is a risk that fewer ANNUITY PAYMENTS will be made.

    LIFE ANNUITY WITH GUARANTEED PERIOD. The payee receives monthly ANNUITY PAYMENTS for the longer of the ANNUITANT'S life or a guaranteed period of five or more years, as selected by you and agreed to by us. If the ANNUITANT dies before all guaranteed payments have been made, the rest will be made to the BENEFICIARY. ANNUITY PAYMENTS stop the later of the date the ANNUITANT dies or the date the last guaranteed payment is made. The amount of the ANNUITY PAYMENTS may be affected by the length of the guaranteed period you select. A shorter guaranteed period may result in higher ANNUITY PAYMENTS during the ANNUITANT'S life and fewer or no remaining guaranteed payments to the BENEFICIARY.


    JOINT AND SURVIVOR LIFE ANNUITY. The payee receives monthly ANNUITY PAYMENTS as long as the ANNUITANT is living. After the ANNUITANT dies, the payee receives a specified percentage of each ANNUITY PAYMENT as long as the second ANNUITANT is living. ANNUITY PAYMENTS stop the later of the date the ANNUITANT dies or the date the second ANNUITANT dies. You name the second ANNUITANT and payment percentage at the time you elect this option. Choosing a lower percentage amount to be paid after the death of the ANNUITANT and while the second ANNUITANT is living results in higher payments while both ANNUITANTS are living.


    PAYMENTS BASED ON A NUMBER OF YEARS. The payee receives ANNUITY PAYMENTS based on a number of years as selected by you and agreed to by us. You may select monthly, quarterly, or annual ANNUITY PAYMENTS. Each ANNUITY PAYMENT reduces the number of ACCUMULATION UNITS and/or value of the FIXED ACCOUNT in the contract. ANNUITY PAYMENTS continue until the entire value in the PORTFOLIOS and/or FIXED ACCOUNT has been paid out. You can stop these ANNUITY PAYMENTS and receive a lump sum equal to the remaining contract value less any contingent deferred sales charge. There may be tax consequences and penalties for stopping these ANNUITY PAYMENTS. However, this feature may be important to you if you do not have other sources of funds for emergencies or other financial needs that may arise. This option does not promise to make payments for the ANNUITANT'S life. If the OWNER dies before all ANNUITY PAYMENTS have been made, there will be a death benefit payable to the BENEFICIARY. See Section 9 - Death Benefit for more information.

If you do not choose an annuity option at least 30 days before the latest ANNUITY DATE specified in your contract, we will make ANNUITY PAYMENTS under the Payments Based on a Number of Years annuity option unless your contract states otherwise. The number of years will be equal to the ANNUITANT'S life expectancy.

We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

We may require proof of age or sex before beginning ANNUITY PAYMENTS that are based on life or life expectancy. If the age or sex of any ANNUITANT has been misstated, ANNUITY PAYMENTS will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We may require evidence satisfactory to us that an ANNUITANT is living before we make any payment.

Any portion of ANNUITY PAYMENTS based on investment in the PORTFOLIOS will vary in amount depending on investment performance. Unless you tell us otherwise, ANNUITY PAYMENTS will be based on the investment allocations in place on the date you switch to the INCOME PHASE.

If you choose to have any portion of ANNUITY PAYMENTS based on investment in the PORTFOLIOS, the dollar amount of each payment will depend on:

  - the value of your contract in the PORTFOLIOS as of the first close of the New York Stock Exchange ("NYSE") on or after the 15th day of the month preceding the ANNUITY DATE;

  - an assumed investment return; and

  - the investment performance of the PORTFOLIOS you selected.

If actual investment performance of the PORTFOLIOS exceeds the assumed investment return, the value of ANNUITY UNITS increases and the next variable ANNUITY PAYMENT will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of ANNUITY UNITS decreases and the next variable ANNUITY PAYMENT will be smaller. Under the Payments Based on a Number of Years annuity option, actual investment performance of the PORTFOLIOS and any withdrawals may affect the amount or duration of ANNUITY PAYMENTS.

CHANGING PORTFOLIOS DURING
THE INCOME PHASE

After you switch to the INCOME PHASE, you may request to change PORTFOLIO elections once a month. Transfers are not allowed to or from the FIXED ACCOUNT. Changes will affect the number of units used to calculate ANNUITY PAYMENTS. See the SAI for more information.

                                                       SPINNAKER PLUS PROSPECTUS

---------------------------------------------------

3. PURCHASE
----------------------------------------------

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to buy the contract, plus any additional money you invest in the contract after you own it. You can purchase a contract with a minimum initial investment of $50,000. Additional PURCHASE PAYMENTS of $250 or more may only be made within six months of your contract date. These additional PURCHASE PAYMENTS are not permitted in New Jersey.


Any PURCHASE PAYMENT in excess of $1 million requires our prior approval.

Your initial PURCHASE PAYMENT is normally credited to you within two days of our receipt. If your initial PURCHASE PAYMENT is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five days, we will either return your PURCHASE PAYMENT or get your permission to keep it until we have received the necessary information. Your contract date is the date your initial PURCHASE PAYMENT and all required information are received at SAFECO Life.

We reserve the right to refuse any application or PURCHASE PAYMENT.

ALLOCATION OF PURCHASE PAYMENTS


You tell us how to apply your initial PURCHASE PAYMENT by specifying your desired allocation on the contract application. Unless you tell us otherwise, subsequent PURCHASE PAYMENTS will be allocated in the same proportion as your most recent PURCHASE PAYMENT (unless that was a PURCHASE PAYMENT you directed us to allocate on a one-time-only basis). You may change the way subsequent PURCHASE PAYMENTS are allocated by providing us with written instructions, by telephoning us, or, if available, electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See "Transfers" as discussed in Section 4.



Once a PURCHASE PAYMENT is received, the portion to be allocated to the FIXED ACCOUNT is credited as of the day it is received. The portion to be allocated to the PORTFOLIOS is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. eastern time. If for any reason the NYSE is closed when we receive your PURCHASE PAYMENT, it will be valued as of the close of the NYSE on its next regular business day.


ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the PORTFOLIO(S) you choose. In order to keep track of this we use a unit of measure called an ACCUMULATION UNIT, which works like a share of a mutual fund. During the INCOME PHASE, we call them ANNUITY UNITS.


We calculate the value of an ACCUMULATION UNIT for each PORTFOLIO after the NYSE closes each day. To determine the current ACCUMULATION UNIT value, we take the prior day's ACCUMULATION UNIT value and multiply it by the Net Investment Factor for the current day.



The Net Investment Factor is used to measure the daily change in ACCUMULATION UNIT value for each PORTFOLIO. The Net Investment Factor equals:



  - the net asset value per share of a PORTFOLIO at the end of the current day plus the per share amount of any dividend or income distributions made by the PORTFOLIO that day; divided by



  - the net asset value per share of a PORTFOLIO at the end of the prior day; minus



  - the daily insurance charge and any taxes SAFECO Life may incur on earnings attributable to the applicable contracts, expressed as a percentage of the total net assets of the PORTFOLIO.


The value of an ACCUMULATION UNIT will usually go up or down from day to day.

When you make PURCHASE PAYMENTS or transfers into a PORTFOLIO, we credit your contract with ACCUMULATION UNITS. Similarly, when you request a withdrawal or a transfer of money from a PORTFOLIO, ACCUMULATION UNITS are liquidated. In either case, the increase or decrease in the number of your ACCUMULATION UNITS is determined by taking the amount of the PURCHASE PAYMENT, transfer, or withdrawal and dividing it by the value of an ACCUMULATION UNIT on the date the transaction occurs.

    EXAMPLE: On Monday we receive a $1,000 PURCHASE PAYMENT from you before the NYSE closes. You have told us you want this to go to the SAFECO RST Growth Opportunities Portfolio. When the NYSE closes on that Monday, we determine that the value of an ACCUMULATION UNIT for the SAFECO RST Growth Opportunities Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your contract on Monday night with 29.31 ACCUMULATION UNITS for the SAFECO RST Growth Opportunities Portfolio.

RIGHT TO EXAMINE

You may cancel the contract without charge by returning it to us or to your SAFECO Life registered representative within the period stated on the front of your contract. This period will be at least 10 days (longer in some states). You will receive your contract value, a return of PURCHASE PAYMENTS, or the greater of the two depending on state requirements or if your contract is an IRA. Contract value may be more or less than PURCHASE PAYMENTS. When we are required to guarantee a return of PURCHASE PAYMENTS, we reserve the right to initially apply amounts designated for the PORTFOLIOS to the SAFECO RST Money Market Portfolio until the contract is 15 days

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                                       10
old. These amounts will then be allocated in the manner you selected unless you have canceled the contract.

---------------------------------------------------

4. INVESTMENT OPTIONS
----------------------------------------------

VARIABLE INVESTMENT OPTIONS

The PORTFOLIOS are not offered directly to the public but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts. The investment performance for these PORTFOLIOS may differ substantially from publicly traded mutual funds with similar names and objectives.

Each PORTFOLIO has its own investment objective. You should read the prospectuses for these PORTFOLIOS carefully before investing. Copies of these prospectuses accompany this prospectus and may include information on other PORTFOLIOS not available under the contract. Not all PORTFOLIOS listed below may be available for all contracts.

  - SAFECO RST Equity Portfolio

  - SAFECO RST Growth Opportunities Portfolio

  - SAFECO RST Northwest Portfolio

  - SAFECO RST Bond Portfolio

  - SAFECO RST Money Market Portfolio

  - SAFECO RST Small Company Value Portfolio


  - AIM V.I. Aggressive Growth Fund (Series I Shares)



  - AIM V.I. Growth Fund (Series I Shares)


  - American Century VP Balanced

  - American Century VP International


  - American Century VP Value



  - Dreyfus IP - MidCap Stock Portfolio - Initial Shares



  - Dreyfus IP - Technology Growth Portfolio - Initial Shares



  - The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares



  - Dreyfus VIF - Appreciation Portfolio - Initial Shares



  - Dreyfus VIF - Quality Bond Portfolio - Initial Shares


  - Federated High Income Bond Fund II

  - Federated Utility Fund II

  - Fidelity VIP Growth Portfolio


  - Fidelity VIP Growth Opportunities Portfolio



  - Fidelity VIP Growth & Income Portfolio


  - Franklin Small Cap Fund - Class 2

  - Franklin U.S. Government Fund - Class 2


  - Mutual Shares Securities Fund - Class 2


  - Templeton Developing Markets Securities Fund - Class 2


  - Templeton Growth Securities Fund - Class 2


  - INVESCO VIF-Real Estate Opportunity Fund


  - JPMorgan U.S. Disciplined Equity Portfolio



  - Scudder VS I Balanced Portfolio



  - Scudder VS I International Portfolio


THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000:

  - Federated International Equity Fund II


  - Fidelity VIP Contrafund Portfolio



  - ING VP Emerging Markets Fund



  - ING VP Natural Resources Trust


We reserve the right to add, combine, restrict, or remove any PORTFOLIO as an investment option under your contract. If any shares of the PORTFOLIOS are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another PORTFOLIO. We will seek prior approval of the SEC and give you notice before doing this.

FIXED ACCOUNT

The contract also offers a FIXED ACCOUNT which credits interest rates that are set and guaranteed by SAFECO Life.

Each PURCHASE PAYMENT will be credited with the interest rate established for the date that we receive the PURCHASE PAYMENT. This rate will apply to the PURCHASE PAYMENT for at least 12 months from the date we receive it.

Thereafter we can adjust the interest rate. Adjusted rates will apply to PURCHASE PAYMENTS and their credited interest for at least 12 months, when the rate can be adjusted again.

Different interest rates may apply to each of your PURCHASE PAYMENTS depending on the interest rate established for the date we receive the PURCHASE PAYMENT and any subsequent rate adjustments. Annual effective interest rates will never be less than 3%.

TRANSFERS

During the ACCUMULATION PHASE you can transfer money among the PORTFOLIOS and the FIXED ACCOUNT 12 times per contract year free of a transfer charge. We measure a contract year from the anniversary of your contract date. Each additional transfer in a contract year may have a charge of $10 or 2% of the amount transferred whichever is less.

The minimum amount you can transfer out of any investment option at one time is $500, or the entire value of the investment option if less. In addition to this $500 minimum, transfers out of the FIXED ACCOUNT are limited to a maximum of 10% of the FIXED ACCOUNT value per contract year. You must transfer the entire amount out of the investment option if, after a transfer, the remaining balance would be less than $500. The minimum you can transfer into any investment option is $50.


We will accept transfers by written request, by telephone, or, if available, electronically by the Internet. Each transfer must identify:


  - your contract;

                                                       SPINNAKER PLUS PROSPECTUS

  - the amount of the transfer; and

  - which investment options are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.


Transfers by Internet will be accepted if you provide us with certain identification information, including a personal identification number. Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.


We reserve the right to modify, suspend, or terminate transfer privileges at any time.

SCHEDULED TRANSFERS

You can choose among several investment strategies which are available for any investment option that has not had a previous transfer or withdrawal taken during that contract year. For each investment option, scheduled transfers can be initiated once during each contract year. Once started, these scheduled transfers will stop if an unscheduled transfer or withdrawal is made from the "source" investment option. Scheduled transfers will otherwise continue until you instruct us to stop or all money has been transferred out of the "source" investment option. These scheduled transfers will not count against your 12 free transfers as long as you continue them for at least six months.

    DOLLAR COST AVERAGING. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $50 each month or quarter from any PORTFOLIO or the FIXED ACCOUNT to any of the other PORTFOLIOS.

    Dollar Cost Averaging transfers from the FIXED ACCOUNT are limited to 4% per quarter (1.33% monthly) of your value in the FIXED ACCOUNT as of the date of the initial transfer. By choosing to have the transfer limit recalculated annually, the limit is raised to 4.5% per quarter (1.5% monthly). There are no percentage limits on transfers out of the PORTFOLIOS.

    APPRECIATION OR INTEREST SWEEP. If your contract value is at least $10,000, you can instruct us to automatically transfer earnings up to 10% from the SAFECO RST Money Market Portfolio or earned interest up to 10% from the FIXED ACCOUNT to the other PORTFOLIOS monthly, quarterly, or annually. Appreciation or Interest Sweep cannot be used to transfer money to the FIXED ACCOUNT or to the SAFECO RST Money Market Portfolio.

    PORTFOLIO REBALANCING. After your money has been invested, the investment performance of the PORTFOLIOS may cause the percentage in each PORTFOLIO to change from your original allocations. If your contract value is at least $10,000, you can instruct us to adjust your investment in the PORTFOLIOS to maintain a predetermined mix quarterly, semiannually, or annually. Portfolio Rebalancing can be used with Dollar Cost Averaging and Appreciation or Interest Sweep; however, it is not available for the FIXED ACCOUNT.

LIMITS ON EXCESSIVE TRANSFERS

Even though we permit the limited use of approved asset allocation programs, the contract and the PORTFOLIOS are not designed for short term trading or professional market timing, or for organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to PORTFOLIO management strategies by causing forced and unplanned PORTFOLIO turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by contract OWNERS.

Therefore, we may restrict or eliminate the right to make transfers among PORTFOLIOS if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on your behalf.

We reserve the right to reject any transfer request from any person if, in our judgment, a PORTFOLIO would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected.

We will impose such restrictions only if we or any affected PORTFOLIO believe that doing so will prevent harm to other contract OWNERS.

---------------------------------------------------

5. EXPENSES
----------------------------------------------

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGE


Each day we make a deduction for the mortality and expense risk charge. We do this as part of our calculation of the value of ACCUMULATION and ANNUITY UNITS. This charge is equal, on an annual basis, to 1.25% of the average daily net assets of each PORTFOLIO. This charge is for all the insurance benefits (e.g., guaranteed annuity rates and death benefits) and for the risk (expense risk) that the current charges will not be sufficient in the


SPINNAKER PLUS PROSPECTUS
future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk charge will not be increased.


CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge may be assessed on withdrawals in excess of your free withdrawal amount that is described under Section 7 - Access to Your Money. This charge is for expenses incurred in connection with the promotion, sale, and distribution of the contracts. If the contingent deferred sales charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses.


The contract bases the contingent deferred sales charge on the age of your contract, not on the length of time each PURCHASE PAYMENT is in your contract. The contingent deferred sales charge ("CDSC" in the table below) is stated as a percentage of the amount withdrawn. It starts at 8% in the first contract year and declines one percent each contract year as follows:


Contract Year  1   2   3   4   5   6   7   8   9+
CDSC           8%  7%  6%  5%  4%  3%  2%  1%  0%

When the withdrawal is for only part of the value of your contract, the contingent deferred sales charge is deducted from the remaining value in your contract, unless you tell us otherwise.

We will not assess the contingent deferred sales charge for:

  - ANNUITY PAYMENTS;
  - Repetitive Withdrawals taken over life expectancy;

  - eligible healthcare confinement withdrawals; and

  - death benefits.

We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce our sales expense. See Section 10 - Other Information.

WITHDRAWAL CHARGE

We may deduct a separate withdrawal charge equal to $25 or 2% of the amount withdrawn whichever is less, for each withdrawal after the first withdrawal in a contract year. Unless you tell us otherwise, this charge is deducted from the remaining value in your contract.

We will not deduct this charge for ANNUITY PAYMENTS, Repetitive Withdrawals, or if you withdraw the entire contract value. See Section 7 - Access To Your Money for a discussion of Repetitive Withdrawals.

TRANSFER CHARGE

You can make 12 free transfers every contract year. If you make more than 12 transfers in a contract year, we may deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less.

If the transfer is part of Dollar Cost Averaging, Appreciation or Interest Sweep, or Portfolio Rebalancing it will not be counted as part of your 12 free transfers, provided those transfers continue for at least six months.

PREMIUM TAXES

States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time a PURCHASE PAYMENT is made. In this case, PURCHASE PAYMENTS as discussed in this prospectus may reflect a deduction for the premium tax. Other states charge for these taxes when ANNUITY PAYMENTS begin. We may make a deduction from your contract for the payment of these taxes.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various PORTFOLIOS. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the PORTFOLIO prospectuses that accompany this prospectus.

---------------------------------------------------

6. TAXES
----------------------------------------------

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. SAFECO Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax adviser about your individual circumstances.

ANNUITY CONTRACTS IN GENERAL

Under the Code, you generally do not pay tax on contract earnings until received. Different tax rules apply to PURCHASE PAYMENTS and distributions depending on how you take money out and whether your contract is QUALIFIED or NON-QUALIFIED.

Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply.

QUALIFIED CONTRACTS

Contracts purchased as an Individual Retirement Annuity ("IRA"), Roth IRA, Tax Sheltered Annuity ("TSA"),

                                                       SPINNAKER PLUS PROSPECTUS

Deferred Compensation Plan ("457"), or other retirement plan, are referred to as QUALIFIED contracts because they are QUALIFIED under the Code to provide TAX DEFERRAL for retirement purposes. You do not have to purchase an annuity contract to qualify for the TAX DEFERRAL offered by these retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than TAX DEFERRAL that may make it an appropriate investment for your retirement plan. You should consult your tax adviser regarding these features and benefits before you buy a QUALIFIED contract.

QUALIFIED contracts are subject to special rules and limits on PURCHASE PAYMENTS and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of the contract's or retirement plan's QUALIFIED status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code. There may be substantial penalties if you fail to take required minimum distributions, usually beginning by age 70 1/2.

To the extent PURCHASE PAYMENTS have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out. For example, the Code restricts certain withdrawals from TSAs.

NON-QUALIFIED CONTRACTS

Contracts purchased with after-tax money and not part of an IRA, Roth IRA, TSA, 457, or other retirement plan, are referred to as NON-QUALIFIED contracts and receive different tax treatment than QUALIFIED contracts. Your cost basis equals the total amount of the after-tax PURCHASE PAYMENTS remaining in the contract.

The Code generally treats distributions as coming first from earnings and then from PURCHASE PAYMENTS. Contracts issued by the same insurer to the same OWNER in the same year are treated as one contract for tax purposes. Distributions from NON-QUALIFIED contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to PURCHASE PAYMENTS are generally not taxed.

There may be a 10% tax penalty on earnings withdrawn before you reach age
59 1/2. Certain exceptions apply, such as death or disability as defined by the Code.

DIVERSIFICATION

Variable annuity contracts receive TAX DEFERRAL as long as the PORTFOLIOS meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among PORTFOLIOS without paying income tax until you take money out.

We believe the PORTFOLIOS offered under the contract are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract might lose its tax favored status as an annuity because of the number and type of PORTFOLIOS you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

TAX WITHHOLDING


Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain distributions from 403(b) and governmental 457 plans, which are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding.


---------------------------------------------------

7. ACCESS TO YOUR MONEY
----------------------------------------------

Under your contract, money may be accessed:

  - by withdrawing all or some of your money during the ACCUMULATION PHASE;

  - by receiving payments during the INCOME PHASE (see Section 2 - Annuity Payments); or

  - when a death benefit is paid to your BENEFICIARY (see Section 9 - Death Benefit).


During the ACCUMULATION PHASE, you can take money out by writing to us. Withdrawals must be at least $250, or the contract value if less. Unless you tell us otherwise, partial withdrawals will be made pro rata from each investment option. Once we receive your request, withdrawals from the PORTFOLIOS will be effective as of the next close of the NYSE.


A withdrawal may have a contingent deferred sales charge and a withdrawal charge. There are situations where all or some of these charges don't apply. See
Section 5 - Expenses for a discussion of the charges.

FREE WITHDRAWAL AMOUNT

Your contract has a free withdrawal amount. There is no contingent deferred sales charge on the first 10% of your contract value withdrawn in a contract year. In addition, there is no withdrawal charge on the first withdrawal you make in a contract year.

SPINNAKER PLUS PROSPECTUS

HEALTHCARE CONFINEMENT

If approved in your state, there is no contingent deferred sales charge on withdrawals you make while you are confined in an eligible healthcare facility (or within 60 days after confinement ends) if:

  - the confinement began after your contract date; and

  - we receive confirmation that your confinement has continued for 60 or more consecutive days.

REPETITIVE WITHDRAWALS

You may request Repetitive Withdrawals at a predetermined frequency and amount. Repetitive Withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain retirement plans. To do this they must be a part of substantially equal withdrawals made at least annually and based on:

  - your life expectancy; or

  - the joint life expectancy of you and a BENEFICIARY.

You may begin Repetitive Withdrawals based on life expectancy by providing us with the correct information we need to calculate the monthly, quarterly, or annual withdrawal amount. If you take additional withdrawals or otherwise modify or stop these Repetitive Withdrawals, charges may apply and there may be tax consequences and penalties.

If you make Repetitive Withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to random withdrawals also apply to Repetitive Withdrawals.

WITHDRAWAL RESTRICTIONS ON TSA OR 403(b)
Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

  - you attain age 59 1/2;

  - you leave your job;

  - you die or become disabled as defined by the Code;

  - you experience a qualifying hardship (applies to contributions only); or

  - you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order.

Tax penalties may apply to withdrawals. Restrictions on withdrawals from TSAs do not affect rollovers or transfers between certain retirement plans.

WITHDRAWAL RESTRICTIONS ON
TEXAS OPTIONAL RETIREMENT PROGRAM
("TEXAS ORP")

Withdrawals from contracts issued in connection with Texas ORP cannot be taken unless you:

  - terminate employment in all eligible Texas institutions of higher education;

  - retire;

  - attain age 70 1/2; or

  - die.

You must obtain a certificate of termination from your employer before you request a withdrawal from the Texas ORP.

MINIMUM VALUE

You must withdraw the entire amount out of an investment option if, after a withdrawal, the remaining value in the investment option would be less than $500. Similarly, you must withdraw the entire contract value and your contract will terminate if, after a withdrawal, the remaining contract value would be less than the minimum, if any, stated in your contract. Investment performance alone will not cause a forced withdrawal.

Withdrawals, including any charges, reduce the number of ACCUMULATION UNITS in the PORTFOLIOS and/or the value of the FIXED ACCOUNT as well as the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See Section 6 - Taxes.

---------------------------------------------------

8. PERFORMANCE
----------------------------------------------

From time to time, we may advertise "yield", "effective yield", "total return", and "average annual total return" for some or all of the PORTFOLIOS. Some of the PORTFOLIOS have been in existence prior to being offered in the contract. We calculate performance data of any period prior to the PORTFOLIO being offered in the contract as if the PORTFOLIO had been offered during those periods, using current charges and expenses.

Performance data and rankings are based on historical results and do not promise or project future performance.

Standardized performance makes it easier for you to compare performance of variable contracts issued by different companies. It uses set time periods and PURCHASE PAYMENT amounts and reflects the contingent deferred sales charge.

Non-standardized performance helps you compare performance of PORTFOLIOS within a contract. From time to time, non-standardized performance may accompany standardized figures. Non-standardized performance uses different time periods and PURCHASE PAYMENT amounts and may not reflect all of the charges included in standardized figures. For this reason, non-standardized PORTFOLIO performance may appear higher. Non-standardized figures may also include performance of a PORTFOLIO prior to the PORTFOLIO'S availability in any variable annuity contract we offer.

                                                       SPINNAKER PLUS PROSPECTUS

Each PORTFOLIO may, from time to time, advertise performance relative to certain performance rankings and indexes compiled on an industry-wide basis, for example:


  - "Lipper Variable Insurance Products Performance Analysis Service" monitors performance for variable annuity PORTFOLIOS and is published by Lipper, Inc.

  - "VARDS Report" is a monthly, variable annuity industry analysis published by Financial Planning Resources, Inc.

  - "Variable Annuity Performance Report" is a monthly analysis of variable annuity performance published by Morningstar, Inc.

Rankings provided by these and other sources may not include all applicable charges. More information on the method used to calculate performance for the PORTFOLIOS and information about independent services that monitor and rank the performance of variable annuities is in the SAI.

---------------------------------------------------

9. DEATH BENEFIT
----------------------------------------------

DEATH DURING THE ACCUMULATION PHASE

During the ACCUMULATION PHASE, a death benefit is payable to the BENEFICIARY upon the death of the first OWNER to die or, if the OWNER is a non-natural person (e.g., a corporation or trust), on the death of the first ANNUITANT to die.

To pay the death benefit we need proof of death, such as a certified copy of a death certificate, plus written direction from your BENEFICIARY regarding how he or she wants to receive the money.

The death benefit is the higher of:

  1) your current contract value; or

  2) if you are a sole OWNER or the oldest JOINT OWNER, the Minimum Guaranteed Death Benefit.

When determining the higher of (1) or (2) above, the calculations are based on the earlier of:

  - the date we receive proof of death and the BENEFICIARY'S election of how to receive payment; or

  - six months from the date of death.

The initial Minimum Guaranteed Death Benefit is equal to your first PURCHASE PAYMENT. It is reset on each 8-year contract anniversary until the oldest OWNER attains age 72. The reset benefit is equal to the immediately preceding Minimum Guaranteed Death Benefit or is "stepped up" to your contract value on that date, if higher.

The Minimum Guaranteed Death Benefit is immediately increased by additional PURCHASE PAYMENTS and adjusted for withdrawals and ANNUITY PAYMENTS made under the Payments Based on a Number of Years annuity option.

If we add money to your contract in order to satisfy the Minimum Guaranteed Death Benefit, it will be allocated to the investment options in the same manner as PURCHASE PAYMENTS once we receive proof of death and the BENEFICIARY'S election of how to receive payment.

The death benefit is subject to investment performance and applicable contract charges until the date payment is made. This value will usually go up or down. Thus, BENEFICIARIES should notify us of a death as promptly as possible to limit their risk of a decline in benefit value.

A BENEFICIARY under a NON-QUALIFIED contract may elect to receive the death benefit as:

  1) a lump sum payment or series of withdrawals that are completed within five years from the date of death; or

  2) ANNUITY PAYMENTS made over the BENEFICIARY'S life or life expectancy. To receive ANNUITY PAYMENTS, the BENEFICIARY must make this election within 60 days from our receipt of proof of death. ANNUITY PAYMENTS must begin within one year from the date of death. Once ANNUITY PAYMENTS begin they cannot be changed.

A BENEFICIARY under a QUALIFIED contract may have different death benefit elections depending upon the retirement plan.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If this spouse is also the oldest JOINT OWNER, the Minimum Guaranteed Death Benefit will apply on the death of this spouse. Otherwise, the benefit on the death of your spouse will be the contract value.

DEATH DURING THE INCOME PHASE

During the INCOME PHASE, there is no longer a death benefit under the contract unless you choose the Payments Based on a Number of Years annuity option. Under this option, if an OWNER dies before the entire contact value has been paid out, a death benefit calculated in the same manner as a death benefit determined during the ACCUMULATION PHASE, is payable to the BENEFICIARY. Other annuity options may have remaining ANNUITY PAYMENTS after the death of the ANNUITANT. The death benefit or remaining ANNUITY PAYMENTS will be distributed at least as rapidly as under the annuity option then in effect. See Section 2 - Annuity Payments for more information.

BENEFICIARY

The BENEFICIARY under the contract is determined as follows:

  - surviving OWNER or JOINT OWNER; or if none, then

  - surviving primary BENEFICIARIES; or if none, then

  - surviving contingent BENEFICIARIES; or if none, then

  - estate of the last OWNER to die.

You designate BENEFICIARIES on the contract application. You may change the BENEFICIARY at any time by sending us

SPINNAKER PLUS PROSPECTUS
a signed and dated request. An irrevocable BENEFICIARY must consent in writing to any change. A new BENEFICIARY designation revokes any prior designation and is not effective until we record the change. We are not responsible for the validity of any BENEFICIARY designation nor for any actions we may take prior to receiving and recording a BENEFICIARY change.

After your death, the BENEFICIARY has the right to receive the death benefit or to change the payee for remaining ANNUITY PAYMENTS. Thus, BENEFICIARIES should notify us of a death as promptly as possible.

---------------------------------------------------

10. OTHER INFORMATION
----------------------------------------------

SAFECO LIFE

SAFECO Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses.

SEPARATE ACCOUNT

We originally adopted a Board Resolution to establish SAFECO Resource Variable Account B ("Separate Account") under Washington law on February 6, 1986. The Separate Account holds the assets that underlie contract values invested in the PORTFOLIOS. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of SAFECO Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO Life. Promises we make in the contract are general corporate obligations of SAFECO Life and are not dependent on assets in the Separate Account.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act if such registration is no longer required.

GENERAL ACCOUNT

If you put your money into the FIXED ACCOUNT, it goes into SAFECO Life's general account. The general account is made up of all of SAFECO Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our contract OWNERS as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the FIXED ACCOUNT or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the FIXED ACCOUNT. However, such disclosure may be subject to general provisions in federal securities laws that relate to accuracy and completeness of statements made in the prospectus.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The contracts are underwritten by SAFECO Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for SAFECO Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of SAFECO Life and is located at 10865 Willows Road NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for SAFECO Life contracts.

The commissions paid to registered representatives on the sale of contracts are not more than 4.8% of PURCHASE PAYMENTS. In addition, annual trail commissions, allowances, and bonuses may be paid to registered representatives and/or other distributors of the contracts. A bonus dependent upon persistency is one type of bonus that may be paid.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. SAFECO Life is engaged in various kinds of litigation which, in the opinion of SAFECO Life, are not of material importance in relation to the total capital and surplus of SAFECO Life.

RIGHT TO SUSPEND ANNUITY PAYMENTS,
TRANSFERS, OR WITHDRAWALS

We may be required to suspend or postpone payment of ANNUITY PAYMENTS, transfers, or withdrawals from the PORTFOLIOS for any period of time when:

  - the NYSE is closed (other than customary weekend or holiday closings);

  - trading on the NYSE is restricted;

  - an emergency exists such that disposal of or determination of the value of the PORTFOLIO shares is not reasonably practicable; or

  - the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers or withdrawals from the FIXED ACCOUNT for the period permitted by law, but not for more than six months.

                                                       SPINNAKER PLUS PROSPECTUS

VOTING RIGHTS

SAFECO Life is the legal owner of the PORTFOLIOS' shares. However, when a PORTFOLIO solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. All shares are voted in the same proportion as the instructions we received. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the FIXED ACCOUNT.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, sales expenses are expected to be less when contracts are sold to a large group of individuals. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing OWNER transaction charges (including the contingent deferred sales charge) or crediting additional FIXED ACCOUNT interest.

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

INTERNET INFORMATION

You can find more information about the Spinnaker Plus Variable Annuity Contract as well as other products and financial services offered by SAFECO companies on the Internet at http://www.SAFECO.com. This website is frequently updated with new information and can help you locate a representative near you.


The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement (found on the EDGAR Database) and general consumer information.


FINANCIAL STATEMENTS

The financial statements of SAFECO Life and SAFECO Resource Variable Account B have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Separate Account
Experts
Distribution
Performance Information
Federal Tax Status
Annuity Provisions
Financial Statements

SPINNAKER PLUS PROSPECTUS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes ACCUMULATION UNIT values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.


Such information is not included for American Century VP Value, Mutual Shares Securities Fund - Class 2, and Templeton Growth Securities Fund - Class 2, as they are new.



                                  2001      2000      1999      1998      1997      1996      1995      1994      1993     1992
                                  ----      ----      ----      ----      ----      ----      ----      ----      ----     ----
SAFECO RST EQUITY SUB-ACCOUNT
(July 21, 1987 value, initial public offering $12.101)
December 31 value                 $51.592   $57.525   $65.422   $60.601   $49.122   $39.829   $32.321   $25.424   $23.630 $18.704
December 31 units               2,322,700 2,644,500 3,347,122 3,559,405 3,475,377 3,328,130 2,773,699 2,125,903 1,402,021 920,315

SAFECO RST GROWTH OPPORTUNITIES SUB-ACCOUNT
(January 7 value, initial public offering)                                                                        $10.000
December 31 value                 $44.243   $37.600   $40.572   $38.894   $38.686   $27.082   $20.756   $14.897   $13.480     N/A
December 31 units               1,517,315 1,635,766 1,973,993 2,512,560 2,152,824 1,665,534   918,525   421,837    56,074     N/A

SAFECO RST NORTHWEST SUB-ACCOUNT
(January 7 value, initial public offering)                                                                        $10.000
December 31 value                 $17.822   $20.200   $24.044   $15.741   $15.493   $11.968   $10.777   $10.156    $9.923     N/A
December 31 units                 558,540   651,495   449,842   356,071   298,250   221,295   174,958   108,875    37,710     N/A

SAFECO RST BOND SUB-ACCOUNT
(July 21, 1987 value, initial public offering $10.126)
December 31 value                 $22.985   $21.695   $19.648   $20.712   $19.265   $17.991   $18.117   $15.559   $16.253 $14.882
December 31 units                 535,282   508,036   561,842   618,282   501,020   503,739   481,273   479,731   446,935 310,293

SAFECO RST MONEY MARKET SUB-ACCOUNT
(July 21, 1987 value, initial public offering $10.083)
December 31 value                 $17.787   $17.353   $16.610   $16.074   $15.509   $14.944   $14.417   $13.837   $13.516 $13.335
December 31 units                 301,723   294,334   364,867   315,741   174,158   341,159   308,155   341,722   273,511 307,262

SAFECO RST SMALL COMPANY VALUE SUB-ACCOUNT
(May 1 value, initial public offering)                                    $10.000
December 31 value                 $12.759   $10.662   $11.488   $10.080   $12.759       N/A       N/A       N/A       N/A     N/A
December 31 units                 111,566    85,278    63,234    52,464    13,800       N/A       N/A       N/A       N/A     N/A

AIM V.I. AGGRESSIVE GROWTH (SERIES I SHARES) SUB-ACCOUNT
(May 1 value, initial public offering)      $10.000
December 31 value                  $6.243    $8.552       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                 125,137   133,571       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

AIM V.I. GROWTH (SERIES I SHARES) SUB-ACCOUNT
(May 1 value, initial public offering)      $10.000
December 31 value                  $4.851    $7.432       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                 124,000   106,475       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
(May 1 value, initial public offering)                                     $7.160
December 31 value                  $9.318    $9.782   $10.174    $9.360    $8.185       N/A       N/A       N/A       N/A     N/A
December 31 units                 230,179   226,190   206,795   160,296    42,551       N/A       N/A       N/A       N/A     N/A


                                                       SPINNAKER PLUS PROSPECTUS

                                  2001      2000      1999      1998      1997      1996      1995      1994      1993     1992
                                  ----      ----      ----      ----      ----      ----      ----      ----      ----     ----
AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
(May 1 value, initial public offering)                                     $6.200
December 31 value                  $7.418   $10.608   $12.914    $7.968    $6.793       N/A       N/A       N/A       N/A     N/A
December 31 units                 290,135   308,028   200,918   167,553    66,237       N/A       N/A       N/A       N/A     N/A

DREYFUS IP - MIDCAP STOCK - INITIAL SHARES SUB-ACCOUNT
(May 1 value, initial public offering)      $10.000
December 31 value                  $9.688   $10.140       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                  90,179    56,334       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

DREYFUS IP - TECHNOLOGY GROWTH - INITIAL SHARES SUB-ACCOUNT
(May 1 value, initial public offering)      $10.000
December 31 value                  $4.306    $6.524       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                  58,878    84,076       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES SUB-ACCOUNT
(May 1 value, initial public offering)      $10.000
December 31 value                  $6.747    $8.828       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                  74,192    58,134       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

DREYFUS VIF - APPRECIATION - INITIAL SHARES SUB-ACCOUNT
(May 1 value, initial public offering)      $10.000
December 31 value                  $8.588    $9.590       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                  79,349    11,786       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

DREYFUS VIF - QUALITY BOND - INITIAL SHARES SUB-ACCOUNT
(May 1 value, initial public offering)      $10.000
December 31 value                 $11.506   $10.938       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                  49,319    13,924       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
(February 15 value, initial public offering)                                        $10.050
December 31 value                 $11.328   $11.315   $12.594   $12.465   $12.290   $10.933       N/A       N/A       N/A     N/A
December 31 units                 102,477    96,990   115,758   115,039    61,817    10,503       N/A       N/A       N/A     N/A

FEDERATED INTERNATIONAL EQUITY FUND II SUB-ACCOUNT
(February 15 value, initial public offering)                                        $10.480
December 31 value                 $14.496   $20.805   $27.225   $14.905   $12.017   $11.052       N/A       N/A       N/A     N/A
December 31 units                  47,503    71,041    75,282    38,872    25,822     3,911       N/A       N/A       N/A     N/A

FEDERATED UTILITY FUND II SUB-ACCOUNT
(February 15 value, initial public offering)                                        $11.410
December 31 value                 $13.117   $15.397   $17.118   $17.045   $15.144   $12.106       N/A       N/A       N/A     N/A
December 31 units                  88,530   101,943    96,780    72,072    49,930    23,141       N/A       N/A       N/A     N/A

FIDELITY VIP GROWTH SUB-ACCOUNT
(May 1 value, initial public offering)      $10.000
December 31 value                  $6.948    $8.545       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                 263,039   184,977       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

FIDELITY VIP CONTRAFUND SUB-ACCOUNT
(May 1 value, initial public offering)                          $10.000
December 31 value                 $11.125   $12.839   $13.918   $11.340       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                 257,125   373,790   301,509    22,734       N/A       N/A       N/A       N/A       N/A     N/A


SPINNAKER PLUS PROSPECTUS

                                  2001      2000      1999      1998      1997      1996      1995      1994      1993     1992
                                  ----      ----      ----      ----      ----      ----      ----      ----      ----     ----
FIDELITY VIP GROWTH OPPORTUNITIES SUB-ACCOUNT
(May 1 value, initial public offering)                          $10.000
December 31 value                  $8.003    $9.471   $11.564   $11.229       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                 142,611   145,158   109,124    53,918       N/A       N/A       N/A       N/A       N/A     N/A

FIDELITY VIP GROWTH & INCOME SUB-ACCOUNT
(May 1 value, initial public offering)      $10.000
December 31 value                  $9.027   $10.017       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                  67,229    11,680       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

FRANKLIN SMALL CAP FUND - CLASS 2 SUB-ACCOUNT
(May 1 value, initial public offering)      $10.000
December 31 value                  $7.080    $8.461       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                  67,696    57,755       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

FRANKLIN U.S. GOVERNMENT FUND - CLASS 2 SUB-ACCOUNT
(May 1 value, initial public offering)      $10.000
December 31 value                 $11.544   $10.886       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                  45,587     2,093       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 SUB-ACCOUNT
(May 1 value, initial public offering)      $10.000
December 31 value                  $7.343    $8.090       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                   3,376     2,085       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

INVESCO VIF-REAL ESTATE OPPORTUNITY SUB-ACCOUNT
(May 1 value, initial public offering)                          $10.000
December 31 value                 $10.592   $10.831    $8.525    $8.601       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                  38,694    34,618     8,046     9,666       N/A       N/A       N/A       N/A       N/A     N/A
JPMORGAN U.S. DISCIPLINED EQUITY SUB-ACCOUNT
(May 1 value, initial public offering)      $10.000
December 31 value                  $7.750    $8.909       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
December 31 units                 101,111    67,785       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

ING VP EMERGING MARKETS FUND SUB-ACCOUNT
(February 15 value, initial public offering)                                        $10.540
December 31 value                  $7.252    $8.164   $13.883    $6.163    $8.703    $9.968       N/A       N/A       N/A     N/A
December 31 units                  33,685    43,314    51,148    18,218    27,307    20,092       N/A       N/A       N/A     N/A

ING VP NATURAL RESOURCES TRUST SUB-ACCOUNT
(February 15 value, initial public offering)                                        $11.920
December 31 value                 $13.009   $15.672   $13.406   $11.897   $14.996   $14.169       N/A       N/A       N/A     N/A
December 31 units                  13,710    17,585    32,954    45,892    45,155    27,116       N/A       N/A       N/A     N/A

SCUDDER VS I BALANCED SUB-ACCOUNT
(August 3 value, initial public offering)                                                                          $9.886
December 31 value                 $21.249   $22.906   $23.672   $20.784   $17.080   $13.919   $12.596   $10.066   $10.346     N/A
December 31 units                 963,608 1,064,398 1,124,805   978,872   693,428   523,019   260,651   122,456    10,168     N/A

SCUDDER VS I INTERNATIONAL SUB-ACCOUNT
(August 3 value, initial public offering)                                                                          $9.335
December 31 value                 $13.288   $19.465   $25.174   $16.492   $14.094   $13.083   $11.540   $10.519   $10.743     N/A
December 31 units                 854,561 1,018,831 1,160,566 1,164,046 1,183,847 1,061,505   720,181   466,212    68,405     N/A


                                                       SPINNAKER PLUS PROSPECTUS

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                       SPINNAKER(R) PLUS VARIABLE ANNUITY
                       STATEMENT OF ADDITIONAL INFORMATION

     INDIVIDUAL MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       SAFECO RESOURCE VARIABLE ACCOUNT B
                                       AND
                          SAFECO LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Modified Single Premium Deferred Variable Annuity Contract.


The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-472-3326 or write to SAFECO Life Insurance Company, Retirement Services Department, P.O. Box 34690, Seattle, Washington 98124-1690

This Statement of Additional Information and the prospectus are both dated May 1, 2002


                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
SEPARATE ACCOUNT                                                             2
   Mortality and Expense Guarantee                                           2

EXPERTS                                                                      2

DISTRIBUTION                                                                 2
   Reduction or Elimination of Contingent Deferred Sales Charge              3

PERFORMANCE INFORMATION                                                      3
   Total Return                                                              3
   Yield                                                                     4
   Performance Comparison                                                    4
   Tax Comparison                                                            5

FEDERAL TAX STATUS                                                           5
   Note                                                                      5
   General                                                                   5
   Diversification                                                           6
   Multiple Contracts                                                        7
   Contracts Owned by Other than Natural Persons                             7
   Income Tax Withholding                                                    7
   Tax Treatment of Withdrawals - Non-Qualified Contracts                    7
   Retirement Plans                                                          8
   Tax Treatment of Withdrawals - Qualified Contracts                        9
   Tax Sheltered Annuities - Withdrawal Limitations                         10

ANNUITY PROVISIONS                                                          10
   Annuity Unit Value                                                       10
   Variable Annuity Payments                                                10
   Fixed Annuity Payments                                                   11

FINANCIAL STATEMENTS                                                        11

                                SEPARATE ACCOUNT


SAFECO Life Insurance Company ("the Company", "we", and "us"), is a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. We established SAFECO Resource Variable Account B ("the Separate Account") on February 6, 1986, to hold assets that underlie contract values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.


The assets of the Separate Account are the property of the Company. The Separate Account invests in the underlying portfolios that are offered under the contract. Each portfolio is a part of a series of portfolios designed for use in variable annuity and variable life insurance products, not all of which may be available under the contracts described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios. We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios. Contract values allocated to the Separate Account and the amount of variable annuity payments will vary with the value of the shares of the underlying portfolios, and are also reduced by expenses and transaction charges assessed under the contracts.


Accumulation units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The contract owner bears the entire investment risk. There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the purchase payments made under a contract for the reasons described above, or because of the premature death of the annuitant after the annuity date.


MORTALITY AND EXPENSE GUARANTEE
We guarantee that the dollar amount of each variable annuity payment made after the first payment will not be adversely affected by variations in actual mortality experience or actual expenses incurred in excess of the expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

To the extent that the contingent deferred sales charge is insufficient to cover all the distribution costs and related expenses, some portion of the proceeds from the mortality and expense risk charge may be utilized to meet such excess distribution expenses. We have represented in documents filed with the SEC that the mortality and expense risk charge is consistent with the mortality and expense risks we assume and is within the range of industry practice, based on our review of our requirements and industry practice. Moreover, we have represented that use of any proceeds from such charge to defray distribution expenses has a reasonable likelihood of benefiting the Separate Account and owners.

                                     EXPERTS

The financial statements of SAFECO Resource Variable Account B at December 31, 2001 and for the periods indicated therein and the financial statements of SAFECO Life Insurance Company and Subsidiaries at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, appearing elsewhere ehrein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                                  DISTRIBUTION

SAFECO Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the contracts. The contracts issued by the Separate Account are offered on a continuous basis.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
The amount of the contingent deferred sales charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. Any reduction of the contingent deferred sales charge will be determined by us after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with us. Per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contracts with fewer sales contacts.

4. There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the contingent deferred sales charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

                             PERFORMANCE INFORMATION

TOTAL RETURN
"Total return" is the total percentage change in the unit value of an investment over a stated period of time. It reflects all aspects of a portfolio's return, including the automatic reinvestment by the portfolio of all distributions and the deduction of all applicable charges to the portfolio on an annual basis, including the mortality and expense risk charge and any other charges against contract value. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deduction of the contingent deferred sales charge, if applicable. Additional quotations may be given that do not assume a termination (surrender) and do not take into account deduction of the contingent deferred sales charge, since the contracts are intended as long-term products.

Standardized total return figures which appear in advertisements or sales literature will be calculated for required time periods based on a set initial investment amount and will reflect the contingent deferred sales charge. From time to time, non-standardized total return figures may accompany the standardized figures. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, use of time weighted average annual returns which take into consideration the length of time each investment has been invested, and with or without the contingent deferred sales charge. Non-standardized figures may cause the performance of the portfolios to appear higher than performance calculated using standard parameters.

"Average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. It is calculated by determining the growth or decline in value of a hypothetical investment in the portfolio over certain periods, including 1, 5, and 10 years (up to the portfolio's availability through the Separate Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the portfolio's experience is not constant over time, but changes from year to year, and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a portfolio. Average annual returns are calculated pursuant to the following formula:

                                         n
                                 P(1 + T)  = ERV
where:

P    = a hypothetical initial payment of $1,000;
T    = the average annual total return;
n    = the number of years; and
ERV  = the withdrawal value at the end of the time period used.

"Cumulative total returns" are not averaged and reflect the simple change in value of a hypothetical investment in the portfolio over a stated period of time.

Total return, average total return, and cumulative total return assume reinvestment of dividend and capital gains distributions.

From time to time, additional quotations of total return based on the historical performance of the portfolios may also be presented.

YIELD
Some portfolios may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the portfolio over a stated period of time, not taking into account capital gains or losses. Yield figures will not reflect any applicable contingent deferred sales charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the SAFECO RST Money Market Portfolio. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven (7) day period, less a hypothetical charge reflecting deductions from values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by assuming that the income generated during the seven day period continues to be generated each week for a 52 week period. It is multiplied by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                                         365/7
              Effective Yield = [(Base Period Return + 1)     ] - 1

For the SAFECO RST Money Market Portfolio, total return and average annual total return are non-standardized performance figures which may accompany the standardized yield and effective yield.

Yield for portfolios other than the SAFECO RST Money Market Portfolio is based on all investment income (including dividends and interest) per accumulation unit earned during a particular thirty (30) day period, less expenses accrued during the period (net investment income). Yield is computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                                                 6
                         Yield = 2[((a-b)/cd + 1)  - 1]

where:

a    = net investment income earned during the period by the corresponding portfolio;
b    = expenses accrued for the period (net of any reimbursements);
c    = the average daily number of accumulation units outstanding during the period; and
d    = the value (maximum offering price) per accumulation unit on the last day of the period.

The income is then annualized on a 360 day basis by assuming that the income generated during the 30 day period continues to be generated each month for a 12 month period and is shown as a percentage of the investment. Again, yield figures will not reflect any applicable contingent deferred sales charge.

PERFORMANCE COMPARISON


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values. Performance information for a portfolio may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Dow Jones Industrial Averages, Donahue



Money Market Institutional Averages, or other unmanaged indexes generally regarded as representative of the securities markets; (ii) other variable annuity separate accounts or other investment products tracked by Lipper, Inc., the Variable Annuity Research and Data Service, or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.


Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any portfolio derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

TAX COMPARISON
Reports and advertising also may show the effect of tax deferred compounding on investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a contract (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.

                               FEDERAL TAX STATUS

NOTE
The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Statement of Additional Information or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended, ("the Code") governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract. For non-qualified contracts, this cost basis is generally the purchase payments, while for qualified contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are generally fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of retirement plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, payees and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among portfolios or the number and type of portfolios available, would cause you to be considered the owner of the assets of the separate account resulting in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. These aggregation rules may also apply in connection with certain 457 plans. You should consult a tax adviser prior to purchasing more than one annuity in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS
Under Section 72(u) of the Code, the earnings on purchase payments for the contracts will be taxed currently to the owner if the owner is not a natural person, e.g. a corporation or certain other entities, unless the contract is held by certain trusts or other entities as an agent for a natural person or to hold retirement plan assets. Purchasers who are not natural persons should consult their own tax counsel or other tax adviser before purchasing a contract.

INCOME TAX WITHHOLDING
All distributions or any portion(s) thereof which are includable in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.


Certain distributions from retirement plans qualified under Section 403(b) or from governmental retirement plans qualified under Section 457, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; or b) distributions for a specified period of 10 years or more; or c) distributions which are required minimum distributions; or d) the portion of distributions not includable in gross income (i.e. returns of after-tax contributions); or e) hardship distributions; or f) corrective distributions. You should consult your own tax counsel or other tax adviser regarding income tax withholding.


TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

RETIREMENT PLANS
The contracts offered herein are designed to be suitable for use under various types of retirement plans. Taxation of participants in each retirement plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Following are general descriptions of some types of retirement plans with which the contracts are most often used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued in connection with a retirement plan.

Contracts issued in connection with retirement plans include special provisions that may restrict or modify contract provisions and administrative services described in the prospectus. Generally, contracts issued pursuant to retirement plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from these contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts", below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by the Company in connection with retirement plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex. Such annuity purchase rate tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "Tax Sheltered Annuities" ("TSA") by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the contracts. The amount of contributions to the tax sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer's SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under a contract issued as an IRA. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Roth Individual Retirement Annuities

     Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Section 408A includes limits on how much you may contribute to a Roth Individual Retirement Annuity and when distributions may commence. Qualified distributions from Roth Individual Retirement Annuities are excluded from taxable gross income. "Qualified distributions" are distributions which (a) are made more than five years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and (b) meet any of the following conditions; (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner is disabled; or
     (4) the distribution will be used for a first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

     Subject to certain limitations, you may convert a regular Individual Retirement Account or Annuity to a Roth Individual Retirement Annuity. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax.

d.   Deferred Compensation Plans

     Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the plan. Special rules apply to deferred compensation plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities) and 408 (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a Qualified Domestic Relations Order; (g) distributions made to pay health insurance premiums for an unemployed owner or annuitant; (h) distributions made to an owner or annuitant to pay qualified higher education expenses; and (i) distributions made to an owner or annuitant for first home purchases. The exceptions stated in (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in
(c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year, following the year in which the employee attains age 70 1/2. Distributions from a TSA or Deferred Compensation Plan may, however, be deferred until actual retirement, if later. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Roth IRAs are not subject to the required minimum distribution rule. Distributions from a Roth IRA may be deferred until the death of the owner or annuitant.

TAX SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the owner: (1) attains age 59 1/2; (2) separates from service; (3) dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code); (4) in the case of hardship, or (5) is divorced and the distribution is permitted under a Qualified Domestic Relations Order. Withdrawals for hardship are restricted to the portion of the owner's contract value which represents contributions made by the owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain retirement plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

ANNUITY UNIT VALUE
The value of an annuity unit for each portfolio on any date varies to reflect the investment experience of the portfolio, the assumed investment return of 4% on which the applicable Variable Annuity Purchase Rate Table is based, and the deduction for charges assessed and imposed by the Company, including a mortality and expense risk charge and, if applicable, a charge for premium taxes.

For any valuation period the value of an annuity unit is determined by multiplying the value of an annuity unit for each portfolio, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the applicable Variable Annuity Purchase Rate Table.

The Net Investment Factor is a number that represents the change in the accumulation unit value of a portfolio on successive days when the NYSE is open. The Net Investment Factor for any portfolio for any valuation day is determined by taking the accumulation unit value of the portfolio as of the current valuation day, and dividing it by the accumulation unit value for the preceding day. The Net Investment Factor will likely be different than the Assumed Investment Factor, and therefore the annuity unit value will usually increase or decrease.

The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.

VARIABLE ANNUITY PAYMENTS
The amount of the first annuity payment under a contract is generally determined on the basis of the annuity option selected, the annuity purchase rate, the age and sex of the annuitant, and the annuity date. The amount of the first payment is the sum of the payments from each portfolio determined by applying the value of the contract used to purchase variable annuity payments, after deduction for premium taxes, if applicable, as of the 15th day of the preceding month, to the Variable Annuity Purchase Rate Table contained in the contract (which is guaranteed for the duration of the contract).

The number of annuity units credited for each portfolio is the amount of the first annuity payment attributable to that portfolio divided by the value of the applicable annuity unit for that portfolio as of the 15th day of the month preceding the annuity date. The number of annuity units used to calculate the variable annuity payment each month remains constant unless the owner changes portfolio elections. The value of an annuity unit will usually increase or decrease from one month to the next.

The dollar amount of each variable annuity payment after the first is the sum of the payments from each portfolio, which are determined by multiplying the number of annuity units credited for that portfolio by the annuity unit value of that portfolio as of the 15th of the month preceding the annuity payment.


To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate (which varies depending on the Variable Annuity Purchase Rate

Table used in the contract) for an annuitant with an adjusted age 63, where an owner has elected a variable life annuity with a guaranteed period of 10 years with the assumed investment return of 4%. (2nd option described in the prospectus).


     (1)  Assumed number of accumulation units in a portfolio on
          maturity date                                                  25,000

     (2)  Assumed value of an accumulation unit in a portfolio
          at maturity                                                  $12.5000

     (3)  Cash value of contract at maturity, (1) x (2)                $312,500

     (4)  Consideration required to purchase $1 of monthly
          annuity from Variable Annuity Purchase Rate Table             $200.20

     (5)  Amount of first payment from a portfolio, (3) divided
          by (4)                                                      $1,560.94

     (6)  Assumed value of annuity unit in a portfolio at
          maturity                                                     $13.0000

     (7)  Number of annuity units credited in a portfolio, (5)
          divided by (6)                                               120.0723

The $312,500 value at maturity provides a first payment from the portfolio of $1,560.94, and payments thereafter of the varying dollar value of 120.0723 annuity units. The amount of subsequent payments from the portfolio is determined by multiplying 120.0723 units by the value of an annuity unit in the portfolio on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the portfolio will be 120.0723 multiplied by $13.25, or $1,590.96.

However, the value of the annuity unit depends on the investment experience of the portfolio. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the annuity unit would decline in value. If the annuity unit value declined to $12.75 the succeeding monthly payment would then be 120.0723 x $12.75, or $1,530.92.

For the sake of simplicity the foregoing example assumes that all of the annuity units are in one portfolio. If there are annuity units in two or more portfolios, the annuity payment from each portfolio is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the portfolios.

FIXED ANNUITY PAYMENTS
The amount of fixed annuity payments under a life annuity option remains constant and is determined by applying the value of the contract used to purchase fixed annuity payments, after deduction for premium taxes, if applicable, to the Fixed Annuity Purchase Rate Table contained in the contract. SAFECO Life may substitute more favorable payment rates for the rates in the Fixed Annuity Purchase Rate Table on a non-discriminatory basis.

                              FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of SAFECO Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

                              FINANCIAL STATEMENTS

                       SAFECO RESOURCE VARIABLE ACCOUNT B

                                TABLE OF CONTENTS

                                                                      PAGE

Statement of Assets and Liabilities as of December 31, 2001             1

Statements of Operations and Changes in Net Assets for the
   Year or Period Ended December 31, 2001 and 2000                      7


Notes to Financial Statements                                          18


Report of Ernst & Young LLP, Independent Auditors                      24

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                                SUB-ACCOUNTS
                                            ------------------------------------------------------------------------------------
                                                                                   SAFECO            SAFECO
                                                SAFECO           SAFECO            GROWTH            MONEY            SAFECO
                                                 BOND            EQUITY        OPPORTUNITIES         MARKET         NORTHWEST
--------------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying
   Portfolios:
         Investments, at Cost               $   12,395,871   $  119,920,568   $     64,723,065   $    5,364,341   $   11,773,804
                                            ==============   ==============   ================   ==============   ==============
            SHARES OWNED                         1,107,590        4,856,704          3,069,865        5,364,341          586,509
            NET ASSET VALUE PER SHARE       $        11.12   $        24.70   $          21.89   $         1.00   $        16.99
                                            --------------   --------------   ----------------   --------------   --------------

         Investments, at Value              $   12,316,402   $  119,960,579   $     67,199,350   $    5,364,341   $    9,964,781
         Dividends Receivable                            -                -                  -            8,021                -
                                            --------------   --------------   ----------------   --------------   --------------

          Total Assets                          12,316,402      119,960,579         67,199,350        5,372,362        9,964,781

LIABILITIES:
      Mortality and Expense Risk Charge
         Payable                                    13,027          127,297             68,450            5,662           10,433
                                            --------------   --------------   ----------------   --------------   --------------

NET ASSETS                                  $   12,303,375   $  119,833,282   $     67,130,900   $    5,366,700   $    9,954,348
                                            ==============   ==============   ================   ==============   ==============

ACCUMULATION UNITS OUTSTANDING                     535,282        2,322,700          1,517,315          301,723          558,540
                                            ==============   ==============   ================   ==============   ==============

ACCUMULATION UNIT VALUE *                   $       22.985   $       51.592   $         44.243   $       17.787   $       17.822
                                            ==============   ==============   ================   ==============   ==============

                                             SUB-ACCOUNTS
                                            --------------
                                                SAFECO
                                              SMALL CO.
                                                VALUE
------------------------------------------
ASSETS:
      Investments in Underlying
   Portfolios:
         Investments, at Cost               $    1,290,164
                                            ==============
            SHARES OWNED                           111,225
            NET ASSET VALUE PER SHARE       $        12.81
                                            --------------
         Investments, at Value              $    1,424,793
         Dividends Receivable                            -
                                            --------------
          Total Assets                           1,424,793
LIABILITIES:
      Mortality and Expense Risk Charge
         Payable                                     1,372
                                            --------------
NET ASSETS                                  $    1,423,421
                                            ==============
ACCUMULATION UNITS OUTSTANDING                     111,566
                                            ==============
ACCUMULATION UNIT VALUE *                   $       12.759
                                            ==============

                    * The redemption price per unit is the accumulation unit value, which represents net assets divided by accumulation units outstanding, less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                          SUB-ACCOUNTS
                                            -------------------------------------------------------------------------
                                                INVESCO            DREYFUS            DREYFUS
                                              REAL ESTATE           MIDCAP           TECHNOLOGY          DREYFUS
                                              OPPORTUNITY           STOCK              GROWTH          APPRECIATION
---------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying
   Portfolios:
         Investments, at Cost               $        393,167   $        835,581   $        472,135   $        697,438
                                            ================   ================   ================   ================
            SHARES OWNED                              41,151             63,374             26,747             19,503
            NET ASSET VALUE PER SHARE       $           9.97   $          13.80   $           9.49   $          34.98
                                            ----------------   ----------------   ----------------   ----------------

         Investments, at Value              $        410,273   $        874,557   $        253,831   $        682,198
         Dividends Receivable                              -                  -                  -                  -
                                            ----------------   ----------------   ----------------   ----------------

          Total Assets                               410,273            874,557            253,831            682,198

LIABILITIES:
      Mortality and Expense Risk Charge
         Payable                                         425                937                277                720
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS                                  $        409,848   $        873,620   $        253,554   $        681,478
                                            ================   ================   ================   ================

ACCUMULATION UNITS OUTSTANDING                        38,694             90,179             58,878             79,349
                                            ================   ================   ================   ================

ACCUMULATION UNIT VALUE *                   $         10.592   $          9.688   $          4.306   $          8.588
                                            ================   ================   ================   ================

                                              SUB-ACCOUNTS
                                            ----------------
                                                DREYFUS
                                                QUALITY
                                                  BOND
------------------------------------------
ASSETS:
      Investments in Underlying
   Portfolios:
         Investments, at Cost               $        580,755
                                            ================
            SHARES OWNED                              49,966
            NET ASSET VALUE PER SHARE       $          11.37
                                            ----------------
         Investments, at Value              $        568,113
         Dividends Receivable                              -
                                            ----------------
          Total Assets                               568,113
LIABILITIES:
      Mortality and Expense Risk Charge
         Payable                                         664
                                            ----------------
NET ASSETS                                  $        567,449
                                            ================
ACCUMULATION UNITS OUTSTANDING                        49,319
                                            ================
ACCUMULATION UNIT VALUE *                   $         11.506
                                            ================

                    * The redemption price per unit is the accumulation unit value, which represents net assets divided by accumulation units outstanding, less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                          SUB-ACCOUNTS
                                            -------------------------------------------------------------------------
                                                DREYFUS                                                  FIDELITY
                                                SOCIALLY           FIDELITY           FIDELITY           GROWTH &
                                              RESPONSIBLE           GROWTH           CONTRAFUND           INCOME
---------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying
   Portfolios:
         Investments, at Cost               $        653,780   $      2,307,111   $      3,589,687   $        587,929
                                            ================   ================   ================   ================
            SHARES OWNED                              18,788             54,435            142,251             46,061
            NET ASSET VALUE PER SHARE       $          26.67   $          33.61   $          20.13   $          13.19
                                            ----------------   ----------------   ----------------   ----------------

         Investments, at Value              $        501,080   $      1,829,556   $      2,863,516   $        607,539
         Dividends Receivable                              -                  -                  -                  -
                                            ----------------   ----------------   ----------------   ----------------

          Total Assets                               501,080          1,829,556          2,863,516            607,539

LIABILITIES:
      Mortality and Expense Risk Charge
         Payable                                         536              1,945              3,001                643
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS                                  $        500,544   $      1,827,611   $      2,860,515   $        606,896
                                            ================   ================   ================   ================

ACCUMULATION UNITS OUTSTANDING                        74,192            263,039            257,125             67,229
                                            ================   ================   ================   ================

ACCUMULATION UNIT VALUE *                   $          6.747   $          6.948   $         11.125   $          9.027
                                            ================   ================   ================   ================

                                              SUB-ACCOUNTS
                                            ----------------
                                                FIDELITY
                                                 GROWTH
                                             OPPORTUNITIES
------------------------------------------
ASSETS:
      Investments in Underlying
   Portfolios:
         Investments, at Cost               $      1,475,893
                                            ================
            SHARES OWNED                              75,513
            NET ASSET VALUE PER SHARE       $          15.13
                                            ----------------
         Investments, at Value              $      1,142,517
         Dividends Receivable                              -
                                            ----------------
          Total Assets                             1,142,517
LIABILITIES:
      Mortality and Expense Risk Charge
         Payable                                       1,208
                                            ----------------
NET ASSETS                                  $      1,141,309
                                            ================
ACCUMULATION UNITS OUTSTANDING                       142,611
                                            ================
ACCUMULATION UNIT VALUE *                   $          8.003
                                            ================

                    * The redemption price per unit is the accumulation unit value, which represents net assets divided by accumulation units outstanding, less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                          SUB-ACCOUNTS
                                            -------------------------------------------------------------------------
                                                  AIM
                                               AGGRESSIVE            AIM             FEDERATED          FEDERATED
                                                 GROWTH             GROWTH          HIGH INCOME       INTERNATIONAL
---------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying
   Portfolios:
         Investments, at Cost               $      1,070,436   $        954,647   $      1,439,814   $      1,221,492
                                            ================   ================   ================   ================
            SHARES OWNED                              72,347             36,785            150,537             60,575
            NET ASSET VALUE PER SHARE       $          10.81   $          16.37   $           7.72   $          11.38
                                            ----------------   ----------------   ----------------   ----------------

         Investments, at Value              $        782,067   $        602,174   $      1,162,143   $        689,339
         Dividends Receivable                              -                  -                  -                  -
                                            ----------------   ----------------   ----------------   ----------------

          Total Assets                               782,067            602,174          1,162,143            689,339

LIABILITIES:
      Mortality and Expense Risk Charge
         Payable                                         830                640              1,235                728
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS                                  $        781,237   $        601,534   $      1,160,908   $        688,611
                                            ================   ================   ================   ================

ACCUMULATION UNITS OUTSTANDING                       125,137            124,000            102,477             47,503
                                            ================   ================   ================   ================

ACCUMULATION UNIT VALUE *                   $          6.243   $          4.851   $         11.328   $         14.496
                                            ================   ================   ================   ================

                                              SUB-ACCOUNTS
                                            ----------------

                                               FEDERATED
                                                UTILITY
------------------------------------------
ASSETS:
      Investments in Underlying
   Portfolios:
         Investments, at Cost               $      1,523,329
                                            ================
            SHARES OWNED                             112,099
            NET ASSET VALUE PER SHARE       $          10.37
                                            ----------------
         Investments, at Value              $      1,162,468
         Dividends Receivable                              -
                                            ----------------
          Total Assets                             1,162,468
LIABILITIES:
      Mortality and Expense Risk Charge
         Payable                                       1,222
                                            ----------------
NET ASSETS                                  $      1,161,246
                                            ================
ACCUMULATION UNITS OUTSTANDING                        88,530
                                            ================
ACCUMULATION UNIT VALUE *                   $         13.117
                                            ================

                    * The redemption price per unit is the accumulation unit value, which represents net assets divided by accumulation units outstanding, less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                          SUB-ACCOUNTS
                                            -------------------------------------------------------------------------
                                                                   FRANKLIN          TEMPLETON           PILGRIM
                                                FRANKLIN             U.S.            DEVELOPING          NATURAL
                                               SMALL CAP          GOVERNMENT          MARKETS           RESOURCES
---------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying
   Portfolios:
         Investments, at Cost               $        531,745   $        529,030   $         25,932   $        195,551
                                            ================   ================   ================   ================
            SHARES OWNED                              26,880             40,280              5,213             14,398
            NET ASSET VALUE PER SHARE       $          17.85   $          13.08   $           4.76   $          12.40
                                            ----------------   ----------------   ----------------   ----------------

         Investments, at Value              $        479,799   $        526,858   $         24,813   $        178,536
         Dividends Receivable                              -                  -                  -                  -
                                            ----------------   ----------------   ----------------   ----------------

          Total Assets                               479,799            526,858             24,813            178,536

LIABILITIES:
      Mortality and Expense Risk Charge
         Payable                                         504                580                 26                182
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS                                  $        479,295   $        526,278   $         24,787   $        178,354
                                            ================   ================   ================   ================

ACCUMULATION UNITS OUTSTANDING                        67,696             45,587              3,376             13,710
                                            ================   ================   ================   ================

ACCUMULATION UNIT VALUE *                   $          7.080   $         11.544   $          7.343   $         13.009
                                            ================   ================   ================   ================

                                              SUB-ACCOUNTS
                                            ----------------
                                                PILGRIM
                                                EMERGING
                                                MARKETS
------------------------------------------
ASSETS:
      Investments in Underlying
   Portfolios:
         Investments, at Cost               $        420,541
                                            ================
            SHARES OWNED                              49,602
            NET ASSET VALUE PER SHARE       $           4.93
                                            ----------------
         Investments, at Value              $        244,538
         Dividends Receivable                              -
                                            ----------------
          Total Assets                               244,538
LIABILITIES:
      Mortality and Expense Risk Charge
         Payable                                         255
                                            ----------------
NET ASSETS                                  $        244,283
                                            ================
ACCUMULATION UNITS OUTSTANDING                        33,685
                                            ================
ACCUMULATION UNIT VALUE *                   $          7.252
                                            ================

                    * The redemption price per unit is the accumulation unit value, which represents net assets divided by accumulation units outstanding, less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                          SUB-ACCOUNTS
                                            -------------------------------------------------------------------------
                                                                                    J.P. MORGAN          AMERICAN
                                                SCUDDER            SCUDDER          DISCIPLINED          CENTURY
                                                BALANCED        INTERNATIONAL          EQUITY            BALANCED
---------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying
   Portfolios:
         Investments, at Cost               $     23,064,047   $     19,115,048   $        896,305   $      2,402,752
                                            ================   ================   ================   ================
            SHARES OWNED                           1,742,959          1,412,132             60,061            325,810
            NET ASSET VALUE PER SHARE       $          11.76   $           8.05   $          13.06   $           6.59
                                            ----------------   ----------------   ----------------   ----------------

         Investments, at Value              $     20,497,198   $     11,367,663   $        784,394   $      2,147,088
         Dividends Receivable                              -                  -                  -                  -
                                            ----------------   ----------------   ----------------   ----------------

          Total Assets                            20,497,198         11,367,663            784,394          2,147,088

LIABILITIES:
      Mortality and Expense Risk Charge
         Payable                                      21,652             12,059                830              2,350
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS                                  $     20,475,546   $     11,355,604   $        783,564   $      2,144,738
                                            ================   ================   ================   ================

ACCUMULATION UNITS OUTSTANDING                       963,608            854,561            101,111            230,179
                                            ================   ================   ================   ================

ACCUMULATION UNIT VALUE *                   $         21.249   $         13.288   $          7.750   $          9.318
                                            ================   ================   ================   ================

                                              SUB-ACCOUNTS
                                            ----------------
                                                AMERICAN
                                                CENTURY
                                             INTERNATIONAL
------------------------------------------
ASSETS:
      Investments in Underlying
   Portfolios:
         Investments, at Cost               $      3,072,032
                                            ================
            SHARES OWNED                             326,923
            NET ASSET VALUE PER SHARE       $           6.59
                                            ----------------
         Investments, at Value              $      2,154,422
         Dividends Receivable                              -
                                            ----------------
          Total Assets                             2,154,422
LIABILITIES:
      Mortality and Expense Risk Charge
         Payable                                       2,264
                                            ----------------
NET ASSETS                                  $      2,152,158
                                            ================
ACCUMULATION UNITS OUTSTANDING                       290,135
                                            ================
ACCUMULATION UNIT VALUE *                   $          7.418
                                            ================

                    * The redemption price per unit is the accumulation unit value, which represents net assets divided by accumulation units outstanding, less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                     SUB-ACCOUNTS
                                               ---------------------------------------------------------

                                                         SAFECO                        SAFECO
                                                          BOND                         EQUITY
--------------------------------------------------------------------------------------------------------
                                               ---------------------------   ---------------------------
                                                   2001           2000           2001           2000
--------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                             $    626,374   $    597,857   $    888,725   $  1,170,387
   Mortality and Expense Risk Charge               (148,625)      (132,722)    (1,643,995)    (2,292,050)
                                               ------------   ------------   ------------   ------------
   NET INVESTMENT INCOME (LOSS)                     477,749        465,135       (755,270)    (1,121,663)
   Net Realized Gain (Loss) on Investments           43,301       (111,839)       680,166     12,553,584
   Net Change in Unrealized Appreciation
      (Depreciation)                                147,745        700,683    (15,165,837)   (34,715,352)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                       668,795      1,053,979    (15,240,941)   (23,283,431)

UNIT TRANSACTIONS:
   Subscriptions                                  2,553,136      1,261,861     10,399,312     24,200,377
   Redemptions                                   (1,940,420)    (2,333,140)   (27,451,254)   (67,766,578)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                     612,716     (1,071,279)   (17,051,942)   (43,566,201)
                                               ------------   ------------   ------------   ------------

TOTAL CHANGE IN NET ASSETS                        1,281,511        (17,300)   (32,292,883)   (66,849,632)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD        11,021,864     11,039,164    152,126,165    218,975,797
                                               ------------   ------------   ------------   ------------

NET ASSETS AT END OF YEAR OR PERIOD            $ 12,303,375   $ 11,021,864   $119,833,282   $152,126,165
                                               ============   ============   ============   ============

                                                      SUB-ACCOUNTS
                                               ---------------------------
                                                         SAFECO
                                                         GROWTH
                                                      OPPORTUNITIES
---------------------------------------------  ---------------------------
                                               ---------------------------
                                                   2001           2000
---------------------------------------------
OPERATIONS:
   Dividend Income                             $  1,479,064   $  6,721,500
   Mortality and Expense Risk Charge               (771,806)      (909,223)
                                               ------------   ------------
   NET INVESTMENT INCOME (LOSS)                     707,258      5,812,277
   Net Realized Gain (Loss) on Investments       (1,423,373)     1,683,617
   Net Change in Unrealized Appreciation
      (Depreciation)                             10,841,738    (12,189,786)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                    10,125,623     (4,693,892)
UNIT TRANSACTIONS:
   Subscriptions                                  8,395,999     12,723,404
   Redemptions                                  (12,895,093)   (26,614,844)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                  (4,499,094)   (13,891,440)
                                               ------------   ------------
TOTAL CHANGE IN NET ASSETS                        5,626,529    (18,585,332)
NET ASSETS AT BEGINNING OF YEAR OR PERIOD        61,504,371     80,089,703
                                               ------------   ------------
NET ASSETS AT END OF YEAR OR PERIOD            $ 67,130,900   $ 61,504,371
                                               ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                     SUB-ACCOUNTS
                                               ---------------------------------------------------------

                                                         SAFECO                        SAFECO
                                                      MONEY MARKET                    NORTHWEST
--------------------------------------------------------------------------------------------------------
                                               ---------------------------   ---------------------------
                                                   2001           2000           2001           2000
--------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                             $    193,139   $    331,410   $     13,758   $    173,161
   Mortality and Expense Risk Charge                (65,399)       (73,425)      (138,483)      (188,635)
                                               ------------   ------------   ------------   ------------
   NET INVESTMENT INCOME (LOSS)                     127,740        257,985       (124,725)       (15,474)
   Net Realized Gain (Loss) on Investments                -              -       (696,344)     1,029,068
   Net Change in Unrealized Appreciation
      (Depreciation)                                      -              -       (719,532)    (3,875,216)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                       127,740        257,985     (1,540,601)    (2,861,622)
                                               ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
   Subscriptions                                  6,741,189     15,209,561      1,992,499     12,143,832
   Redemptions                                   (6,609,910)   (16,420,360)    (3,657,599)    (6,937,934)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                     131,279     (1,210,799)    (1,665,100)     5,205,898
                                               ------------   ------------   ------------   ------------

TOTAL CHANGE IN NET ASSETS                          259,019       (952,814)    (3,205,701)     2,344,276

NET ASSETS AT BEGINNING OF YEAR OR PERIOD         5,107,681      6,060,495     13,160,049     10,815,773
                                               ------------   ------------   ------------   ------------

NET ASSETS AT END OF YEAR OR PERIOD            $  5,366,700   $  5,107,681   $  9,954,348   $ 13,160,049
                                               ============   ============   ============   ============

                                                      SUB-ACCOUNTS
                                               ---------------------------
                                                         SAFECO
                                                        SMALL CO.
                                                          VALUE
---------------------------------------------  ---------------------------
                                               ---------------------------
                                                   2001           2000
---------------------------------------------
OPERATIONS:
   Dividend Income                             $     14,205   $      2,041
   Mortality and Expense Risk Charge                (13,959)       (10,938)
                                               ------------   ------------
   NET INVESTMENT INCOME (LOSS)                         246         (8,897)
   Net Realized Gain (Loss) on Investments           11,916         (4,866)
   Net Change in Unrealized Appreciation
      (Depreciation)                                183,566        (56,491)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                       195,728        (70,254)
                                               ------------   ------------
UNIT TRANSACTIONS:
   Subscriptions                                  1,001,666        363,557
   Redemptions                                     (683,249)      (110,471)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                     318,417        253,086
                                               ------------   ------------
TOTAL CHANGE IN NET ASSETS                          514,145        182,832
NET ASSETS AT BEGINNING OF YEAR OR PERIOD           909,276        726,444
                                               ------------   ------------
NET ASSETS AT END OF YEAR OR PERIOD            $  1,423,421   $    909,276
                                               ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                     SUB-ACCOUNTS
                                               ---------------------------------------------------------
                                                         INVESCO                       DREYFUS
                                                       REAL ESTATE                     MIDCAP
                                                       OPPORTUNITY                      STOCK
--------------------------------------------------------------------------------------------------------
                                               ---------------------------   ---------------------------
                                                   2001           2000           2001          2000#
--------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                             $      4,178   $        904   $      1,493   $     10,236
   Mortality and Expense Risk Charge                 (4,615)        (2,325)       (11,018)        (2,273)
                                               ------------   ------------   ------------   ------------
   NET INVESTMENT INCOME (LOSS)                        (437)        (1,421)        (9,525)         7,963
   Net Realized Gain (Loss) on Investments            5,999          2,391       (137,262)        (5,398)
   Net Change in Unrealized Appreciation
      (Depreciation)                                 (2,582)        28,515         56,865        (17,889)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                         2,980         29,485        (89,922)       (15,324)

UNIT TRANSACTIONS:
   Subscriptions                                    589,066      1,242,817      1,567,938      1,333,513
   Redemptions                                     (557,133)      (965,962)    (1,175,643)      (746,942)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      31,933        276,855        392,295        586,571
                                               ------------   ------------   ------------   ------------

TOTAL CHANGE IN NET ASSETS                           34,913        306,340        302,373        571,247

NET ASSETS AT BEGINNING OF YEAR OR PERIOD           374,935         68,595        571,247              -
                                               ------------   ------------   ------------   ------------

NET ASSETS AT END OF YEAR OR PERIOD            $    409,848   $    374,935   $    873,620   $    571,247
                                               ============   ============   ============   ============

                                                      SUB-ACCOUNTS
                                               ---------------------------
                                                         DREYFUS
                                                       TECHNOLOGY
                                                         GROWTH
---------------------------------------------  ---------------------------
                                               ---------------------------
                                                   2001          2000#
---------------------------------------------
OPERATIONS:
   Dividend Income                             $          -   $          -
   Mortality and Expense Risk Charge                 (4,212)        (4,067)
                                               ------------   ------------
   NET INVESTMENT INCOME (LOSS)                      (4,212)        (4,067)
   Net Realized Gain (Loss) on Investments         (227,203)       (26,026)
   Net Change in Unrealized Appreciation
      (Depreciation)                                 50,156       (268,460)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                      (181,259)      (298,553)
UNIT TRANSACTIONS:
   Subscriptions                                    118,014      1,133,886
   Redemptions                                     (231,671)      (286,863)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                    (113,657)       847,023
                                               ------------   ------------
TOTAL CHANGE IN NET ASSETS                         (294,916)       548,470
NET ASSETS AT BEGINNING OF YEAR OR PERIOD           548,470              -
                                               ------------   ------------
NET ASSETS AT END OF YEAR OR PERIOD            $    253,554   $    548,470
                                               ============   ============

                    #   For the period from May 1, 2000 (commencement of operations)
                        through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                     SUB-ACCOUNTS
                                               ---------------------------------------------------------
                                                                                       DREYFUS
                                                         DREYFUS                       QUALITY
                                                      APPRECIATION                      BOND
--------------------------------------------------------------------------------------------------------
                                               ---------------------------   ---------------------------
                                                   2001          2000#           2001          2000#
--------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                             $      5,788   $      1,776   $     26,177   $        965
   Mortality and Expense Risk Charge                 (4,801)          (537)        (4,229)           (71)
                                               ------------   ------------   ------------   ------------
   NET INVESTMENT INCOME (LOSS)                         987          1,239         21,948            894
   Net Realized Gain (Loss) on Investments          (18,900)         3,583         (1,754)           170
   Net Change in Unrealized Appreciation
      (Depreciation)                                (11,146)        (4,094)       (11,553)        (1,089)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                       (29,059)           728          8,641            (25)

UNIT TRANSACTIONS:
   Subscriptions                                    893,170        376,395      1,074,997        177,649
   Redemptions                                     (295,658)      (264,098)      (668,497)       (25,316)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                     597,512        112,297        406,500        152,333
                                               ------------   ------------   ------------   ------------

TOTAL CHANGE IN NET ASSETS                          568,453        113,025        415,141        152,308

NET ASSETS AT BEGINNING OF YEAR OR PERIOD           113,025              -        152,308              -
                                               ------------   ------------   ------------   ------------

NET ASSETS AT END OF YEAR OR PERIOD            $    681,478   $    113,025   $    567,449   $    152,308
                                               ============   ============   ============   ============

                                                      SUB-ACCOUNTS
                                               ---------------------------
                                                         DREYFUS
                                                        SOCIALLY
                                                       RESPONSIBLE
---------------------------------------------  ---------------------------
                                               ---------------------------
                                                   2001          2000#
---------------------------------------------
OPERATIONS:
   Dividend Income                             $        361   $      4,152
   Mortality and Expense Risk Charge                 (7,030)        (2,331)
                                               ------------   ------------
   NET INVESTMENT INCOME (LOSS)                      (6,669)         1,821
   Net Realized Gain (Loss) on Investments          (72,608)        (2,112)
   Net Change in Unrealized Appreciation
      (Depreciation)                                (96,558)       (56,142)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                      (175,835)       (56,433)
UNIT TRANSACTIONS:
   Subscriptions                                    352,969        627,020
   Redemptions                                     (189,772)       (57,405)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                     163,197        569,615
                                               ------------   ------------
TOTAL CHANGE IN NET ASSETS                          (12,638)       513,182
NET ASSETS AT BEGINNING OF YEAR OR PERIOD           513,182              -
                                               ------------   ------------
NET ASSETS AT END OF YEAR OR PERIOD            $    500,544   $    513,182
                                               ============   ============

                    #   For the period from May 1, 2000 (commencement of operations)
                        through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                     SUB-ACCOUNTS
                                               ---------------------------------------------------------

                                                        FIDELITY                      FIDELITY
                                                         GROWTH                      CONTRAFUND
--------------------------------------------------------------------------------------------------------
                                               ---------------------------   ---------------------------
                                                   2001          2000#           2001           2000
--------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                             $    114,517   $          -   $    155,237   $    570,694
   Mortality and Expense Risk Charge                (22,857)        (6,951)       (44,753)       (64,107)
                                               ------------   ------------   ------------   ------------
   NET INVESTMENT INCOME (LOSS)                      91,660         (6,951)       110,484        506,587
   Net Realized Gain (Loss) on Investments         (204,677)          (507)      (386,476)       (27,714)
   Net Change in Unrealized Appreciation
      (Depreciation)                               (287,993)      (189,562)      (339,603)      (897,273)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                      (401,010)      (197,020)      (615,595)      (418,400)

UNIT TRANSACTIONS:
   Subscriptions                                  1,215,660      1,892,303        141,827      2,546,272
   Redemptions                                     (567,678)      (114,644)    (1,464,746)    (1,525,266)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                     647,982      1,777,659     (1,322,919)     1,021,006
                                               ------------   ------------   ------------   ------------

TOTAL CHANGE IN NET ASSETS                          246,972      1,580,639     (1,938,514)       602,606

NET ASSETS AT BEGINNING OF YEAR OR PERIOD         1,580,639              -      4,799,029      4,196,423
                                               ------------   ------------   ------------   ------------

NET ASSETS AT END OF YEAR OR PERIOD            $  1,827,611   $  1,580,639   $  2,860,515   $  4,799,029
                                               ============   ============   ============   ============

                                                      SUB-ACCOUNTS
                                               ---------------------------
                                                        FIDELITY
                                                        GROWTH &
                                                         INCOME
---------------------------------------------  ---------------------------
                                               ---------------------------
                                                   2001          2000#
---------------------------------------------
OPERATIONS:
   Dividend Income                             $      9,584   $          -
   Mortality and Expense Risk Charge                 (4,721)        (1,060)
                                               ------------   ------------
   NET INVESTMENT INCOME (LOSS)                       4,863         (1,060)
   Net Realized Gain (Loss) on Investments          (62,417)         9,393
   Net Change in Unrealized Appreciation
      (Depreciation)                                 22,025         (2,414)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                       (35,529)         5,919
UNIT TRANSACTIONS:
   Subscriptions                                    898,810        633,771
   Redemptions                                     (373,384)      (522,691)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                     525,426        111,080
                                               ------------   ------------
TOTAL CHANGE IN NET ASSETS                          489,897        116,999
NET ASSETS AT BEGINNING OF YEAR OR PERIOD           116,999              -
                                               ------------   ------------
NET ASSETS AT END OF YEAR OR PERIOD            $    606,896   $    116,999
                                               ============   ============

                    #   For the period from May 1, 2000 (commencement of operations)
                        through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                     SUB-ACCOUNTS
                                               ---------------------------------------------------------
                                                        FIDELITY                         AIM
                                                         GROWTH                      AGGRESSIVE
                                                      OPPORTUNITIES                    GROWTH
--------------------------------------------------------------------------------------------------------
                                               ---------------------------   ---------------------------
                                                   2001           2000           2001          2000#
--------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                             $      4,730   $    107,440   $          -   $          -
   Mortality and Expense Risk Charge                (15,096)       (18,179)       (11,237)        (5,844)
                                               ------------   ------------   ------------   ------------
   NET INVESTMENT INCOME (LOSS)                     (10,366)        89,261        (11,237)        (5,844)
   Net Realized Gain (Loss) on Investments         (148,849)       (38,096)      (162,883)         6,478
   Net Change in Unrealized Appreciation
      (Depreciation)                                (46,495)      (343,230)      (151,122)      (137,247)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                      (205,710)      (292,065)      (325,242)      (136,613)

UNIT TRANSACTIONS:
   Subscriptions                                    348,657        797,656        387,122      1,436,758
   Redemptions                                     (376,426)      (392,724)      (422,965)      (157,823)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                     (27,769)       404,932        (35,843)     1,278,935
                                               ------------   ------------   ------------   ------------

TOTAL CHANGE IN NET ASSETS                         (233,479)       112,867       (361,085)     1,142,322

NET ASSETS AT BEGINNING OF YEAR OR PERIOD         1,374,788      1,261,921      1,142,322              -
                                               ------------   ------------   ------------   ------------

NET ASSETS AT END OF YEAR OR PERIOD            $  1,141,309   $  1,374,788   $    781,237   $  1,142,322
                                               ============   ============   ============   ============

                                                      SUB-ACCOUNTS
                                               ---------------------------

                                                           AIM
                                                         GROWTH
---------------------------------------------  ---------------------------
                                               ---------------------------
                                                   2001          2000#
---------------------------------------------
OPERATIONS:
   Dividend Income                             $      1,440   $     25,577
   Mortality and Expense Risk Charge                 (7,804)        (4,862)
                                               ------------   ------------
   NET INVESTMENT INCOME (LOSS)                      (6,364)        20,715
   Net Realized Gain (Loss) on Investments         (180,046)       (19,391)
   Net Change in Unrealized Appreciation
      (Depreciation)                               (105,952)      (246,521)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                      (292,362)      (245,197)
UNIT TRANSACTIONS:
   Subscriptions                                    368,607      1,315,392
   Redemptions                                     (266,079)      (278,827)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                     102,528      1,036,565
                                               ------------   ------------
TOTAL CHANGE IN NET ASSETS                         (189,834)       791,368
NET ASSETS AT BEGINNING OF YEAR OR PERIOD           791,368              -
                                               ------------   ------------
NET ASSETS AT END OF YEAR OR PERIOD            $    601,534   $    791,368
                                               ============   ============

                    #   For the period from May 1, 2000 (commencement of operations)
                        through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                     SUB-ACCOUNTS
                                               ---------------------------------------------------------
                                                        FEDERATED                     FEDERATED
                                                       HIGH INCOME                  INTERNATIONAL
                                                          BOND                         EQUITY
--------------------------------------------------------------------------------------------------------
                                               ---------------------------   ---------------------------
                                                   2001           2000           2001           2000
--------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                             $    114,152   $    130,976   $    151,859   $    345,154
   Mortality and Expense Risk Charge                (14,675)       (16,496)       (12,525)       (23,841)
                                               ------------   ------------   ------------   ------------
   NET INVESTMENT INCOME (LOSS)                      99,477        114,480        139,334        321,313
   Net Realized Gain (Loss) on Investments          (55,055)       (83,283)      (286,007)       238,232
   Net Change in Unrealized Appreciation
      (Depreciation)                                (45,218)      (168,009)      (249,123)    (1,090,989)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                          (796)      (136,812)      (395,796)      (531,444)

UNIT TRANSACTIONS:
   Subscriptions                                    240,381        392,519         70,097      1,252,726
   Redemptions                                     (176,147)      (616,077)      (463,717)    (1,292,812)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      64,234       (223,558)      (393,620)       (40,086)
                                               ------------   ------------   ------------   ------------

TOTAL CHANGE IN NET ASSETS                           63,438       (360,370)      (789,416)      (571,530)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD         1,097,470      1,457,840      1,478,027      2,049,557
                                               ------------   ------------   ------------   ------------

NET ASSETS AT END OF YEAR OR PERIOD            $  1,160,908   $  1,097,470   $    688,611   $  1,478,027
                                               ============   ============   ============   ============

                                                      SUB-ACCOUNTS
                                               ---------------------------

                                                        FEDERATED
                                                         UTILITY
---------------------------------------------  ---------------------------
                                               ---------------------------
                                                   2001           2000
---------------------------------------------
OPERATIONS:
   Dividend Income                             $     47,411   $    100,324
   Mortality and Expense Risk Charge                (17,071)       (21,309)
                                               ------------   ------------
   NET INVESTMENT INCOME (LOSS)                      30,340         79,015
   Net Realized Gain (Loss) on Investments          (60,878)       (37,175)
   Net Change in Unrealized Appreciation
      (Depreciation)                               (186,941)      (247,876)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                      (217,479)      (206,036)
UNIT TRANSACTIONS:
   Subscriptions                                     92,218        715,297
   Redemptions                                     (283,094)      (596,377)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                    (190,876)       118,920
                                               ------------   ------------
TOTAL CHANGE IN NET ASSETS                         (408,355)       (87,116)
NET ASSETS AT BEGINNING OF YEAR OR PERIOD         1,569,601      1,656,717
                                               ------------   ------------
NET ASSETS AT END OF YEAR OR PERIOD            $  1,161,246   $  1,569,601
                                               ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                     SUB-ACCOUNTS
                                               ---------------------------------------------------------

                                                        FRANKLIN                      FRANKLIN
                                                        SMALL CAP                  U.S. GOVERNMENT
--------------------------------------------------------------------------------------------------------
                                               ---------------------------   ---------------------------
                                                   2001          2000#           2001          2000#
--------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                             $      1,887   $          -   $     23,252   $          -
   Mortality and Expense Risk Charge                 (5,949)        (4,106)        (4,374)          (129)
                                               ------------   ------------   ------------   ------------
   NET INVESTMENT INCOME (LOSS)                      (4,062)        (4,106)        18,878           (129)
   Net Realized Gain (Loss) on Investments         (135,501)       (23,783)            34              4
   Net Change in Unrealized Appreciation
      (Depreciation)                                 56,306       (108,251)        (3,623)         1,451
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                       (83,257)      (136,140)        15,289          1,326

UNIT TRANSACTIONS:
   Subscriptions                                    400,235      1,318,001        948,329         21,465
   Redemptions                                     (326,368)      (693,176)      (460,131)             -
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      73,867        624,825        488,198         21,465
                                               ------------   ------------   ------------   ------------

TOTAL CHANGE IN NET ASSETS                           (9,390)       488,685        503,487         22,791

NET ASSETS AT BEGINNING OF YEAR OR PERIOD           488,685              -         22,791              -
                                               ------------   ------------   ------------   ------------

NET ASSETS AT END OF YEAR OR PERIOD            $    479,295   $    488,685   $    526,278   $     22,791
                                               ============   ============   ============   ============

                                                      SUB-ACCOUNTS
                                               ---------------------------
                                                        TEMPLETON
                                                       DEVELOPING
                                                         MARKETS
---------------------------------------------  ---------------------------
                                               ---------------------------
                                                   2001          2000#
---------------------------------------------
OPERATIONS:
   Dividend Income                             $        130   $          -
   Mortality and Expense Risk Charge                   (243)           (19)
                                               ------------   ------------
   NET INVESTMENT INCOME (LOSS)                        (113)           (19)
   Net Realized Gain (Loss) on Investments             (405)           (11)
   Net Change in Unrealized Appreciation
      (Depreciation)                                 (1,246)           128
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                        (1,764)            98
UNIT TRANSACTIONS:
   Subscriptions                                     12,948         18,941
   Redemptions                                       (3,263)        (2,173)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       9,685         16,768
                                               ------------   ------------
TOTAL CHANGE IN NET ASSETS                            7,921         16,866
NET ASSETS AT BEGINNING OF YEAR OR PERIOD            16,866              -
                                               ------------   ------------
NET ASSETS AT END OF YEAR OR PERIOD            $     24,787   $     16,866
                                               ============   ============

                    #   For the period from May 1, 2000 (commencement of operations)
                        through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                     SUB-ACCOUNTS
                                               ---------------------------------------------------------
                                                         PILGRIM                       PILGRIM
                                                         NATURAL                      EMERGING
                                                        RESOURCES                      MARKETS
--------------------------------------------------------------------------------------------------------
                                               ---------------------------   ---------------------------
                                                   2001           2000           2001           2000
--------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                             $          -   $      1,169   $     62,813   $          -
   Mortality and Expense Risk Charge                 (2,800)        (4,040)        (3,827)        (8,814)
                                               ------------   ------------   ------------   ------------
   NET INVESTMENT INCOME (LOSS)                      (2,800)        (2,871)        58,986         (8,814)
   Net Realized Gain (Loss) on Investments           (4,134)       (13,715)      (115,394)       105,289
   Net Change in Unrealized Appreciation
      (Depreciation)                                (38,394)        64,494          9,624       (420,058)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                       (45,328)        47,908        (46,784)      (323,583)

UNIT TRANSACTIONS:
   Subscriptions                                      5,464         46,713         40,805      1,292,949
   Redemptions                                      (57,373)      (260,802)      (103,341)    (1,325,846)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                     (51,909)      (214,089)       (62,536)       (32,897)
                                               ------------   ------------   ------------   ------------

TOTAL CHANGE IN NET ASSETS                          (97,237)      (166,181)      (109,320)      (356,480)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD           275,591        441,772        353,603        710,083
                                               ------------   ------------   ------------   ------------

NET ASSETS AT END OF YEAR OR PERIOD            $    178,354   $    275,591   $    244,283   $    353,603
                                               ============   ============   ============   ============

                                                      SUB-ACCOUNTS
                                               ---------------------------

                                                         SCUDDER
                                                        BALANCED
---------------------------------------------  ---------------------------
                                               ---------------------------
                                                   2001           2000
---------------------------------------------
OPERATIONS:
   Dividend Income                             $  1,501,416   $  3,961,613
   Mortality and Expense Risk Charge               (277,338)      (320,364)
                                               ------------   ------------
   NET INVESTMENT INCOME (LOSS)                   1,224,078      3,641,249
   Net Realized Gain (Loss) on Investments         (713,608)       484,039
   Net Change in Unrealized Appreciation
      (Depreciation)                             (2,266,907)    (4,967,003)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                    (1,756,437)      (841,715)
UNIT TRANSACTIONS:
   Subscriptions                                  4,201,083      6,418,335
   Redemptions                                   (6,350,467)    (7,821,325)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                  (2,149,384)    (1,402,990)
                                               ------------   ------------
TOTAL CHANGE IN NET ASSETS                       (3,905,821)    (2,244,705)
NET ASSETS AT BEGINNING OF YEAR OR PERIOD        24,381,367     26,626,072
                                               ------------   ------------
NET ASSETS AT END OF YEAR OR PERIOD            $ 20,475,546   $ 24,381,367
                                               ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                     SUB-ACCOUNTS
                                               ---------------------------------------------------------
                                                                                     J.P. MORGAN
                                                         SCUDDER                     DISCIPLINED
                                                      INTERNATIONAL                    EQUITY
--------------------------------------------------------------------------------------------------------
                                               ---------------------------   ---------------------------
                                                   2001           2000           2001          2000#
--------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                             $  3,009,285   $  2,783,604   $      3,772   $      2,367
   Mortality and Expense Risk Charge               (185,734)      (306,521)        (9,183)        (3,123)
                                               ------------   ------------   ------------   ------------
   NET INVESTMENT INCOME (LOSS)                   2,823,551      2,477,083         (5,411)          (756)
   Net Realized Gain (Loss) on Investments       (1,825,061)     1,142,963        (59,016)       (13,034)
   Net Change in Unrealized Appreciation
      (Depreciation)                             (6,918,068)   (10,125,205)       (56,930)       (54,980)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                    (5,919,578)    (6,505,159)      (121,357)       (68,770)

UNIT TRANSACTIONS:
   Subscriptions                                  1,360,254      5,879,742        638,596      1,217,265
   Redemptions                                   (3,916,534)    (8,759,647)      (337,535)      (544,635)
                                               ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                  (2,556,280)    (2,879,905)       301,061        672,630
                                               ------------   ------------   ------------   ------------

TOTAL CHANGE IN NET ASSETS                       (8,475,858)    (9,385,064)       179,704        603,860

NET ASSETS AT BEGINNING OF YEAR OR PERIOD        19,831,462     29,216,526        603,860              -
                                               ------------   ------------   ------------   ------------

NET ASSETS AT END OF YEAR OR PERIOD            $ 11,355,604   $ 19,831,462   $    783,564   $    603,860
                                               ============   ============   ============   ============

                                                      SUB-ACCOUNTS
                                               ---------------------------
                                                        AMERICAN
                                                         CENTURY
                                                        BALANCED
---------------------------------------------  ---------------------------
                                               ---------------------------
                                                   2001           2000
---------------------------------------------
OPERATIONS:
   Dividend Income                             $    130,296   $     92,610
   Mortality and Expense Risk Charge                (26,402)       (28,681)
                                               ------------   ------------
   NET INVESTMENT INCOME (LOSS)                     103,894         63,929
   Net Realized Gain (Loss) on Investments          (83,520)       (30,870)
   Net Change in Unrealized Appreciation
      (Depreciation)                               (127,126)      (130,955)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                      (106,752)       (97,896)
UNIT TRANSACTIONS:
   Subscriptions                                    571,156        857,661
   Redemptions                                     (532,257)      (651,132)
                                               ------------   ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      38,899        206,529
                                               ------------   ------------
TOTAL CHANGE IN NET ASSETS                          (67,853)       108,633
NET ASSETS AT BEGINNING OF YEAR OR PERIOD         2,212,591      2,103,958
                                               ------------   ------------
NET ASSETS AT END OF YEAR OR PERIOD            $  2,144,738   $  2,212,591
                                               ============   ============

                    #   For the period from May 1, 2000 (commencement of operations)
                        through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                         SUB-ACCOUNTS
                                                 ----------------------------
                                                           AMERICAN
                                                           CENTURY
                                                        INTERNATIONAL
-----------------------------------------------------------------------------
                                                 ----------------------------
                                                     2001            2000
-----------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                               $    279,438    $     55,164
   Mortality and Expense Risk Charge                  (33,240)        (36,116)
                                                 ------------    ------------
   NET INVESTMENT INCOME (LOSS)                       246,198          19,048
   Net Realized Gain (Loss) on Investments           (255,590)        241,340
   Net Change in Unrealized Appreciation
      (Depreciation)                               (1,013,239)       (842,416)
                                                 ------------    ------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                      (1,022,631)       (582,028)

UNIT TRANSACTIONS:
   Subscriptions                                      602,923       2,197,417
   Redemptions                                       (695,605)       (942,604)
                                                 ------------    ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       (92,682)      1,254,813
                                                 ------------    ------------

TOTAL CHANGE IN NET ASSETS                         (1,115,313)        672,785

NET ASSETS AT BEGINNING OF YEAR OR PERIOD           3,267,471       2,594,686
                                                 ------------    ------------

NET ASSETS AT END OF YEAR OR PERIOD              $  2,152,158    $  3,267,471
                                                 ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1.     ORGANIZATION

     SAFECO Resource Variable Account B (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO Life), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of various SAFECO Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account. Each sub-account invests in shares of a designated portfolio as indicated below. Not all sub-accounts are available in all SAFECO Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

         Sub-Accounts                                                  Underlying Portfolios
         ----------------------------------------------------------------------------------------------------------------
                                                                       SAFECO Resource Series Trust
         SAFECO RST Bond (SAFECO Bond)                                          RST Bond Portfolio
         SAFECO RST Equity (SAFECO Equity)                                      RST Equity Portfolio
         SAFECO RST Growth Opportunities (SAFECO Growth
           Opportunities)                                                       RST Growth Opportunities Portfolio
         SAFECO RST Money Market (SAFECO Money Market)                          RST Money Market Portfolio
         SAFECO RST Northwest (SAFECO Northwest)                                RST Northwest Portfolio
         SAFECO RST Small Company Value (SAFECO Small Co. Value)                RST Small Company Value Portfolio

                                                                       INVESCO Variable Investment Funds, Inc.
         INVESCO Real Estate Opportunity                                        INVESCO VIF-Real Estate Opportunity Fund

                                                                       Dreyfus Investment Portfolios
         Dreyfus MidCap Stock                                                   Dreyfus IP MidCap Stock Portfolio
         Dreyfus Technology Growth                                              Dreyfus IP Technology Growth Portfolio

                                                                       Dreyfus Variable Investments Fund
         Dreyfus Appreciation                                                   Dreyfus VIF Appreciation Portfolio
         Dreyfus Quality Bond                                                   Dreyfus VIF Quality Bond Portfolio

                                                                       Dreyfus Socially Responsible Growth Fund, Inc.
         Dreyfus Socially Responsible Growth (Dreyfus Socially                  The Dreyfus Socially Responsible Growth
           Responsible)                                                           Fund, Inc.

                                                                       Variable Insurance Products Fund I (VIP)
         Fidelity Growth                                                        VIP Growth Portfolio

                                                                       Variable Insurance Products Fund II (VIP II)
         Fidelity Contrafund                                                    VIP II Contrafund Portfolio

                                                                       Variable Insurance Products Fund III (VIP III)
         Fidelity Growth & Income                                               VIP III Growth & Income Portfolio
         Fidelity Growth Opportunities                                          VIP III Growth Opportunities Portfolio

                                                                       AIM Variable Insurance Funds, Inc.
         AIM Aggressive Growth                                                  AIM VI Aggressive Growth Fund
         AIM Growth                                                             AIM VI Growth Fund

                                                                       Federated Insurance Series
         Federated High Income Bond (Federated High Income)                     Federated High Income Bond Fund II
         Federated International Equity (Federated International)               Federated International Equity Fund II
         Federated Utility                                                      Federated Utility Fund II

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

         ----------------------------------------------------------------------------------------------------------------
         Sub-Accounts                                                  Underlying Portfolios
                                                                       Franklin Templeton Variable Insurance Products
                                                                       Trust
         Franklin Small Cap                                                     Franklin Small Cap Fund -- Class 2
         Franklin U.S. Government                                               Franklin U.S. Government Fund -- Class 2
                                                                                Templeton Developing Markets Securities
         Templeton Developing Markets                                             Fund -- Class 2

                                                                       Pilgrim National Resources Trust*
         Pilgrim National Resources*                                            Pilgrim National Resources Trust*

                                                                       Pilgrim Emerging Markets Fund, Inc.*
         Pilgrim Emerging Markets*                                              Pilgrim Emerging Markets Fund, Inc.*

                                                                       Scudder Variable Series I
         Scudder Balanced                                                       Scudder VSI Balanced Portfolio
         Scudder International                                                  Scudder VSI International Portfolio

                                                                       J.P. Morgan Series Trust II
         J.P. Morgan U.S. Disciplined Equity (J.P. Morgan Disciplined           J.P. Morgan U.S. Disciplined Equity
           Equity)                                                              Portfolio

                                                                       American Century Variable Portfolios, Inc.
         American Century Balanced                                              VP Balanced
         American Century International                                         VP International

     *Pilgrim Natural Resources Trust and Pilgrim Emerging Markets Fund, Inc. are formerly known as Lexington Natural Resources Trust and Lexington Emerging Markets Fund, Inc., respectively.

2.     SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the underlying portfolio on the last trading day of the year.

     SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the average cost method.

     INCOME RECOGNITION -- Dividend income is recorded on the ex-dividend date.

     DISTRIBUTIONS -- The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

     FEDERAL INCOME TAX -- Operations of the Separate Account are included in the federal income tax return of SAFECO Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

3.     EXPENSES AND RELATED PARTY TRANSACTIONS

     SAFECO Life assumes mortality and expense risks related to the operations of the Separate Account. SAFECO Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge is, on an annual basis,

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
     equal to a rate of 1.25 percent of the average daily net assets of the Separate Account. SAFECO Life also deducts an annual maintenance charge of $30 for each contract from the Separate Account contract values. The maintenance charge, which is recorded as a redemption in the accompanying statement of changes in net assets, is waived on certain contracts.

     Additionally, during the year ended December 31, 2001, management fees were paid indirectly to SAFECO Asset Management Company, an affiliate of SAFECO Life, in its capacity as advisor to the Resource Series Trust (RST) Portfolios. The Portfolios' advisory agreement provides for a fee at the annual rate of 0.65 percent for the RST Money Market Portfolio, 0.74 percent for the RST Bond, Equity, Growth Opportunities and Northwest Portfolios, and 0.85 percent for the RST Small Company Value Portfolio.

4.     INVESTMENT TRANSACTIONS

     Purchases and sales activity in underlying portfolio shares for the year ended December 31, 2001 was as follows:

         SUB-ACCOUNT                                          PURCHASES            SALES
         -----------------------------------------------------------------------------------
             SAFECO Bond                                     $  3,379,348       $  2,286,493
             SAFECO Equity                                    144,612,951        162,288,504
             SAFECO Growth Opportunities                       10,820,157         14,604,448
             SAFECO Money Market                                7,758,525          7,482,766
             SAFECO Northwest                                   2,121,591          3,914,107
             SAFECO Small Co. Value                             1,341,744          1,022,567
             INVESCO Real Estate Opportunity                      878,983            847,400
             Dreyfus MidCap Stock                               2,092,480          1,709,346
             Dreyfus Technology Growth                            167,748            285,933
             Dreyfus Appreciation                               1,060,590            461,472
             Dreyfus Quality Bond                               1,377,121            948,028
             Dreyfus Socially Responsible                         479,503            322,943
             Fidelity Growth                                    1,457,987            717,940
             Fidelity Contrafund                                  351,564          1,565,829
             Fidelity Growth & Income                           1,237,723            706,895
             Fidelity Growth Opportunities                        411,309            449,615
             AIM Aggressive Growth                                443,020            490,376
             AIM Growth                                           413,961            317,921
             Federated High Income                                402,145            238,274
             Federated International                              229,989            485,007
             Federated Utility                                    148,012            308,859
             Franklin Small Cap                                   456,926            387,203
             Franklin U.S. Government                           1,162,040            654,404
             Templeton Developing Markets                          16,700              7,118
             Pilgrim Natural Resources                              5,465             60,237
             Pilgrim Emerging Markets                             157,535            161,197
             Scudder Balanced                                   6,212,669          7,140,342
             Scudder International                              4,599,367          4,339,577
             J.P. Morgan Disciplined Equity                       680,453            384,554
             American Century Balanced                            746,320            603,369
             American Century International                       981,985            829,348

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

5.     CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding for the years or periods ended December 31, 2001 and 2000 were as follows:

                                                                      2001                                2000
                                                        --------------------------------   ----------------------------------
                                                                               INCREASE                             INCREASE
                                                         UNITS      UNITS     (DECREASE)    UNITS       UNITS      (DECREASE)
         SUB-ACCOUNT                                     ISSUED    REDEEMED    IN UNITS     ISSUED     REDEEMED     IN UNITS
         --------------------------------------------------------------------------------------------------------------------
             SAFECO Bond                                113,578     (86,332)     27,246     61,620      (115,426)    (53,806)
             SAFECO Equity                              196,087    (517,887)   (321,800)   387,843    (1,090,465)   (702,622)
             SAFECO Growth Opportunities                215,575    (334,026)   (118,451)   308,203      (646,430)   (338,227)
             SAFECO Money Market                        382,569    (375,181)      7,388    898,763      (969,296)    (70,533)
             SAFECO Northwest                           107,271    (200,226)    (92,955)   486,423      (284,770)    201,653
             SAFECO Small Co. Value                      85,331     (59,043)     26,288     32,242       (10,198)     22,044
             INVESCO Real Estate Opportunity             57,452     (53,376)      4,076    124,987       (98,416)     26,571
             Dreyfus MidCap Stock                       160,653    (126,808)     33,845    127,918 #     (71,584)#    56,334 #
             Dreyfus Technology Growth                   22,256     (47,455)    (25,199)   114,833 #     (30,757)#    84,076 #
             Dreyfus Appreciation                       100,714     (33,152)     67,562     38,627 #     (26,840)#    11,787 #
             Dreyfus Quality Bond                        94,498     (59,104)     35,394     16,318 #      (2,394)#    13,924 #
             Dreyfus Socially Responsible                43,432     (27,374)     16,058     64,071 #      (5,937)#    58,134 #
             Fidelity Growth                            158,298     (80,237)     78,061    196,626 #     (11,648)#   184,978 #
             Fidelity Contrafund                         12,311    (128,975)   (116,664)   185,288      (113,008)     72,280
             Fidelity Growth & Income                    96,328     (40,778)     55,550     63,586 #     (51,906)#    11,680 #
             Fidelity Growth Opportunities               43,485     (46,032)     (2,547)    72,586       (36,552)     36,034
             AIM Aggressive Growth                       54,256     (62,689)     (8,433)   149,225 #     (15,654)#   133,571 #
             AIM Growth                                  64,692     (47,167)     17,525    135,921 #     (29,445)#   106,476 #
             Federated High Income                       20,584     (15,097)      5,487     31,944       (50,712)    (18,768)
             Federated International                      4,235     (27,773)    (23,538)    43,075       (47,316)     (4,241)
             Federated Utility                            6,201     (19,614)    (13,413)    41,737       (36,575)      5,162
             Franklin Small Cap                          58,758     (48,817)      9,941    125,824 #     (68,069)#    57,755 #
             Franklin U.S. Government                    83,906     (40,413)     43,493      2,093 #           - #     2,093 #
             Templeton Developing Markets                 1,730        (439)      1,291      2,346 #        (261)#     2,085 #
             Pilgrim Natural Resources                      406      (4,281)     (3,875)     3,396       (18,765)    (15,369)
             Pilgrim Emerging Markets                     5,423     (15,052)     (9,629)    87,049       (94,883)     (7,834)
             Scudder Balanced                           192,145    (292,935)   (100,790)   274,535      (334,941)    (60,406)
             Scudder International                       86,708    (250,978)   (164,270)   254,817      (396,552)   (141,735)
             J.P. Morgan Disciplined Equity              75,762     (42,436)     33,326    124,272 #     (56,488)#    67,784 #
             American Century Balanced                   60,684     (56,695)      3,989     84,344       (64,949)     19,395
             American Century International              66,655     (84,547)    (17,892)   181,641       (74,532)    107,109

     # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

6.     UNIT VALUES

     A summary of unit values and financial highlights as of December 31, 2001 and for the year ending December 31, 2001, follows.

                                                   AT DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                         -----------------------------------   ------------------------------------
                                                       UNIT         NET         INVESTMENT     EXPENSE      TOTAL
SUB-ACCOUNT                                UNITS      VALUE        ASSETS      INCOME RATIO*   RATIO**    RETURN***
-------------------------------------------------------------------------------------------------------------------
SAFECO Bond
      2001                                 535,282   $22.985    $ 12,303,375       5.29%         1.25%       5.95%
SAFECO Equity
      2001                               2,322,700    51.592     119,833,282       0.68%         1.25%     (10.31%)
SAFECO Growth Opportunities
      2001                               1,517,315    44.243      67,130,900       0.00%         1.25%      17.67%
SAFECO Money Market
      2001                                 301,723    17.787       5,366,700       3.71%         1.25%       2.50%
SAFECO Northwest
      2001                                 558,540    17.822       9,954,348       0.13%         1.25%     (11.77%)
SAFECO Small Co. Value
      2001                                 111,566    12.759       1,423,421       1.28%         1.25%      19.66%
INVESCO Real Estate Opportunity
      2001                                  38,694    10.592         409,848       0.00%         1.25%      (2.21%)
Dreyfus Midcap Stock
      2001                                  90,179     9.688         873,620       0.17%         1.25%      (4.46%)
Dreyfus Technology Growth
      2001                                  58,878     4.306         253,554       0.00%         1.25%     (33.99%)
Dreyfus Appreciation
      2001                                  79,349     8.588         681,478       1.50%         1.25%     (10.44%)
Dreyfus Quality Bond
      2001                                  49,319    11.506         567,449       6.56%         1.25%       5.19%
Dreyfus Socially Responsible
      2001                                  74,192     6.747         500,544       0.06%         1.25%     (23.58%)
Fidelity Growth
      2001                                 263,039     6.948       1,827,611       6.29%         1.25%     (18.69%)
Fidelity Contrafund
      2001                                 257,125    11.125       2,860,515       4.37%         1.25%     (13.35%)
Fidelity Growth & Income
      2001                                  67,229     9.027         606,896       2.53%         1.25%      (9.88%)
Fidelity Growth Opportunities
      2001                                 142,611     8.003       1,141,309       0.39%         1.25%     (15.50%)

                    *   These amounts represent the dividends, excluding
                        distributions of capital gains, received by the subaccount from the underlying fund, net of fund expenses including
                        management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses,
                        such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the
                        declaration of dividends by the underlying fund in which the subaccounts invest. Accordingly, significant changes in the net assets of the sub-account may cause the Investment
                        Income Ratio to be higher or lower than if the net assets
                        had been constant.
                   **   These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios
                        include only those expenses that result in a direct
                        reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
                  ***   These amounts represent the total return for the periods
                        indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any
                        expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a
                        reduction in the total return presented. Investment options with a date notation indicate the effective date of that
                        investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                                   AT DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                         -----------------------------------   ------------------------------------
                                                       UNIT         NET         INVESTMENT     EXPENSE      TOTAL
SUB-ACCOUNT                                UNITS      VALUE        ASSETS      INCOME RATIO*   RATIO**    RETURN***
-------------------------------------------------------------------------------------------------------------------
AIM Aggressive Growth
      2001                                 125,137   $ 6.243    $    781,237        0.00%        1.25%     (27.00%)
AIM Growth
      2001                                 124,000     4.851         601,534        0.23%        1.25%     (34.73%)
Federated High Income
      2001                                 102,477    11.328       1,160,908        9.77%        1.25%       0.12%
Federated International
      2001                                  47,503    14.496         688,611       15.31%        1.25%     (30.32%)
Federated Utility
      2001                                  88,530    13.117       1,161,246        3.50%        1.25%     (14.81%)
Franklin Small Cap
      2001                                  67,696     7.080         479,295        0.40%        1.25%     (16.32%)
Franklin U.S. Government
      2001                                  45,587    11.544         526,278        6.62%        1.25%       6.05%
Templeton Developing Markets
      2001                                   3,376     7.343          24,787        0.67%        1.25%      (9.23%)
Pilgrim Natural Resources
      2001                                  13,710    13.009         178,354        0.00%        1.25%     (17.01%)
Pilgrim Emerging Markets
      2001                                  33,685     7.252         244,283       20.67%        1.25%     (11.17%)
Scudder Balanced
      2001                                 963,608    21.249      20,475,546        2.68%        1.25%      (7.23%)
Scudder International
      2001                                 854,561    13.288      11,355,604        0.43%        1.25%     (31.73%)
J.P. Morgan Disciplined Equity
      2001                                 101,111     7.750         783,564        0.52%        1.25%     (13.01%)
American Century Balanced
      2001                                 230,179     9.318       2,144,738        6.21%        1.25%      (4.75%)
American Century International
      2001                                 290,135     7.418       2,152,158       10.59%        1.25%     (30.07%)

                    *   These amounts represent the dividends, excluding
                        distributions of capital gains, received by the subaccount from the underlying fund, net of fund expenses including
                        management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses,
                        such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the
                        declaration of dividends by the underlying fund in which the subaccounts invest. Accordingly, significant changes in the net assets of the sub-account may cause the Investment
                        Income Ratio to be higher or lower than if the net assets
                        had been constant.
                   **   These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios
                        include only those expenses that result in a direct
                        reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
                  ***   These amounts represent the total return for the periods
                        indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any
                        expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a
                        reduction in the total return presented. Investment options with a date notation indicate the effective date of that
                        investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and Participants of SAFECO Resource Variable Account B

We have audited the accompanying statement of assets and liabilities of the SAFECO Resource Variable Account B (comprised of the SAFECO RST Bond, SAFECO RST Equity, SAFECO RST Growth Opportunities, SAFECO RST Money Market, SAFECO RST Northwest, SAFECO RST Small Company Value, INVESCO Real Estate Opportunity, Dreyfus MidCap Stock, Dreyfus Technology Growth, Dreyfus Appreciation, Dreyfus Quality Bond, Dreyfus Socially Responsible Growth, Fidelity Growth, Fidelity Contrafund, Fidelity Growth & Income, Fidelity Growth Opportunities, AIM Aggressive Growth, AIM Growth, Federated High Income Bond, Federated International Equity, Federated Utility, Franklin Small Cap, Franklin U.S. Government, Templeton Developing Markets, Pilgrim Natural Resources, Pilgrim Emerging Markets, Scudder Balanced, Scudder International, J.P. Morgan U.S. Disciplined Equity, American Century Balanced, and American Century International sub-accounts) ("the Separate Account") as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned by the Separate Account as of December 31, 2001, by correspondence with the manager of the underlying portfolio of each sub-account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts of the Separate Account at December 31, 2001, and the results of their operations and changes in their net assets for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                                             /s/ Ernst & Young LLP
Seattle, Washington
February 8, 2002

                                       24
AUDITED CONSOLIDATED FINANCIAL STATEMENTS



SAFECO Life Insurance Company and Subsidiaries Years Ended December 31, 2001, 2000 and 1999

                 SAFECO Life Insurance Company and Subsidiaries

                        Consolidated Financial Statements












                                TABLE OF CONTENTS



                                                                           Page

Report of Independent Auditors                                               1
Consolidated Financial Statements
         Consolidated Balance Sheets                                         2
         Statements of Consolidated Income                                   4
         Consolidated Statements of Changes in Shareholder's Equity          5
         Statements of Consolidated Comprehensive Income (Loss)              5
         Statements of Consolidated Cash Flows                               6
         Notes to Consolidated Financial Statements                          8

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



Board of Directors
SAFECO Life Insurance Company

We have audited the accompanying consolidated balance sheets of SAFECO Life Insurance Company and subsidiaries (the Company) as of December 31, 2001 and 2000, and the related statements of consolidated income, changes in shareholder's equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SAFECO Life Insurance Company and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and also changed its method of accounting for derivative investments.





Seattle, Washington                             /s/Ernst & Young LLP
February 8, 2002

                 SAFECO Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets
                      (In thousands, except share amounts)



                                                                                               December 31
                                                                                        2001                 2000
                                                                                   ---------------      ---------------

Assets

Investments:
   Fixed maturities available-for-sale, at fair
      value (amortized cost: $14,446,820; $14,298,705)                               $  14,863,683       $  14,402,461
   Marketable equity securities, at fair value
      (cost: $24,069; $24,583)                                                              26,399              26,152
   First mortgage loans on real estate:
      Nonaffiliates (at cost, less allowance for losses:
         $10,554; $10,779)                                                                 909,985             810,036
      Affiliates                                                                            36,701              38,078
   Real estate                                                                               4,622               3,108
   Policy loans                                                                             91,018              91,435
   Short-term investments                                                                  249,073             137,034
   Other invested assets                                                                    36,350               4,300
                                                                                    --------------        ------------

         Total investments                                                              16,217,831          15,512,604


Cash                                                                                        66,212              32,838
Accrued investment income                                                                  220,342             224,597
Accounts and notes receivable                                                               72,910              82,427
Reinsurance recoverables                                                                    90,089              99,138
Deferred policy acquisition costs                                                          304,153             293,311
Present value of future profits                                                             54,407              60,708
Other assets                                                                                62,580              60,846
Goodwill -                                                                                                      31,951
Assets held in variable separate accounts                                                1,208,099           1,275,105
                                                                                    --------------      --------------

         Total assets                                                               $  18,296,623        $  17,673,525
                                                                                    ==============       ==============




See accompanying notes.



                 SAFECO Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets
                      (In thousands, except share amounts)


                                                                                               December 31
                                                                                        2001                 2000
                                                                                   ---------------      ---------------

Liabilities and Shareholder's Equity

Liabilities:
    Policy and contract liabilities:
       Funds held under deposit contracts                                            $  14,624,226       $  14,085,670
       Future policy benefits                                                              327,103             342,077
       Policy and contract claims                                                           64,732              74,116
       Premiums paid in advance                                                              9,271               9,618
       Other policyholders' funds                                                           45,533             185,895
                                                                                     -------------       -------------

          Total policy and contract liabilities                                         15,070,865          14,697,376

    Other liabilities                                                                      217,223             135,830
    Federal income taxes:
       Current                                                                               2,898              35,511
       Deferred (includes tax on unrealized appreciation
          of investment securities: $151,856; $36,677)                                     106,474              18,137
    Variable separate account liabilities                                                1,208,099           1,275,105
                                                                                     -------------       -------------

          Total liabilities                                                            16,605,559           16,161,959
                                                                                     -------------       -------------

Commitments and contingencies

Shareholder's equity:
    Common stock, $250 par value;
       20,000 shares authorized, issued and outstanding                                      5,000               5,000
    Additional paid-in capital                                                             257,017             257,017
    Retained earnings                                                                    1,146,918           1,181,324
    Accumulated other comprehensive income                                                 282,129              68,225
                                                                                    --------------       -------------

          Total shareholder's equity                                                    1,691,064            1,511,566
                                                                                    --------------       -------------

              Total liabilities and shareholder's equity                            $  18,296,623        $  17,673,525
                                                                                    ==============       ==============




See accompanying notes.




                 SAFECO Life Insurance Company and Subsidiaries

                        Statements of Consolidated Income
                                 (In thousands)




                                                                                         Year ended December 31
                                                                                  2001           2000           1999
                                                                             ------------     -----------  ------------

Revenues:
    Premiums                                                                   $  461,465      $  422,285   $  256,742
    Investment income:
      Interest on fixed maturities                                              1,053,515       1,065,388      994,603
      Interest on mortgage loans                                                   70,271          65,045       62,090
      Interest on short-term investments                                           28,422           9,748        3,827
      Dividends from marketable equity securities                                     489           3,708          416
      Dividends from redeemable preferred stock                                    19,452          17,088       17,990
      Other investment income                                                      11,334          11,290        9,617
                                                                              -----------     -----------  -----------

         Total                                                                  1,183,483       1,172,267    1,088,543

      Less investment expenses                                                      6,173           6,604        4,177
                                                                              -----------     -----------  -----------

    Net investment income                                                       1,177,310       1,165,663    1,084,366
                                                                              -----------     -----------  -----------

    Other revenue                                                                  40,732          49,383       36,185
    Realized investment loss                                                      (22,546)        (15,773)      (4,683)
                                                                              ------------    -----------  ------------

         Total                                                                 1,656,961       1,621,558     1,372,610
                                                                              -----------     -----------   -----------

Benefits and expenses:
    Policy benefits                                                             1,234,899       1,219,457    1,025,233
    Commissions                                                                   105,486         101,954       75,555
    Personnel costs                                                                81,970          76,828       59,781
    Taxes other than payroll and income taxes                                      12,653          22,871       22,797
    Other operating expenses                                                       79,748          75,028       47,074
    Amortization of deferred policy acquisition costs                              32,321          37,148       34,030
    Write-off of deferred policy acquisition costs,
      goodwill and other write-offs                                                31,645              -        12,993
    Deferral of policy acquisition costs                                          (57,022)        (51,689)     (52,998)
    Amortization of present value of future profits                                 6,400           4,987          803
    Amortization of goodwill                                                          306             937            -
                                                                              -----------     -----------   ----------

         Total                                                                 1,528,406       1,487,521     1,225,268
                                                                              -----------     -----------   -----------

Income before federal income taxes                                               128,555         134,037       147,342
                                                                              -----------     -----------   -----------

Provision (benefit) for federal income taxes:
    Current                                                                        75,235          56,962       66,639
    Deferred                                                                      (25,943)        (10,158)     (15,766)
                                                                              -----------     -----------   ----------

         Total                                                                    49,292          46,804        50,873
                                                                             -----------     -----------    ----------

Income before cumulative effect of change in
    accounting principle, net of tax                                               79,263          87,233       96,469

Cumulative effect of change in accounting
    principle, net of tax                                                          (1,669)            -              -
                                                                              -----------     -----------   ----------

Net income                                                                  $     77,594     $    87,233   $    96,469
                                                                            =============    ============  ============


See accompanying notes.



                 SAFECO Life Insurance Company and Subsidiaries

           Consolidated Statements of Changes in Shareholder's Equity
                                 (In thousands)



                                                                                     Year ended December 31
                                                                           2001             2000              1999
                                                                       -------------   --------------    --------------

Common stock                                                           $       5,000     $      5,000      $      5,000
                                                                       --------------     -----------      ------------

Additional paid-in capital:
    Balance at the beginning of year                                         257,017           85,000            85,000
    Capital contribution from Parent                                             -            172,017               -
                                                                       --------------     -----------      ------------

    Balance at the end of year                                               257,017          257,017            85,000
                                                                       --------------     -----------      ------------

Retained earnings:
    Balance at the beginning of year                                       1,181,324        1,143,041         1,046,572
    Net income                                                                77,594           87,233            96,469
    Dividends to Parent                                                     (112,000)         (48,950)                -
                                                                       --------------     -----------      ------------
    Balance at the end of year                                             1,146,918        1,181,324         1,143,041
                                                                       --------------     -----------      ------------
Accumulated other comprehensive income (loss)
    Unrealized appreciation (depreciation) of investment
       securities, net of tax:
          Balance at the beginning of year                                    68,225         (199,931)          339,442
          Change in unrealized appreciation (depreciation),
            net of deferred policy acquisition costs                         213,904          268,156          (539,373)
                                                                      --------------      -----------      ------------

    Balance at the end of year                                               282,129           68,225          (199,931)
                                                                      --------------      -----------      ------------

          Shareholder's equity                                          $  1,691,064     $  1,511,566      $  1,033,100
                                                                       =============    =============     =============


             Statements of Consolidated Comprehensive Income (Loss)
                                 (In thousands)

                                                                                       Year ended December 31
                                                                                 2001           2000          1999
                                                                            ------------    ------------   ------------

Net Income                                                                 $    77,594     $    87,233     $    96,469
                                                                           ------------    ------------    ------------

Other comprehensive income (loss), net of tax
    Unrealized appreciation (depreciation) of investment
      securities arising during the year
      (net of tax: $105,720; $138,850; $(289,865))                             196,336         257,867        (538,321)

    Reclassification adjustment for realized (gains)
      losses included in net income
      (net of tax: $(9,459); $(5,541); $566)                                    17,568          10,289          (1,052)
                                                                          -------------   ------------- ---------------

    Other comprehensive income (loss)                                          213,904         268,156        (539,373)
                                                                           ------------    ------------   -------------

Comprehensive income (loss)                                                 $  291,498      $  355,389     $  (422,904)
                                                                            ===========     ===========    ============





See accompanying notes.




                 SAFECO Life Insurance Company and Subsidiaries

                      Statements of Consolidated Cash Flows
                                 (In thousands)



                                                                                         Year ended December 31
                                                                                 2001          2000           1999
                                                                            ------------    ------------   ------------

Operating activities
    Insurance premiums received                                              $  383,937      $  306,544     $  218,429
    Dividends and interest received                                           1,062,263       1,079,248        980,630
    Other operating receipts                                                     38,213          46,972         35,972
    Insurance claims and policy benefits paid                                  (499,637)       (599,214)      (382,039)
    Underwriting, acquisition and insurance operating costs paid               (282,631)       (267,362)      (194,743)
    Income taxes paid                                                          (107,847)        (35,814)       (37,791)
                                                                            ------------   -------------  -------------

       Net cash provided by operating activities                                594,298         530,374        620,458
                                                                           ------------    ------------    ------------

Investing activities
    Purchases of:
       Fixed maturities available-for-sale                                   (2,864,673)     (2,643,440)    (2,496,571)
       Fixed maturities held-to-maturity                                             -           (2,217)          (901)
       Purchase of subsidiary, net of cash acquired                                  -               -          (2,000)
       Other investments                                                         (5,910)        (19,055)          (493)
       Policy and nonaffiliated mortgage loans                                 (188,676)       (136,984)      (251,144)
       Options and futures                                                      (76,557)       (205,774)      (159,369)
    Maturities of fixed maturities available-for-sale                         1,208,808         776,021        914,839
    Maturities of fixed maturities held-to-maturity                                  -            8,723         13,336
    Sales of:
       Fixed maturities available-for-sale                                    1,673,066       1,458,220        683,225
       Fixed maturities held-to-maturity                                             -              108          6,296
       Other investments                                                          8,591          28,592          6,203
       Policy and nonaffiliated mortgage loans                                   85,437          76,358         98,366
       Affiliated mortgage loans                                                  1,376          36,505          2,024
       Options and futures                                                       66,870         228,968        179,503
    Net (increase) decrease in short-term investments                          (111,326)        249,174       (323,152)
    Other                                                                           (74)            (65)       (12,081)
                                                                           ------------    ------------    ------------

       Net cash used in investing activities                                   (203,068)       (144,866)    (1,341,919)
                                                                           ------------    ------------    ------------

Financing activities
    Funds received under deposit contracts                                    1,051,117       1,255,732      1,809,340
    Return of funds held under deposit contracts                             (1,301,139)     (1,590,966)    (1,050,947)
    Dividends to Parent                                                        (112,000)        (48,950)             -
    Cash of subsidiary contributed from Parent                                       -           12,844              -
    Net proceeds from (repayment of) short-term borrowings
       from affiliates                                                            4,166          (2,299)       (24,284)
                                                                           ------------    ------------    ------------

       Net cash provided by (used in) financing activities                    (357,856)       (373,639)        734,109
                                                                           ------------    ------------   ------------

Net increase in cash                                                            33,374          11,869          12,648
Cash at beginning of year                                                       32,838          20,969           8,321
                                                                          -------------    ------------  --------------

Cash at end of year                                                        $    66,212     $    32,838     $    20,969
                                                                           ============    ============    ============



For purpose of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions.

See accompanying notes.



                 SAFECO Life Insurance Company and Subsidiaries

                      Statements of Consolidated Cash Flows
                    Reconciliation of Net Income to Net Cash
                        Provided by Operating Activities
                                 (In thousands)



                                                                                         Year ended December 31
                                                                                2001           2000           1999
                                                                            -----------     ------------   ------------

Net income                                                                 $    77,594     $    87,233     $    96,469
                                                                           ------------    ------------    ------------

Adjustments to reconcile net income to net cash provided by operating activities:
    Realized investment loss                                                    22,546          15,773          4,683
    Amortization of fixed maturity investments                                 (50,164)        (29,825)       (37,141)
    Deferred federal income tax benefit                                        (25,943)        (10,158)       (15,766)
    Interest expense on deposit contracts                                      732,015         555,469        628,392
    Mortality and expense charges and administrative fees                      (78,739)        (68,348)       (38,825)
    Goodwill write-off                                                          31,645              -               -
    Other                                                                       10,015          11,233            265

    Changes in:
       Future policy benefits                                                  (14,974)         61,748          5,526
       Policy and contract claims                                               (9,384)         35,585         (4,036)
       Premiums paid in advance                                                   (347)          1,209           (107)
       Deferred policy acquisition costs                                       (19,605)        (20,245)        (7,925)
       Accrued investment income                                                 4,255          (5,520)       (19,320)
       Accrued interest on accrual bonds                                       (42,832)        (45,801)       (45,311)
       Other receivables                                                        19,769         (91,985)         4,164
       Current federal income taxes                                            (32,613)         21,148         28,847
       Other assets and liabilities                                            (31,004)         12,632         25,027
       Other policyholders' funds                                                2,064             226         (4,484)
                                                                           ------------    -----------     ----------

          Total adjustments                                                    516,704         443,141         523,989
                                                                           ------------    ------------    ------------

Net cash provided by operating activities                                   $  594,298      $  530,374      $  620,458
                                                                            ===========     ===========     ===========




See accompanying notes.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)



1.  Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

SAFECO Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company and its subsidiaries offer individual and group insurance products, pension plans and annuity products, marketed through professional agents in all states and the District of Columbia. The Company is a wholly-owned subsidiary of SAFECO Corporation, which is a Washington corporation, the subsidiaries of which engage primarily in the insurance and financial services businesses. The Company owns five subsidiaries: SAFECO National Life Insurance Company, First SAFECO National Life Insurance Company of New York, American States Life Insurance Company, D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc.

In December 1999, the Company acquired D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc., both of which are Delaware corporations doing business as insurance services providers. Empire Life Insurance Company, which was acquired in 1997, was merged into the Company on January 1, 2000. On March 31, 2000, American States Life Insurance Company was contributed to the Company. See Note 2.

Basis of Reporting

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include amounts based on the best estimates and judgments of management. The financial statements include the Company and its subsidiaries. The Company has no unconsolidated subsidiaries and no interests in off-balance sheet special purpose entities.

All intercompany transactions have been eliminated in the consolidated financial statements. Certain reclassifications have been made to prior year financial information to conform to the 2001 classifications.

Accounting for Premiums

Life and health insurance premiums are reported as income when collected for traditional individual life policies and when earned for group life and health policies. Funds received under pension deposit contracts, annuity contracts and universal life policies are recorded as liabilities rather than premium income when received. Revenues for universal life products consist of front-end loads, mortality charges and expense charges assessed against individual policyholder account balances. These loads and charges are recognized as income when earned.

Investments

Effective October 1, 2000, the Company reclassed its held-to-maturity investment portfolio securities to available-for-sale. The amortized cost and fair value of the securities transferred was $2,753 million and $2,816 million, respectively. The transfer resulted in a $41 million net of tax increase in other comprehensive income on that date. This reclassification was made to provide additional investment flexibility. Previously, fixed maturity investments (i.e., bonds and redeemable preferred stocks) that the Company had the intent and ability to hold to maturity were classified as held-to-maturity and carried at amortized cost in the balance sheet. Fixed maturities classified as available-for-sale are carried at fair value, with changes in unrealized gains and losses recorded directly to shareholder's equity (comprehensive income), net of applicable income taxes and deferred policy acquisition costs valuation allowance, except for investments accounted for under Financial Accounting Standards Board (FASB) Statement No.133, "Accounting for Derivative Instruments and Hedging Activities," as amended. The Company has no fixed maturities classified as trading or held-to-maturity at December 31, 2001.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


1.  Nature of Operations and Summary of Significant Accounting Policies
    (continued)

All marketable equity securities are classified as available-for-sale and carried at fair value, with changes in unrealized gains and losses recorded directly to shareholder's equity (comprehensive income), net of applicable income taxes.

Other invested assets are comprised of derivative financial instruments carried at fair value. Changes in the fair value of cash flow hedges are recorded in other comprehensive income, net of income taxes. Changes in the fair value of fair value hedges are recorded in current period earnings.

When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in fair value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and are recorded in current operations.

The cost of security investments sold is determined by the "identified cost" method.

Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral.

The Company engages in securities lending, whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral is required at a rate of 102% of the market value of a loaned security. The collateral is deposited by the borrower with a lending agent and retained and invested by the lending agent to generate additional income according to the Company's guidelines. The market value of the loaned securities is monitored on a daily basis, with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Real Estate

Income-producing real estate is classified as an investment. Investment real estate that has declined in fair value below cost and for which the decline is judged to be other than temporary is written down to fair value, less estimated costs to sell. Writedowns are recorded in current operations.

Deferred Policy Acquisition Costs

Life and health acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

Acquisition costs for pension deposit contracts, deferred annuity contracts and universal life policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly; such adjustments would be included in current operations. In 1999, a $13 million write-off of deferred acquisition costs was charged to current operations. This charge was related to the equity-indexed annuity product, which the Company stopped selling effective January 1, 1999. There were no significant adjustments made in 2001 or 2000.

Acquisition costs for traditional individual life insurance policies are amortized over the premium payment period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over the lives of the policies in proportion to premium received.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


1.  Nature of Operations and Summary of Significant Accounting Policies
   (continued)

Present Value of Future Profits

The present value of future profits (PVFP) represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. The present value was determined using a discount rate of 12.5%. For annuity contracts, amortization of the PVFP is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The change in the PVFP is comprised of amortization and an adjustment to amortization for realized gains or losses on investment securities of $(99), $(1,042) and $(182) for the years ended December 31, 2001, 2000 and 1999, respectively. The PVFP is reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments were recorded in 2001, 2000 or 1999. PVFP is amortized under Financial Accounting Standards Board (FASB) Statement No. 97 "Accounting and Reporting by insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments," based on gross profit margins as they develop each year. This methodology results in volatile amortization patterns. Our best estimate is that, over the next five years, four to seven percent of the balance will be amortized each year.

Goodwill

Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. Prior to March 31, 2001, goodwill was amortized on a straight-line basis over periods, not exceeding 30 years, that corresponded with the benefits estimated to be derived from the acquisitions.

Effective March 31, 2001, the Company elected to change its accounting policy for assessing goodwill from one based on undiscounted cash flows to one based on a market-value method. The market-value method was determined to be a preferable way to assess the current value of goodwill. As a result, the Company recorded a write-off of $31,645 ($24,885 after-tax) in the first quarter.

The market value method used to assess the recoverability of goodwill compared SAFECO Corporation's market capitalization (stock price multiplied by shares outstanding) to the reported book value (total shareholders' equity) of the Corporation. Given the extent of the shortfall of market capitalization compared to the reported book value as of March 31, 2001 and that a similar shortfall had existed for almost two years, SAFECO Corporation concluded that under the new method the entire goodwill asset was impaired and a write-off of the full amount was necessary.

Funds Held Under Deposit Contracts

Liabilities for universal life insurance policies and deferred annuity and pension deposit contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for structured settlement annuities are based on interest rate assumptions that grade from an average of 8.07% to ultimate rates that average 7.23%.

Future Policy Benefits

Liabilities for future policy benefits under traditional individual life insurance policies have been computed on the level premium method using interest, mortality and persistency assumptions based on actual experience modified to provide for adverse deviation. Interest rates vary by year of issue and average 6.5%.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


1.  Nature of Operations and Summary of Significant Accounting Policies
   (continued)

Policy and Contract Claims

The liability for policy and contract claims is established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported, based on historical experience. The estimates for claims incurred but not reported are continually reviewed and any necessary adjustments are reflected in current operations.

Variable Separate Accounts

The Company administers segregated asset accounts for variable annuity and variable universal life clients. The assets of these variable Separate Accounts, which consist of common stocks, are the property of the Company. The liabilities of these variable Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these clients. The assets of the variable Separate Accounts, equal to the reserves and other contract liabilities of the variable Separate Accounts, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment risks associated with market value changes are borne by the clients. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on the assets of the variable Separate Accounts are not reflected in the Statements of Consolidated Income. Management fees and other charges assessed against the contracts are included in other revenue.

Federal Income Taxes

The Company and its subsidiaries, except for American States Life Insurance Company, are included in a consolidated federal income tax return filed by SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

New Accounting Standards

FASB Statement No. 133, "Accounting for Derivative Instruments and
------------------------------------------------------------------
 Hedging Activities"
--------------------
FASB issued Statement No. 133 (SFAS 133), "Accounting for Derivative Instruments and Hedging Activities" in June 1998. SFAS 133 amends or supersedes several previous FASB statements and requires recognizing all derivatives (including certain derivative instruments embedded in other contracts) as either assets or liabilities in the statement of financial position and measuring those instruments at fair value. A derivative is typically defined as an instrument whose value is "derived" from an underlying instrument, index or rate, has a notional amount and can be net settled. The accounting for changes in the fair value of a derivative depends on the use of the derivative and the nature of any hedge designation thereon.

In June 2000, the FASB issued Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," which addresses a limited number of implementation issues arising from SFAS 133.

Effective January 1, 2001, the Company adopted SFAS 133, as amended. All derivatives, whether designated anew in hedging relationships on January 1, 2001 or not, are required to be recorded on the balance sheet at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability (fair value hedge), (b) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (c) a hedge of the foreign currency exposure of a net investment in foreign operations. Additional information on the impact of adoption of SFAS 133 is in Note 5.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


1.  Nature of Operations and Summary of Significant Accounting Policies
   (continued)

FASB Statement No. 141. "Business Combinations"

The FASB issued Statement No. 141 (SFAS141), "Business Combinations" in July 2001. This statement changes the approach companies use to account for a business combination. It eliminates the pooling-of-interests method of accounting for business combinations and further clarifies the criteria to recognize intangible assets separately from goodwill. The requirements of SFAS 141 are effective for any business combination completed after June 30, 2001. The Company adopted this statement effective July 1, 2001 with no impact on its financial statements.

FASB Statement No.142, "Goodwill and Other Intangible Assets"

The FASB issued Statement No.142 (SFAS 142), "Goodwill and Other Intangible Assets" in July 2001. Under SFAS 142, goodwill and indefinite-lived intangible assets are no longer amortized but are reviewed annually (or more frequently if impairment indicators arise) for impairment. Separable intangible assets that are not deemed to have an indefinite life will continue to be amortized over their useful lives (but with no maximum life). The amortization provisions of SFAS 142 apply to goodwill and intangible assets acquired after June 30, 2001. With respect to goodwill and intangible assets acquired prior to July 1, 2001, companies are required to adopt SFAS 142 in fiscal years beginning after December 15, 2001. The Company will adopt SFAS 142 on January 1, 2002. The Company does not expect the adoption of SFAS 142 to have a material impact on its financial statements.


2.  Acquisitions and Agreements

In December 1999, the Company acquired D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc. for $2,000. The acquisition has been treated as a purchase for accounting purposes. The transaction was financed through internal sources. As part of the agreement, the Company also agreed to pay $11,941 and assume $20,309 in net liabilities for the right to reinsure the policies of Medical Risk Solutions, a division of ING North America Insurance Corporation, until the policy anniversary date. At the anniversary date of the reinsured policies, the Company offered its policy as a replacement. The $32,250 total purchase price was capitalized in Other Assets and is being amortized over 15 years, beginning January 1, 2000. Amortization for the year ended December 31, 2001 was $2,150.

In December 1999, the Company entered into an asset acquisition agreement with Sound Benefits Administrators of Wisconsin, Inc., a third party administrator. The agreement allows for the purchase of various assets, including intellectual property, owned personal property, contract rights, accounts receivable and the books and records used in the business. The purchase price is based on the Company's profits from the Select Benefits product and will be adjusted at various dates based on results. As of December 31, 2001, $8,766 has been capitalized in Other Assets and is being amortized over five years beginning January 1, 2001. Amortization for the year ended December 31, 2001 was $1,575.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


2.  Acquisitions and Agreements (continued)

On March 31, 2000, American States Life Insurance Company was contributed to the Company by SAFECO Corporation. The balance sheet at that date consisted of the following:


    Assets                                                        Liabilities
      Fixed maturities, available-for-sale     $  457,637            Future policy benefits                 $  115,854
      Marketable equity securities                 18,790            Policy and contract claims                  4,178
      All other investment assets                  41,310            Premiums paid in advance                      355
      Cash                                         12,844            Funds held under deposit contracts        356,223
      Accrued investment income                     8,870            Current Income taxes payable                2,684
      Reinsurance recoverables                     14,116            All other liabilities                      26,266
      Deferred policy acquisition costs             7,545                                                    ---------
      Present value of future profits              52,912                                                      505,560
      Goodwill                                     31,993                                                    ---------
      Deferred income tax asset                    16,656            Shareholder's Equity
      All other receivables                         1,880               Common stock                             5,000
                                                 --------               Additional paid-in capital             167,017
                                                                        Unrealized depreciation on investment
                                                                        securities, net of tax                 (13,024)
                                                                                                             ---------
                                                                                                               158,993
                                                                                                           ------------
                                               $  664,553                                                   $  664,553
                                               ==========                                                  ===========



A summary of revenues and net income for American States Life Insurance Company prior to the contribution date is as follows:

                                                                     Three Months Ended           Year Ended
                                                                       March 31, 2000         December 31, 1999
                                                                      -----------------       -----------------

     Revenues                                                             $  22,618              $  86,900

     Net Income                                                          $    3,877              $  14,949


3.  Investments

A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 2001 follows:

                                                                           Gross        Gross         Net
                                                           Amortized    Unrealized   Unrealized   Unrealized      Fair
                                                             Cost          Gains       Losses        Gain         Value
                                                         ------------    ---------    --------     ---------   -----------

    United States government and
      government agencies and authorities             $       722,595  $  106,279 $      (1,129)  $  105,150  $    827,745
    States, municipalities and political subdivisions         323,450      30,671        (4,082)      26,589       350,039
    Foreign governments                                       247,219      48,463            (7)      48,456       295,675
    Public utilities                                        1,822,060      48,094       (46,123)       1,971     1,824,031
    All other corporate bonds                               7,601,866     299,034      (215,028)      84,006     7,685,872
    Mortgage-backed securities                              3,729,630     168,514       (17,823)     150,691     3,880,321
                                                      ---------------  ----------  --------------  ----------   -----------

    Total fixed maturities classified as
      available-for-sale                                   14,446,820     701,055      (284,192)     416,863    14,863,683
    Marketable equity securities                               24,069       4,027        (1,697)       2,330        26,399
                                                      ---------------  ----------  --------------  ----------   -----------

    Total investment securities classified as
      available- for-sale                               $  14,470,889  $  705,082   $  (285,889)  $  419,193  $  14,890,082
                                                        =============  ==========   ============= ==========  ==============






                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


3.  Investments (continued)

A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 2000* follows:

                                                                       Gross        Gross         Net
                                                       Amortized    Unrealized   Unrealized   Unrealized         Fair
                                                         Cost          Gains       Losses      Gain (loss)       Value
                                                     ------------    ---------   -----------   ------------     -----------

    United States government and
      government agencies and authorities         $       845,968  $  146,743 $      (2,019)  $  144,724  $     990,692
    States, municipalities and political subdivisions     249,136      17,658        (5,981)      11,677        260,813
    Foreign governments                                   247,353      40,582          (346)      40,236        287,589
    Public utilities                                    1,774,267      57,574       (48,807)       8,767      1,783,034
    All other corporate bonds                           7,567,983     172,048      (385,190)    (213,142)     7,354,841
    Mortgage-backed securities                          3,613,998     130,414       (18,920)     111,494      3,725,492
                                                     ------------ ------------  -------------  ----------- -------------

    Total fixed maturities classified as
      available-for-sale                               14,298,705     565,019      (461,263)     103,756     14,402,461
    Marketable equity securities                           24,583       2,818        (1,249)       1,569         26,152
                                                    ------------- ------------  ------------   ----------- ------------

    Total investment securities classified as
      available-for-sale                           $   14,323,288  $  567,837   $  (462,512)  $  105,325  $  14,428,613
                                                    =============  ===========  ============= ==========  ==============

The amortized cost and estimated fair value of fixed maturities at December 31, 2001, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized          Fair
                                                                                     Cost             Value
                                                                                 ------------    -------------

    Due in one year or less                                                    $      512,206    $    520,113
    Due after one year through five years                                           2,628,098       2,688,713
    Due after five years through ten years                                          1,471,935       1,498,096
    Due after ten years                                                             6,104,951       6,276,440
    Mortgage-backed securities                                                      3,729,630       3,880,321
                                                                             ---------------- ----------------

      Total                                                                    $   14,446,820    $ 14,863,683
                                                                               ==============   ==============


The following summarizes the components of Accumulated Other Comprehensive
Income included in the Consolidated Balance Sheets: *

                                                                                        Year Ended December 31
                                                                                  2001          2000            1999
                                                                              -----------    -----------   -----------

    Fixed maturities and marketable equity securities                        $  411,583     $  105,325    $  (307,531)
    Derivative financial instruments                                             31,588              -              -
    Deferred policy acquisition costs                                            (9,297)          (534)          (225)
    Applicable income tax                                                      (151,745)       (36,566)       107,825
                                                                            ------------   ------------   ------------

    Accumulated other comprehensive income                                   $  282,129   $     68,225    $  (199,931)
                                                                             ===========  =============   ============


At December 31, 2001 and 2000, the Company held below investment grade fixed maturities of $707 million and $560 million at amortized cost, respectively. The respective fair values of these investments were approximately $643 and $437 million. These holdings amounted to 4.3% and 3.0% of the Company's investments in fixed maturities at fair value at December 31, 2001 and 2000, respectively.

* On October 1, 2000, the fixed maturities held-to-maturity portfolio was reclassified to available-for-sale.





                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


3.  Investments (continued)

Certain fixed maturity securities with an amortized cost of $13,104 and $11,621 at December 31, 2001 and 2000, respectively, were on deposit with various regulatory authorities to meet requirements of insurance and financial codes.

At December 31, 2001 and 2000, mortgage loans constituted approximately 5.2% and 4.8% of total assets, respectively, and are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 26.6% of the total in California. Individual loans generally do not exceed $10 million.

The carrying value of investments in fixed maturities and mortgage loans that did not produce income during the year ended December 31, 2001 is less than one percent of the total of such investments.

The proceeds from sales of investment securities and related gains and losses for 2001 are as follows:


                                                                                     Year Ended December 31, 2001
                                                                                                    Marketable
                                                                                 Fixed Maturities     Equity
                                                                              Available-for-Sale    Securities

    Proceeds from sales                                                         $  1,673,066        $   6,442
                                                                                =============      ==========

    Gross realized gains on sales                                               $     61,385        $   1,980
    Gross realized losses on sales                                                   (28,155)            (980)
                                                                                -------------      ------------

        Realized gains on sales                                                       33,230            1,000

    Other (including net gain or loss on calls and redemptions)                        4,459                -
    Writedowns (including writedowns on securities
       subsequently sold)                                                            (65,716)               -
                                                                             ---------------- ----------------

    Total realized gain (loss)                                                $      (28,027)       $   1,000
                                                                              ===============       ==========


The proceeds from sales of investment securities and related gains and losses for 2000* are as follows:

                                                                                Year Ended December 31, 2000
                                                                                                               Marketable
                                                                     Fixed Maturities     Fixed Assets           Equity
                                                                     Available-for-Sale Held-to-Maturity        Securities
                                                                     ------------------ ------------------      -----------


    Proceeds from sales                                               $  1,458,220        $       108        $    27,230
                                                                      ============        ===========        ===========

    Gross realized gains on sales                                   $       31,180        $       -          $     7,981
    Gross realized losses on sales                                         (33,639)               -               (3,565)
                                                                      -------------       -----------        ------------

        Realized gains (losses) on sales                                    (2,459)                -               4,416

      Other (including net gain or loss on calls and redemptions)           15,160                 90                 -
    Writedowns (including writedowns on securities subsequently sold)      (32,947)                -                  -
                                                                      -------------       -----------        ------------

    Total realized gain (loss)                                      $      (20,246)       $        90        $     4,416
                                                                    ===============       ===========        ===========





* On October 1, 2000, the fixed maturities held-to-maturity portfolio was reclassified to available-for-sale.



                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


3.  Investments (continued)

The proceeds from sales of investment securities and related gains and losses for 1999 are as follows:

                                                                                Year Ended December 31, 1999
                                                                                                              Marketable
                                                                  Fixed Maturities      Fixed Assets            Equity
                                                                  Available-for-Sale  Held-to-Maturity        Securities
                                                                  ------------------  ----------------       ------------

    Proceeds from sales                                            $  683,225         $      6,296          $      5,534
                                                                   ===========        =============         =============

    Gross realized gains on sales                                 $    13,358         $         -           $        947
    Gross realized losses on sales                                    (14,559)              (6,266)                   -
                                                                 -------------        -------------        --------------

        Realized gains (losses) on sales                               (1,201)              (6,266)                  947

    Other (including net gain or loss on
       calls and redemptions)                                           2,472                  (52)                   -
    Writedowns (including writedowns
       on securities subsequently sold)                                  (600)                  -                     -
                                                               ---------------       --------------        --------------

    Total realized gain (loss)                                  $         671         $     (6,318)        $         947
                                                                ==============        =============        ==============


One fixed maturity security, classified as held-to-maturity, was sold during 1999 due to evidence of a significant deterioration in credit quality. The amortized cost of the security was $12,562, and the loss realized on this sale was $6,266.

The following summarizes the realized gain (loss) before federal income taxes and the net changes in unrealized appreciation and depreciation:

                                                                                    Year Ended December 31
                                                                              2001           2000           1999
                                                                          -----------    -----------     ----------

       Fixed maturities                                                 $    (28,027)  $    (20,156)  $     (5,647)
       Marketable equity securities                                            1,000          4,416            947
       Derivative financial instruments                                        4,154              -              -
       Real estate                                                               327            (33)            17
                                                                        ------------   -------------  -------------
          Realized loss before federal income taxes                     $    (22,546)  $    (15,773)  $     (4,683)
                                                                        =============  =============  =============


                                                                                    Year Ended December 31
                                                                              2001           2000           1999
                                                                          -----------    -----------     ----------

    Increase (decrease) in unrealized
     appreciation/depreciation of:
       Fixed maturities classified as available-for-sale                 $   305,497    $   415,920    $  (875,248)
       Marketable equity securities                                              761         (3,064)            561
       Derivative financial instruments                                       31,588              -              -
       Deferred policy acquisition costs                                      (8,763)          (309)         44,883
       Applicable federal income tax                                        (115,179)      (144,391)        290,431
                                                                        -------------  -------------    -----------

    Net change in unrealized appreciation/depreciation                   $   213,904    $   268,156    $   (539,373)
                                                                         ============   ============   ============






                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


3.  Investments (continued)

The following table summarizes the Company's allowance for credit losses on non-affiliated mortgage loans:

                                                                                    Year ended December 31
                                                                                2001         2000         1999
                                                                             ---------    ---------     --------

    Allowance at beginning of year                                          $  10,779    $  10,781    $  11,173
    Loans charged off as uncollectible                                           (225)          (2)        (392)
                                                                            ----------   ----------   ----------

    Allowance at end of year                                                $  10,554    $  10,779    $  10,781
                                                                            ==========   ==========   ==========


4.  Commitments and Contingencies

The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitment under this obligation is $2,647 at December 31, 2001. At December 31, 2001, unfunded mortgage loan commitments approximate $17,438. The Company has no other material commitments or contingencies at December 31, 2001.


5.  Financial Instruments

Estimated Fair Values

Fair value amounts have been determined using available market information and appropriate valuation methodologies for the various financial instruments. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

Cost is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

Fair value amounts for investments in fixed maturities and marketable equity securities generally represent quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

The fair values of the derivative instruments generally represent the estimated amounts that the Company would expect to receive or pay upon termination of the contracts at the reporting date. Quoted fair values are available for most derivatives. For derivative instruments not actively traded, fair values are estimated using values obtained from independent pricing services, internal modeling or quoted market prices of comparable instruments.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


5.  Financial Instruments (continued)

The fair value of investment contracts with defined maturities is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturity, fair value is estimated to be the surrender value. These investment contracts are included in funds held under deposit contracts.

Other insurance-related financial instruments are exempt from fair value disclosure requirements.

Estimated fair market values of financial instruments at December 31 are as follows:

                                                                    2001                           2000
                                                         Carrying        Estimated       Carrying         Estimated
                                                          Amount        Fair Value        Amount         Fair Value
                                                      ------------     ------------    ------------     -------------

    Financial Assets
      Fixed maturities available-for-sale            $  14,863,683    $  14,863,683   $  14,402,461    $  14,402,461
      Marketable equity securities                          26,399           26,399          26,152           26,152
      First mortgage loans                                 946,686          954,000         848,114          755,000
      Assets held in variable separate accounts          1,208,099        1,208,099       1,275,105        1,275,105
      Derivative instruments:
        Interest rate swaps                                 24,467           24,467           3,654           13,593
        Options/futures                                     11,883           11,883             396              396

    Financial Liabilities
      Funds held under deposit contracts                14,624,226       14,314,000      14,085,670       13,977,000
      Variable separate account liabilities              1,208,099        1,208,099       1,275,105        1,275,105
      Derivative instruments:
        Options                                              2,059            2,059              -                 -


Derivative Financial Instruments

The Company uses derivative financial instruments, including interest rate swaps, options and financial futures, as a means of hedging exposure to equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized on the consolidated balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps and financial futures, credit risk is limited to the amount that it would cost the Company to replace the contract.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

The Company's consolidated investments in mortgage-backed securities of $3,880,321 at fair value at December 31, 2001 ($3,725,492 at December 31, 2000)
are primarily residential collateralized mortgage obligations (CMOs), pass-throughs and commercial loan-backed mortgage obligations (CMBS). CMOs and CMBS, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in CMOs and CMBS comprised of the riskier, more volatile type (e.g., principal only, inverse floaters, etc.) has been intentionally limited to only a small amount - less than 1% of total mortgage-backed securities at both December 31, 2001 and 2000.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


5.  Financial Instruments (continued)

The Company entered into interest rate swap agreements to reduce the impact of changes in interest rates. The interest rate swap agreements provide only for the exchange of interest on the notional amount at the stated rates, with no multiplier or leverage.

The Company formally documents all relationships between the hedging instruments and hedged items, as well as its risk-management objectives and strategies for undertaking various hedge transactions. The Company links all hedges that are designated as fair value hedges to specific assets or liabilities on the balance sheet. The Company links all hedges that are designated as cash flow hedges to forecasted transactions. The Company also assesses, both at the inception of the hedge and on an on-going basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge, the Company discontinues hedge accounting prospectively. No fair value hedges or cash flow hedges were not recognized or discontinued during the year ended December 31, 2001.

The Company's derivatives and hedges are described further below:

Fair Value Hedges

The Company uses interest rate swaps to offset the change in value of certain fixed rate assets and liabilities. In calculating the effective portion of the fair value hedges, the changes in the fair value of the hedge and the hedged item are recognized in realized gains in the Statements of Consolidated Income. Differences between the changes in the fair value of the hedge and the hedged item represent hedge ineffectiveness and are recognized in realized gain or loss. Fair value hedge ineffectiveness resulted in a gain of $4,160 for the year ended December 31, 2001. At January 1, 2001, the cumulative effect of the adoption of SFAS 133 related to fair value hedges was a loss of $2,568 ($1,669 after-tax). This cumulative loss at adoption was reported as the cumulative effect of change in accounting principle reported in the Statements of Consolidated Income.

Cash Flow Hedges

The Company also uses interest rate swaps to hedge the variability of future cash flows associated with variable rate assets. The changes in the fair value of the hedge and the related interest are recognized in Accumulated Other Comprehensive Income (AOCI). Differences between the changes in the fair value of the hedge and the hedged items represent hedge ineffectiveness and are recognized in realized gain or loss. There was no cash flow hedge ineffectiveness for the year ended December 31, 2001. At January 1, 2001, the cumulative effect of the adoption of SFAS 133 was a loss of $685 ($445 after-tax) and was recorded to AOCI. At December 31, 2001, AOCI included a gain of $12,272 ($7,977 after-tax) for the changes in fair value of cash flow hedges. The Company estimates that $12,874 of derivative instrument and hedging activity gains included in AOCI will be reclassified into earnings during the next twelve months.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


5.  Financial Instruments (continued)

Other Derivatives

In 1997, the Company introduced an equity-indexed annuity (EIA) product that credits the policyholder based on a percentage of the gain in the S&P 500 Index. The Company has a hedging program with the objective to hedge the exposure to changes in the S&P 500. The program consists of buying and writing S&P 500 options, buying Treasury interest rate futures and trading S&P 500 futures and swaps. Sales of the EIA product were suspended in the fourth quarter of 1998. As permitted under a grandfathering clause in SFAS 133, the Company elected not to apply the fair value adjustment requirement of this statement to the embedded derivatives contained in the liability related to EIA products sold prior to January 1, 1999. The change in fair value of the options, futures and swaps used to hedge the EIA liability is recognized as an adjustment to operating income in the Statements of Consolidated Income. For the year ended December 31, 2001, the Company recognized income of $152 from the change in realized gains and losses on these options, futures and swaps.


6.  Reinsurance

The Company protects itself from excessive losses by ceding reinsurance to other companies, using automatic and facultative treaties. The availability and cost of reinsurance are subject to prevailing market conditions, both in terms of price and available capacity. Although the reinsurer is liable to the Company to the extent of the reinsurance ceded, the Company remains primarily liable to the policyholder as the direct insurer on all risks reinsured. The Company evaluates the financial condition of its reinsurers to minimize its exposure to losses from reinsurer insolvencies. To the Company's knowledge, none of its reinsurers are experiencing financial difficulties.

Reinsurance recoverables are comprised of the following amounts:

                                                                                                December 31
                                                                                             2001         2000
                                                                                        ----------   ----------
    Unpaid losses and adjustment expenses                                               $    2,544   $    3,176
    Paid claims                                                                              2,497        2,931
    Life policy liabilities                                                                 86,570       94,272
    Other reinsurance payables                                                              (1,522)      (1,241)
                                                                                       ------------  -------------

    Total reinsurance recoverables                                                       $  90,089    $  99,138
                                                                                         ==========   ==========


The effects of reinsurance on the premium and policy benefit amounts in the Statements of Consolidated Income are as follows:

                                                                                     Year Ended December 31
                                                                                2001        2000          1999
                                                                             ---------   ----------    ---------

    Reinsurance Ceded:

      Premiums                                                             $  (34,644)  $  (31,581)  $  (21,216)
                                                                           ===========  ===========  ===========

      Policy benefits                                                      $  (12,286)  $  (35,099) $    (9,347)
                                                                           ===========  =========== ============

    Reinsurance Assumed:

      Premiums                                                           $        227   $   30,484 $        697
                                                                         =============  ========== =============

      Policy benefits                                                     $     3,400   $   36,188  $     2,464
                                                                          ============  =========== ============


                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


6.  Reinsurance (continued)

The increase in assumed premiums and policy benefits during 2000 reflects the assumed block of group life and health business acquired from ING North America Insurance Corporation. The reduction of these amounts in 2001 reflects the transfer of this block of business to the Company's paper. See Note 2 for additional information.


7.  Statutory Basis Information

The Company and its subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis as prescribed or permitted by such authorities (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The state of Washington has adopted the provisions of the revised manual, except as otherwise provided by Washington State law. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual was reported as an adjustment to surplus as of January 1, 2001. The Company's statutory-basis capital and surplus was increased by $45,356 as a result of these changes. The majority of this change relates to the recording of deferred tax assets and liabilities as prescribed by Codification.

Statutory net income differs from income reported in accordance with GAAP principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

Statutory net income and capital and surplus, by company, are as follows:

                                                                                    Year Ended December 31
                                                                                2001         2000         1999
                                                                             ---------    ---------     --------

    Statutory net income:
       SAFECO Life Insurance Company                                        $  113,572    $  63,364   $  91,666
       SAFECO National Life Insurance Company
       First SAFECO National Life Insurance                                      1,066          745       1,121
          Company of New York                                                      679          493         751
       American States Life Insurance Company                                   16,708       21,021           -
       Empire Life Insurance Company                                               -            -           596
                                                                          ------------   -----------------------

       Total                                                               $   132,025    $  85,623    $ 94,134
                                                                           ===========   ==========   ==========


                                                                                           December 31
                                                                                2001         2000         1999
                                                                             ---------   ----------    ---------

    Statutory capital and surplus:
      SAFECO Life Insurance Company and subsidiaries                       $  782,891   $  705,957   $  637,522
                                                                           ===========  ===========  ===========


The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related SAFECO Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at December 31, 2001.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


8.  Dividend Restrictions

Insurance companies are restricted by certain states as to the amount of dividends they may pay within a given calendar year to their parent without regulatory consent. Under insurance regulations of the state of Washington, the restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory earned surplus. The amount of retained earnings available for the payment of dividends to SAFECO Corporation without prior regulatory approval was $181,248 at December 31, 2001.


9.  Employee Benefit Plans

SAFECO Corporation (SAFECO) sponsors defined contribution and defined benefit plans covering substantially all employees. A bonus plan based on overall company profit and payable to employees based on relative compensation is being replaced effective January 1, 2002 with a new plan. The new bonus plan is also based on company profit but also has components of business unit profitability. Any payments are allocated to employees based on their business unit and individual performance. The defined contribution plans include 401(k) savings plans and profit-sharing retirement plans (PSRP). The 401(k) has a matching component under which SAFECO contributes two-thirds of the first 6% of an employee's contribution for participating employees with one year or more of service. SAFECO's match is made in cash. SAFECO's Cash Balance Plan (CBP) is a defined benefit plan that provides benefits for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO's policy to fund the CBP on a current basis to the full extent deductible under federal income tax regulations. Costs allocated to the Company for these plans were $3,291, $2,503 and $2,479 for the years ended December 31, 2001, 2000 and 1999, respectively.

In addition, SAFECO provides certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees become eligible for these benefits if they reach retirement age while working for SAFECO. The cost of these benefits is shared by SAFECO and the retiree. Costs allocated to the Company for these plans were $1,369, $3,113 and $1,091 for the years ended December 31, 2001, 2000 and 1999, respectively. The accrued other postretirement benefit cost recorded in the balance sheet was $10,065 and $9,161 at December 31, 2001 and 2000, respectively.


10.  Income Taxes

The Company uses the liability method of accounting for income taxes under which deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

For the year ended December 31, 2001, the difference of $4,297 between income tax computed by applying the U.S. federal income tax rate of 35% to income before federal income taxes and the provision for federal income taxes is primarily due to the write-off of goodwill. Other differences are not material. There were no material differences for the years ended December 31, 2000 and 1999.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


10.  Income Taxes (continued)

The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                                                    December 31
                                                                                                2001          2000
                                                                                              ---------    ----------

   Deferred tax assets:
     Discounting of loss and adjustment expense reserves                                   $         907  $      522
     Uncollected premium adjustment                                                                6,603       6,657
     Adjustment to life policy liabilities                                                        71,862      53,972
     Capitalization of policy acquisition costs                                                   84,272      84,918
     Postretirement benefits                                                                       3,523       3,206
     Realized capital losses on writedown of investment securities                                36,737      11,473
     Goodwill                                                                                      5,390           -
     Guaranty fund assessments                                                                     1,329       1,687
     Intercompany sales of securities                                                              1,501       1,339
     Other                                                                                         2,690       1,926
                                                                                            ------------   ---------

        Total deferred tax assets                                                                214,814     165,700
                                                                                            ------------ ------------

   Deferred tax liabilities:
     Deferred policy acquisition costs                                                           109,707     102,846
     Present value of future profits                                                              19,042      21,248
     Bond discount accrual                                                                        29,743      12,128
     Right to reinsure                                                                            10,069       9,194
     Unrealized appreciation of investment securities
       (net of deferred policy acquisition costs: $3,254; $187                                   151,856      36,677
     Other                                                                                           871       1,744
                                                                                            ------------ -----------

        Total deferred tax liabilities                                                           321,288     183,837
                                                                                            ------------ ------------

        Net deferred tax liability                                                           $   106,474  $   18,137
                                                                                             =========== ============


The following table reconciles the deferred tax benefit in the Statements of Consolidated Income to the change in the deferred tax liability in the Consolidated Balance Sheet for the year ended December 31:

                                                                                 2001          2000          1999
                                                                             ----------     ---------     -----------

   Deferred tax benefit                                                     $  (25,943)  $   (10,158)   $    (15,766)

   Net deferred tax asset acquired in acquisitions
     and contributions                                                               -        (9,643)              -

   Deferred tax effect of cumulative change in accounting
     principle - FAS 133                                                          (899)            -               -

   Deferred tax changes reported in shareholder's equity:
     Increase (decrease) in liability related to unrealized
       appreciation or depreciation of investment securities                   118,246       144,499        (306,140)

     (Increase) decrease in liability related to deferred
       policy acquisition costs                                                 (3,067)         (108)         15,709
                                                                          ---------------------------- --------------

   Change in net deferred tax asset/liability                               $   88,337    $  124,590     $  (306,197)
                                                                            ===========   ===========    ============




                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


11.  Segment Data

The Company's reportable business segments are strategic business units that offer distinctive products marketed through independent agents in various distribution channels.

The Company has five reportable segments: Individual, Retirement Services,
Income Annuities, Group and Corporate. Individual issues traditional, term and universal life insurance policies. Retirement Services issues fixed and variable deferred annuity products. Income Annuities issues immediate annuities for structured pay out situations. Group issues excess loss health insurance to companies that have self-insured medical plans. The Corporate segment is used to retain profits from the four product lines and pay dividends to the parent company, SAFECO Corporation.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Company management evaluates performance based on operating profit or loss before income taxes.

                                                                    Year Ended December 31, 2001
                                                      Retirement     Income
                                        Individual    Services      Annuities       Group       Corporate        Total
                                       ------------ ------------  --------------    ------      ---------       -----


Revenue:
   Premiums                          $     129,685 $        475 $          -    $  331,305 $           -     $  461,465
   Net investment income                   226,726      339,183      529,584         3,738        78,079      1,177,310
   Other revenue                            11,363       27,417           12         1,207           733         40,732
                                     -------------- ----------- --------------  ---------- -------------     ----------

     Total revenue                         367,774      367,075      529,596       336,250        78,812      1,679,507

Expenses:
   Policy benefits                         274,311      284,486      463,905       212,197             -      1,234,899
   Commissions                              20,687       35,282        3,983        45,534             -        105,486
   Amortization of deferred
     policy acquisition costs
     and present value of
     future profits                         13,414       19,615            -         5,692             -         38,721
   Write-off of deferred policy
     acquisition costs, goodwill and
     other write-offs                       30,829            -            -           816             -         31,645
   Deferral of policy acquisition costs    (13,034)     (33,947)           -       (10,041)            -        (57,022)
   Other expenses                           49,640       46,036       13,897        56,267          8,837       174,677
                                     -------------- ----------- --------------  ----------  -------------     ----------
     Total expenses and policy
       benefits                           375, 847      351,472      481,785       310,465          8,837     1,528,406
                                      -------------- ----------- --------------  ---------- -------------     ----------

Income (loss) from
   insurance operations                     (8,073)      15,603       47,811        25,785         69,975       151,101

Realized investment gain (loss)             (7,452)     (29,215)      10,595        (1,627)         5,153       (22,546)
                                     -------------- ----------- --------------  ---------- -------------     ----------

Income (loss) before federal
   income taxes                  $         (15,525)$    (13,612)$     58,406 $      24,158 $       75,128 $     128,555
                                 ================= ============ ============ ============= ============== =============



Assets
   Total investments                   $  3,452,246 $  4,932,293 $  6,733,321 $    69,326  $  1,030,645 $  16,217,831
   Assets held in separate accounts         111,193    1,096,906         -           -             -        1,208,099
   Total assets                           3,875,451    6,252,435    6,831,984     172,471     1,164,282    18,296,623




                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


11.       Segment Data (continued)



                                                                    Year Ended December 31, 2000
                                                      Retirement     Income
                                        Individual    Services      Annuities       Group       Corporate        Total
                                       ------------ ------------  --------------    ------      ---------       -----


Revenue:
   Premiums ...........................  $   110,219    $      601   $       -    $   311,465      $    -   $     422,285
   Net investment income ..............      200,283       391,029       495,808        1,895        76,648     1,165,663
   Other revenue ......................        9,828        36,173            36        2,045         1,301        49,383
                                            ----------  ----------   -----------   ----------      --------  ------------

     Total revenue ....................      320,330       427,803       495,844      315,405        77,949     1,637,331

Expenses:
   Policy benefits ....................      236,868       327,630       440,317      214,642          --       1,219,457
   Commissions ........................       19,056        22,945        15,912       44,041          --         101,954
   Amortizations of deferred
     policy acquisition costs
     and present value of
     future profits ...................       12,003        24,758          --          5,374          --          42,135
   Deferral of policy acquisition costs      (24,763)      (17,443)         --         (9,483)         --         (51,689)
   Other expenses .....................       58,014        40,051        13,209       56,674         7,716       175,664
                                            ----------  ----------   -----------   ----------      --------  ------------
     Total expenses and policy
       benefits .......................      301,178       397,941       469,438      311,248         7,716     1,487,521
                                            ----------  ----------   -----------   ----------      --------  ------------

Income from insurance operations ......       19,152        29,862        26,406        4,157        70,233       149,810

Realized investment gain (loss) .......       (2,804)      (25,401)       17,553       (3,495)       (1,626)      (15,773)
                                            ----------  ----------   -----------   ----------      --------  ------------

Income before federal income taxes ....  $    16,348   $     4,461  $     43,959    $     662 $      68,607 $     134,037
                                            ==========  ==========   ===========   ==========      ========  ============
Assets
   Total investments                  $      3,147,137 $ 4,807,828 $  6,502,843 $      39,352  $  1,011,790  $ 15,508,950
   Assets held in separate accounts            120,960   1,154,145         -        -             -             1,275,105
   Total assets                              3,615,006   6,169,094    6,605,102       192,205     1,092,118    17,673,525





                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


11.  Segment Data (continued)


                                                                    Year Ended December 31, 1999
                                                      Retirement     Income
                                        Individual    Services      Annuities       Group       Corporate        Total
                                       ------------ ------------  --------------    ------      ---------       -----

Revenue:
   Premiums ...........................$    62,409 $         536 $    -         $  193,797      $   -       $  256,742
   Net investment income .............     113,830       410,908     486,561         1,845       71,222      1,084,366
Other revenue ........................       3,808        32,348          29            --           --         36,185
                                        ----------   ----------- -----------    ----------      -------     ----------

     Total revenue ....................    180,047       443,792     486,590       195,642       71,222      1,377,293

Expenses:
   Policy benefits ....................    134,700       310,495     422,925       157,113          --       1,025,233
   Commissions ........................     10,237        24,255      11,764        29,149          150         75,555
   Amortizations of deferred
     policy acquisition costs
     and present value of
     future profit ....................      5,447        24,979         --          4,407           --         34,833
   Write-off of deferred policy
     acquisition costs, goodwill and
     other write-offs .................         --        12,993         --            --            --         12,993
   Deferral of policy acquisition costs    (25,698)      (18,932)        --        (8,368)           --        (52,998)
   Other expenses .....................     47,378        37,452       9,640       32,849          2,333        29,652
                                        ----------   ----------- -----------    ----------      -------     ----------
     Total expenses and policy
       benefits .......................    172,064       391,242     444,329      215,150          2,483     1,225,268
                                        ----------   ----------- -----------    ----------      -------     ----------

Income (loss) from
   insurance operations ...............      7,983        52,550      42,261      (19,508)        68,739       152,025

Realized investment gain (loss) .......        325        (1,031)     (5,927)         295          1,655        (4,683)
                                        ----------   ----------- -----------    ----------      -------     ----------
Income (loss) before federal
   income taxes .......................$     8,308    $   51,519 $    36,334  $   (19,213)  $     70,394   $   147,342
                                       ===========    ========== =========== =============  ============   ============



Assets
   Total investments .................$  1,946,604  $  5,624,219  $5,879,843  $     14,534   $   873,904   $14,339,104
   Assets held in separate accounts ...    126,908     1,276,340          --            --            --     1,403,248
   Total assets .......................  2,308,863     7,204,831   6,010,669       104,749       921,476    16,550,588


12.  Subsequent Event  (Unaudited)

On March 4, 2002, SAFECO reached a definitive agreement to acquire Swiss Re's medical excess-loss and group life insurance business. SAFECO is acquiring $240 million in excess-loss medical insurance premium and $10 million in annual group life premium. Pending regulatory approval, the acquisition is expected to close in June 2002.



                       SAFECO RESOURCE VARIABLE ACCOUNT B
                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

A. FINANCIAL STATEMENTS The following audited financial statements of SAFECO Resource Variable Account B and of SAFECO Life Insurance Company are included in the Statement of Additional Information of this Registration
     Statement:

   REGISTRANT:
     Statement of Assets and Liabilities as of December 31, 2001.
     Statements of Operations and Changes in Net Assets for the Year or Period Ended December 31, 2001 and 2000.
     Notes to Financial Statements.

   SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:
     Consolidated Balance Sheets as of December 31, 2001 and 2000.
     Statements of Consolidated Income for the years ended December 31, 2001, 2000 and 1999.
     Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999.
     Statements of Consolidated Comprehensive Income (Loss) for the years ended December 31, 2001, 2000 and 1999.
     Statements of Consolidated Cash Flows for the years ended December 31, 2001, 2000 and 1999.
     Notes to Consolidated Financial Statements.

b.    EXHIBITS

EXHIBIT NUMBER                DESCRIPTION OF DOCUMENT
--------------                -----------------------

       1.             Resolution of Board of Directors of SAFECO
                      authorizing the establishment of the Separate
                      Account.   1/

       2.             Not Applicable.

       3.  (i)        Form of Principal Underwriter's Agreement.   2/
           (ii)       Selling Agreement.   3/

       4.  (i)        Individual Modified Single Premium Deferred
                      Variable Annuity Contract.   12/

       5.             Application for Annuity Contract.   12/

       6.  (i)        Copy of Articles of Incorporation of SAFECO as amended
                      11/26/90. 1/

           (ii)       Copy of the Bylaws of SAFECO as amended 11/08/01.   11/

       7.             Form of Reinsurance Agreement. 13/

       8.a.  (i)      Participation Agreement (Scudder).  3/
             (ii)     Reimbursement Agreement (Scudder).  3/
             (iii)    Participating Contract and Policy Agreement (Scudder).  3/
             (iv)     Services Agreement (Scudder).  7/

       8.b.           Participation Agreement (Federated).   4/
                      Amendment to Participation Agreement.  11/

       8.c.           Participation Agreement (Lexington).  4/

       8.d.           Participation Agreement (ACVP).   11/
                      Amendment No. 1 to Participation Agreement. 11/ Amendment No. 2 to Participation Agreement. 11/ Amendment No. 3 to Participation Agreement. 11/

       8.e.           Participation Agreement (Fidelity VIP I & II).   8/
                      Form of Sub-Licensing Agreement.  8/

       8.f.           Form of Participation Agreement (Fidelity VIP III).  6/

       8.g.           Participation Agreement (INVESCO).   11/
                      Amendment No. 1 to Participation Agreement.  11/

       8.h.           Participation Agreement (AIM).   11/

       8.i.           Form of Participation Agreement (Dreyfus).  9/

       8.j. Participation Agreement (Franklin Templeton). 11/ Amendment No. 1 to Participation Agreement. 11/ Amendment No. 2 to Participation Agreement. 11/

       8.k.           Form of Participation Agreement (J.P. Morgan).  9/

       9.             Opinion and Consent of Counsel.  10/

       10.            Consent of Independent Auditors.

       11.            Not Applicable.

       12.            Agreement Governing Contribution.  5/

       13.            Calculation of Performance Information.  4/

       14.            Power of Attorney.  11/

       15.            Representation of Counsel.

     1/ Incorporated by reference to Registration Statement of SAFECO Separate Account C filed with the SEC on June 16, 1995 (File No. 33-60331).
     2/ Incorporated by reference to Registrant's Post-Effective Amendment filed with the SEC on December 29, 1995.
     3/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on December 29, 1995 (File No. 33-69712).
     4/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712).
     5/ Incorporated by reference to Post-Effective Amendment of SAFECO Resource Variable Account B filed with the SEC on April 29, 1996 (File No. 33-06546 ).

     6/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account SL filed with the SEC on October 28, 1997 (File No. 333-30329).
     7/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 30, 1998 (File No. 33-69712).

     8/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).
     9/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on or about April 28, 2000 (File No. 33-69712).
     10/ Incorporated by reference to Registrant's Post-Effective Amendment filed with the SEC on April 30, 1999.
     11/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

     12/ Incorporated by reference to Registrant's Post-Effective Amendment filed with the SEC on April 30, 2001.
     13/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 30, 2002 (File No. 33-69712).



ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of SAFECO Life Insurance Company ("SAFECO") who is engaged in activities relating to SAFECO Resource Variable Account B or the variable annuity contracts offered through SAFECO Resource Variable Account B. Unless otherwise indicated the principal business address of all officers or directors listed is 5069 154th Place N.E., Redmond, Washington 98052.


NAME                               POSITION WITH SAFECO
----                               --------------------
*Michael S. McGavick               Director, Chairman of the Board

Randall H. Talbot                  Director, President

Roger F. Harbin                    Director, Executive Vice President, Actuary

*Christine B. Mead                 Director, Senior Vice President, Secretary

*Michael E. LaRocco                Director

*James W. Ruddy                    Director

*Dale E. Lauer                     Director

*William T. Lebo                   Director

Leslie J. Rice                     Vice President, Controller, Assistant Secretary

Michael J. Kinzer                  Vice President, Chief Actuary

**Ronald L. Spaulding              Director, Vice President, Treasurer

Tommie Brooks                      Actuary

George C. Pagos                    Associate General Counsel, Vice President, Assistant
                                   Secretary

* The principal business address of these officers and directors is SAFECO Plaza, Seattle, WA 98185.
** The principal business address of Ronald L. Spaulding is 601 Union Street, Suite 2500, Seattle, WA 98101-4074.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

SAFECO Life Insurance Company ("SAFECO") established SAFECO Resource Variable Account B ("Registrant") by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly-owned subsidiary of SAFECO Corporation, which is a publicly-owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company, SAFECO Financial Products, Inc. and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation, SAFECO U.K. Limited, a UK Corporation, American States Insurance Company, American States Preferred Insurance Company, American Economy Insurance Company, each an Indiana corporation, and Barrier Ridge, LLC, a Delaware Limited Liability Company. General Insurance Company of America owns 100% of SAFECO Insurance Company of Indiana, an Indiana corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company and Emerald City Insurance Agency, Inc., both Washington corporations, SAFECO Management Corporation, a New York corporation and SAFECO Insurance Company of Oregon, an Oregon corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, American States Life Insurance Company, an Indiana corporation, and D.W. Van Dyke & Co., Inc., a Delaware corporation. SAFECO Life Insurance Company owns 15% of Medical Risk Managers, Inc., a Delaware corporation. SAFECO Insurance Company of Illinois owns 100% of Insurance Company of Illinois, an Illinois corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of SAFECO Investment Services, Inc., F.B. Beattie & Co., Inc., and Talbot Financial Corporation, each a Washington corporation, General America Corp. of Texas and SAFECO General Agency, Inc. both Texas corporations, Financial Institution Solutions, Inc., a California corporation and R.F. Bailey Holdings Limited, a U.K. corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company and American States Lloyds Insurance Company, both Texas Lloyds organizations. R.F. Bailey Holdings Limited owns 100% of R.F. Bailey (Underwriting Agencies) Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. SAFECO Properties, Inc. owns 100% of the following Washington corporations: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of S.C. Bellevue, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of Winmar Metro, Inc., a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, and Winmar of the Desert, Inc., a California corporation.

No person is directly or indirectly controlled by Registrant.

All subsidiaries are included in consolidated financial statements. In addition, SAFECO Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2002, there were 2,696 Contract Owners and 7,503
Certificate-Holders of the Registrant.

ITEM 28.  INDEMNIFICATION

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as is provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Contracts issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     a. SAFECO Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for SAFECO's Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.

     b. The following information is provided for each principal officer and director of the principal underwriter:

         NAME AND PRINCIPAL              POSITIONS AND OFFICES
         BUSINESS ADDRESS                WITH UNDERWRITER
         -----------------               ---------------------
         *  Ronald L. Spaulding          Director
         ** Roger F. Harbin              Director, President
         ***David H. Longhurst           Vice President, Controller, Treasurer,
                                         Financial Principal and Secretary

* The principal business address for Ronald L. Spaulding is 601 Union Street, Suite 2500, Seattle, WA 98101-4074.

** The principal business address for Roger F. Harbin is 5069 154th Place N.E., Redmond, Washington 98052.

*** The principal business address for David H. Longhurst is 10865 Willows Road NE, Redmond, WA 98052.

     c. During the fiscal year ended December 31, 2001, SAFECO Investment Services, Inc., through SAFECO Securities, Inc., received $1,515,108 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. SAFECO Investment Services, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

SAFECO Life Insurance Company at 5069 154th Place N.E., Redmond, Washington 98052 and/or SAFECO Asset Management Company at 10865 Willows Road N.E., E-2, Redmond, Washington 98052, maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable

ITEM 32.  UNDERTAKINGS

1. Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     a. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     b. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     c. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     d. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value;

     e. Pursuant to Section 26(e) of the Investment Company Act of 1940, Registrant and Depositor represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

2. In connection with the offer of Registrant's Contracts to Participants in the Texas Optional Retirement Program, Registrant represents it is relying upon Rule 6c-7 under the Investment Company Act of 1940 and that subparagraphs (a)-(d) of Rule 6c-7 have been complied with as of the effective date of Registrant's Post-Effective Amendment No. 10.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Seattle, and State of Washington on this 30th day of April, 2002.

                                       SAFECO Resource Variable Account B
                                       ----------------------------------
                                            Registrant

                              By:      SAFECO Life Insurance Company
                                       ------------------------------------

                              By:      /s/ RANDALL H. TALBOT
                                       ------------------------------------
                                       Randall H. Talbot, President

                                       SAFECO Life Insurance Company
                                       ------------------------------------
                                          Depositor

                              By:      /s/ RANDALL H. TALBOT
                                       ------------------------------------
                                       Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

        NAME                                TITLE                                    DATE
        ----                                -----                                    ----
MICHAEL E. LAROCCO*                         Director
---------------------------
Michael E. LaRocco


MICHAEL S. MCGAVICK*                        Director and Chairman
---------------------------------
Michael S. McGavick


LESLIE J. RICE*                             Vice President, Controller and
------------------------------              Assistant Secretary (Principal
Leslie J. Rice                              Accounting Officer)



RONALD L. SPAULDING*                        Director, Vice
------------------------                    President and Treasurer
Ronald L. Spaulding


CHRISTINE B. MEAD*                          Director, Senior Vice
--------------------------------            President and Secretary
Christine B. Mead


JAMES W. RUDDY*                             Director
--------------------------
James W. Ruddy


/s/ ROGER F. HARBIN                         Director, Executive Vice President and Actuary
-------------------
Roger F. Harbin


DALE E. LAUER*                              Director
--------------
Dale E. Lauer


/s/ RANDALL H. TALBOT                       Director and President (Principal Executive Officer)
--------------------
Randall H. Talbot

                                            *By/s/ ROGER F. HARBIN
                                               ------------------------
                                               Roger F. Harbin
                                               Attorney-in-Fact

                                            *By:/s/ RANDALL H. TALBOT
                                                -----------------------
                                                Randall H. Talbot
                                                Attorney-in-Fact

                                  EXHIBIT INDEX


EXHIBIT
 NUMBER                     DESCRIPTION
--------                    -----------
99.10
                 Consent of Independent Auditors
99.15
                 Representation of Counsel